UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	2-28-2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Global Allocation Fund

February 28, 2013

Global Allocation - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 82.4%

INTERNATIONAL EQUITY FUNDS — 38.0%
Emerging Markets Fund Institutional Class	446,430	4,071,442
Global Gold Fund Institutional Class	96,261	1,412,151
Global Real Estate Fund Institutional Class	736,400	8,225,587
International Growth Fund Institutional Class	1,135,059	13,416,397

		27,125,577

DOMESTIC EQUITY FUNDS — 18.3%
Core Equity Plus Fund Institutional Class	373,507	4,526,906
Heritage Fund Institutional Class	38,202	929,842
Large Company Value Fund Institutional Class	250,381	1,685,066
Mid Cap Value Fund Institutional Class	67,909	946,653
Select Fund Institutional Class	66,942	3,067,964
Small Company Fund Institutional Class	203,292	1,915,012

		13,071,443

DOMESTIC FIXED INCOME FUNDS — 13.8%
Diversified Bond Fund Institutional Class	503,343	5,582,077
High-Yield Fund Institutional Class	688,059	4,307,251

		9,889,328

INTERNATIONAL FIXED INCOME FUNDS — 12.3%
International Bond Fund Institutional Class	624,502	8,749,276

TOTAL MUTUAL FUNDS (Cost $57,305,793)		58,835,624

EXCHANGE-TRADED FUNDS — 11.7%

iShares S&P GSCI Commodity Indexed Trust(2)	153,356	5,007,074
PowerShares DB Agriculture Fund (2)	65,546	1,730,414
SPDR Gold Shares(2)	5,285	808,394
Sprott Physical Gold Trust (2)	60,046	804,616

TOTAL EXCHANGE-TRADED FUNDS (Cost $8,648,485)		8,350,498

TEMPORARY CASH INVESTMENTS — 5.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 1.875%, 4/15/15 - 6/30/16, valued at $2,190,706), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $2,146,414)		2,146,407
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 2/15/42, valued at $1,094,325), in a joint trading account at 0.11%, dated 2/28/13, due 3/1/13 (Delivery value $1,073,207)		1,073,204
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $1,040,314), in a joint trading account at 0.09%, dated 2/28/13, due 3/1/13 (Delivery value $1,022,999)		1,022,996
SSgA U.S. Government Money Market Fund	44	44

TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,242,651)		4,242,651

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $70,196,929)	71,428,773

OTHER ASSETS AND LIABILITIES†	5,189

TOTAL NET ASSETS — 100.0%	$71,433,962

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
1,700	AUD for USD	HSBC Holdings plc	4/26/13	1,729	(52)
6,100	AUD for USD	Westpac Group	4/26/13	6,206	(196)
7,400	BRL for USD	Barclays Bank plc	4/26/13	3,715	36
6,000	CAD for USD	Barclays Bank plc	4/26/13	5,811	(122)
105,318	CAD for USD	Barclays Bank plc	4/26/13	102,001	(3,697)
2,700	CAD for USD	HSBC Holdings plc	4/26/13	2,615	(86)
4,200	CAD for USD	HSBC Holdings plc	4/26/13	4,068	(128)
12,600	CHF for USD	UBS AG	4/26/13	13,451	(130)
19,700	CNY for USD	HSBC Holdings plc	4/26/13	3,134	6
3,403,495	KRW for USD	HSBC Holdings plc	4/26/13	3,123	(55)
44,800	MXN for USD	Barclays Bank plc	4/26/13	3,492	(4)
17,900	NOK for USD	Barclays Bank plc	4/26/13	3,112	(114)
214,700	NOK for USD	Barclays Bank plc	4/26/13	37,325	(233)
527,100	NOK for USD	Deutsche Bank	4/26/13	91,634	(2,509)
17,600	NOK for USD	HSBC Holdings plc	4/26/13	3,060	(95)
15,500	NOK for USD	HSBC Holdings plc	4/26/13	2,695	(120)
14,900	NZD for USD	Westpac Group	4/26/13	12,275	(189)
57,300	TWD for USD	HSBC Holdings plc	4/26/13	1,933	(17)

				301,379	(7,705)
(Value on Settlement Date $309,084)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
3,959,695	COP for USD	Barclays Bank plc	4/26/13	2,174	38
45,051	EUR for USD	HSBC Holdings plc	4/26/13	58,839	1,111
1,700	EUR for USD	HSBC Holdings plc	4/26/13	2,220	73
1,700	EUR for USD	HSBC Holdings plc	4/26/13	2,220	44
20,300	GBP for USD	Barclays Bank plc	4/26/13	30,788	1,410
1,600	GBP for USD	HSBC Holdings plc	4/26/13	2,427	106
1,500	GBP for USD	HSBC Holdings plc	4/26/13	2,275	85
710,700	JPY for USD	Barclays Bank plc	4/26/13	7,670	169
296,200	JPY for USD	HSBC Holdings plc	4/26/13	3,197	149
488,100	JPY for USD	HSBC Holdings plc	4/26/13	5,268	7
218,800	JPY for USD	HSBC Holdings plc	4/26/13	2,361	(18)
10,536,500	JPY for USD	UBS AG	4/26/13	113,715	5,372
15,200	PEN for USD	Barclays Bank plc	4/26/13	5,899	34
211,200	SEK for USD	Barclays Bank plc	4/26/13	32,618	140
154,975	SEK for USD	Deutsche Bank	4/26/13	23,935	(186)
12,700	SEK for USD	HSBC Holdings plc	4/26/13	1,961	46
5,000	SGD for USD	HSBC Holdings plc	4/26/13	4,038	10

				301,605	8,590
(Value on Settlement Date $310,195)

Notes to Schedule of Investments

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Renminbi
COP	-	Colombian Peso
DB	-	Deutsche Bank
EUR	-	Euro
GBP	-	British Pound
GSCI	-	Goldman Sachs Commodities Index
JPY	-	Japanese Yen
KRW	-	South Korea Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
SPDR	-	Standard & Poor's Depositary Receipts
TWD	-	Taiwanese Dollar
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Mutual Funds	58,835,624	—	—
Exchange-Traded Funds	8,350,498	—	—
Temporary Cash Investments	44	4,242,607	—

Total Value of Investment Securities	67,186,166	4,242,607	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	885	—

3. Affiliated Company Transactions

Certain investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each affiliated fund for the three months ended February 28, 2013 follows:

	November 30, 2012					February 28, 2013
Affiliated Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Dividend Income(1)($)	Share Balance	Market Value ($)
Emerging Markets Fund Institutional Class	235,144	1,955,470	72,256	(845)	—	446,430	4,071,442
Global Gold Fund Institutional Class	46,544	905,303	44,063	(11,603)	16,453	96,261	1,412,151
Global Real Estate Fund Institutional Class	364,971	4,161,038	145,104	(2,281)	250,099	736,400	8,225,587
International Growth Fund Institutional Class	590,287	6,501,197	236,181	(2,471)	101,479	1,135,059	13,416,397
Core Equity Plus Fund Institutional Class	188,396	2,203,595	78,409	(505)	70,356	373,507	4,526,906
Heritage Fund Institutional Class	19,263	455,574	16,433	(203)	11,149	38,202	929,842
Large Company Value Fund Institutional Class	128,584	807,271	29,425	(211)	7,306	250,381	1,685,066
Mid Cap Value Fund Institutional Class	34,299	460,676	16,316	(86)	16,251	67,909	946,653
Select Fund Institutional Class	33,960	1,525,026	56,197	(1,016)	13,981	66,942	3,067,964
Small Company Fund Institutional Class	105,218	897,516	32,613	(154)	8,666	203,292	1,915,012
Diversified Bond Fund Institutional Class	252,723	2,896,782	106,107	(2,236)	52,411	503,343	5,582,077

High-Yield Fund Institutional Class	346,859	2,210,129	78,672	(769)	76,810	688,059	4,307,251
International Bond Fund Institutional Class	315,865	4,668,074	178,267	(9,476)	46,055	624,502	8,749,276

		$29,647,651	$1,090,043	$(31,856)	$671,016		$58,835,624
(1)Dividend income includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$70,240,550
Gross tax appreciation of investments	$2,272,427
Gross tax depreciation of investments	(1,084,204)
Net tax appreciation (depreciation) of investments	$1,188,223

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Aggressive Fund

February 28, 2013

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 75.8%

AEROSPACE AND DEFENSE — 2.3%
AAR Corp.	1,028	18,062
Aerovironment, Inc.(1)	1,256	27,783
American Science & Engineering, Inc.	1,669	104,379
B/E Aerospace, Inc.(1)	17,324	911,416
Boeing Co. (The)	21,669	1,666,346
Curtiss-Wright Corp.	450	15,619
European Aeronautic Defence and Space Co. NV	30,391	1,554,543
General Dynamics Corp.	28,235	1,919,133
Honeywell International, Inc.	43,223	3,029,932
KEYW Holding Corp. (The)(1)	1,479	21,445
L-3 Communications Holdings, Inc.	2,123	161,921
Moog, Inc., Class A(1)	355	15,961
National Presto Industries, Inc.	159	12,082
Northrop Grumman Corp.	34,414	2,260,312
Orbital Sciences Corp.(1)	804	11,883
Precision Castparts Corp.	9,051	1,688,826
Raytheon Co.	38,205	2,084,847
Rockwell Collins, Inc.	6,090	366,070
Rolls-Royce Holdings plc	55,683	868,392
Teledyne Technologies, Inc.(1)	208	15,305
Textron, Inc.	73,393	2,117,388
TransDigm Group, Inc.	11,240	1,599,902
Triumph Group, Inc.	1,660	121,861
United Technologies Corp.	28,484	2,579,226
Zodiac Aerospace	4,533	510,018

		23,682,652

AIR FREIGHT AND LOGISTICS — 0.3%
Hyundai Glovis Co. Ltd.	2,693	511,081
United Parcel Service, Inc., Class B	28,513	2,356,599
UTi Worldwide, Inc.	1,390	21,170

		2,888,850

AIRLINES — 0.3%
Alaska Air Group, Inc.(1)	19,740	1,017,597
Copa Holdings SA Class A	3,597	375,599
JetBlue Airways Corp.(1)	2,600	15,756
Ryanair Holdings plc ADR	30,568	1,181,759
Southwest Airlines Co.	61,764	722,639
Spirit Airlines, Inc.(1)	214	4,333

		3,317,683

AUTO COMPONENTS — 0.4%
American Axle & Manufacturing Holdings, Inc.(1)	9,977	126,209
Autoliv, Inc.	4,844	315,732
BorgWarner, Inc.(1)	21,374	1,590,439
Continental AG	4,972	583,623
Dana Holding Corp.	2,863	47,898
Delphi Automotive plc(1)	38,590	1,614,992

Hyundai Wia Corp.	2,992	439,340

		4,718,233

AUTOMOBILES — 1.0%
Brilliance China Automotive Holdings Ltd.(1)	1,044,000	1,440,353
Ford Motor Co.	73,800	930,618
Fuji Heavy Industries Ltd.	39,000	583,170
Harley-Davidson, Inc.	42,523	2,237,985
PT Astra International Tbk	545,500	448,774
Tata Motors Ltd.	117,029	618,540
Tata Motors Ltd. ADR	4,936	133,963
Thor Industries, Inc.	1,503	56,498
Tofas Turk Otomobil Fabrikasi	68,248	423,029
Toyota Motor Corp.	54,900	2,822,295
Volkswagen AG Preference Shares	5,162	1,127,139
Winnebago Industries, Inc.(1)	5,249	101,725

		10,924,089

BEVERAGES — 1.5%
Anheuser-Busch InBev NV	18,275	1,712,116
Beam, Inc.	21,257	1,297,315
Boston Beer Co., Inc., Class A(1)	180	27,977
Brown-Forman Corp., Class B	6,420	421,280
Cia de Bebidas das Americas Preference Shares ADR	20,002	887,689
Coca-Cola Co. (The)	111,611	4,321,578
Dr Pepper Snapple Group, Inc.	18,017	785,902
Fomento Economico Mexicano SAB de CV ADR	3,184	355,780
Monster Beverage Corp.(1)	9,861	497,290
PepsiCo, Inc.	43,111	3,266,521
Pernod-Ricard SA	14,579	1,891,750

		15,465,198

BIOTECHNOLOGY — 1.5%
Acorda Therapeutics, Inc.(1)	1,016	30,226
Aegerion Pharmaceuticals, Inc.(1)	659	19,849
Alexion Pharmaceuticals, Inc.(1)	31,089	2,696,660
Alkermes plc(1)	2,763	59,985
Alnylam Pharmaceuticals, Inc.(1)	1,203	28,499
Amgen, Inc.	42,478	3,882,914
Arena Pharmaceuticals, Inc.(1)	4,648	38,997
Celgene Corp.(1)	7,705	795,002
Cepheid, Inc.(1)	1,468	53,479
CSL Ltd.	14,218	871,379
Cubist Pharmaceuticals, Inc.(1)	1,487	63,093
Dendreon Corp.(1)	4,369	25,297
Exact Sciences Corp.(1)	1,909	20,388
Exelixis, Inc.(1)	4,996	22,782
Gilead Sciences, Inc.(1)	55,671	2,377,708
Grifols SA(1)	71,119	2,533,395
Halozyme Therapeutics, Inc.(1)	2,635	14,387
ImmunoGen, Inc.(1)	1,742	26,426
Infinity Pharmaceuticals, Inc.(1)	639	26,384
Ironwood Pharmaceuticals, Inc.(1)	1,861	27,785
Isis Pharmaceuticals, Inc.(1)	2,669	39,234

Keryx Biopharmaceuticals, Inc.(1)	2,185	14,050
Neurocrine Biosciences, Inc.(1)	2,156	22,811
Onyx Pharmaceuticals, Inc.(1)	6,309	475,131
Opko Health, Inc.(1)	3,429	23,797
PDL BioPharma, Inc.	3,106	22,177
Pharmacyclics, Inc.(1)	1,164	102,176
Regeneron Pharmaceuticals, Inc.(1)	7,087	1,183,529
Rigel Pharmaceuticals, Inc.(1)	1,752	11,773
Seattle Genetics, Inc.(1)	2,160	60,782
Theravance, Inc.(1)	1,449	29,400
United Therapeutics Corp.(1)	7,701	460,597

		16,060,092

BUILDING PRODUCTS — 0.3%
American Woodmark Corp.(1)	1,368	43,913
Apogee Enterprises, Inc.	3,888	100,271
Builders FirstSource, Inc.(1)	17,365	105,058
China Liansu Group Holdings Ltd.	271,000	189,738
Daikin Industries Ltd.	18,700	693,003
Fortune Brands Home & Security, Inc.(1)	47,414	1,638,154
Lennox International, Inc.	829	48,969
Nortek, Inc.(1)	150	10,791
Quanex Building Products Corp.	1,049	20,886

		2,850,783

CAPITAL MARKETS — 1.2%
Affiliated Managers Group, Inc.(1)	16,840	2,462,513
Ameriprise Financial, Inc.	11,540	791,990
Apollo Investment Corp.	3,178	27,617
Ares Capital Corp.	230	4,258
Bank of New York Mellon Corp. (The)	18,040	489,606
BlackRock, Inc.	2,930	702,468
Calamos Asset Management, Inc., Class A	1,423	15,909
Charles Schwab Corp. (The)	25,379	412,155
Federated Investors, Inc. Class B	7,388	171,549
Fifth Street Finance Corp.	1,638	17,527
Franklin Resources, Inc.	2,466	348,323
Goldman Sachs Group, Inc. (The)	19,545	2,927,059
Hercules Technology Growth Capital, Inc.	1,232	15,437
Investment Technology Group, Inc.(1)	1,286	15,573
Janus Capital Group, Inc.	29,587	273,976
KKR & Co. LP	38,653	704,258
Morgan Stanley	11,190	252,335
Northern Trust Corp.	26,016	1,383,271
PennantPark Investment Corp.	3,982	46,191
Raymond James Financial, Inc.	15,224	668,029
SEI Investments Co.	2,882	81,474
Solar Capital Ltd.	1,244	30,478
State Street Corp.	3,505	198,348
Stifel Financial Corp.(1)	424	14,645
Triangle Capital Corp.	2,412	72,842
UBS AG	57,913	916,302
Waddell & Reed Financial, Inc.	308	12,634

Walter Investment Management Corp.(1)	958	43,991

		13,100,758

CHEMICALS — 2.7%
Agrium, Inc.	8,126	840,635
Airgas, Inc.	11,841	1,187,415
Akzo Nobel NV	11,550	737,820
BASF SE	14,684	1,383,740
Celanese Corp.	24,100	1,129,085
CF Industries Holdings, Inc.	5,703	1,145,333
Christian Hansen Holding A/S	28,252	1,021,428
Cytec Industries, Inc.	13,921	1,007,741
E.I. du Pont de Nemours & Co.	20,360	975,244
Eastman Chemical Co.	26,660	1,859,002
Flotek Industries, Inc.(1)	1,807	25,370
FMC Corp.	27,160	1,636,662
H.B. Fuller Co.	1,659	67,803
Hawkins, Inc.	813	32,065
Huntsman Corp.	39,647	683,118
Innophos Holdings, Inc.	867	42,336
Intrepid Potash, Inc.	1,845	36,365
LG Chem Ltd.	1,335	365,551
LyondellBasell Industries NV, Class A	28,942	1,696,580
Mexichem SAB de CV	84,411	421,904
Minerals Technologies, Inc.	613	24,667
Monsanto Co.	44,758	4,521,901
NewMarket Corp.	1,607	404,434
OM Group, Inc.(1)	490	12,025
PPG Industries, Inc.	4,171	561,667
Rentech Nitrogen Partners LP	1,131	46,371
Sensient Technologies Corp.	659	24,324
Sherwin-Williams Co. (The)	11,909	1,924,375
Shin-Etsu Chemical Co. Ltd.	15,400	947,028
Sociedad Quimica y Minera de Chile SA ADR	7,521	416,814
Syngenta AG	5,255	2,231,959
Tredegar Corp.	1,410	34,517
Tronox Ltd. Class A	5,139	105,555
Umicore SA	10,561	527,939
W.R. Grace & Co.(1)	7,023	502,706

		28,581,479

COMMERCIAL BANKS — 3.4%
American National Bankshares, Inc.	1,858	37,587
Banco Bilbao Vizcaya Argentaria SA	70,925	688,082
Banco Latinoamericano de Comercio Exterior SA E Shares	1,988	48,070
BancorpSouth, Inc.	1,147	17,549
Bank of Ireland(1)	4,233,250	729,527
Bank of Montreal	8,035	500,018
Bank of Nova Scotia	11,911	709,520
BankUnited, Inc.	4,869	138,085
BNP Paribas SA	21,546	1,212,516
BOK Financial Corp.	438	26,030
Boston Private Financial Holdings, Inc.	3,807	34,758
Cathay General Bancorp.	5,137	100,120

China Minsheng Banking Corp. Ltd. H Shares	481,000	669,813
City National Corp.	554	31,473
Comerica, Inc.	14,081	484,105
Commerce Bancshares, Inc.	17,379	661,966
Commonwealth Bank of Australia	23,406	1,608,296
Credicorp Ltd.	8,919	1,337,672
Cullen/Frost Bankers, Inc.	5,182	313,822
CVB Financial Corp.	2,424	25,694
DBS Group Holdings Ltd.	44,000	536,854
Erste Group Bank AG(1)	30,820	992,849
F.N.B. Corp.	1,859	21,118
First Financial Bankshares, Inc.	1,290	57,534
First Horizon National Corp.	3,533	37,556
First Interstate Bancsystem, Inc.	1,232	22,509
First Niagara Financial Group, Inc.	3,872	31,673
FirstMerit Corp.	1,002	15,150
Fulton Financial Corp.	2,372	26,922
Grupo Financiero Banorte SAB de CV	104,556	773,242
HDFC Bank Ltd.	68,117	782,960
Heritage Financial Corp.	2,286	31,661
Home Bancshares, Inc.	2,367	80,123
HSBC Holdings plc (Hong Kong)	146,454	1,621,161
IBERIABANK Corp.	1,131	56,776
ICICI Bank Ltd. ADR	15,661	656,509
Industrial & Commercial Bank of China Ltd. H Shares	994,770	714,435
Itau Unibanco Holding SA Preference Shares	19,900	352,578
Kasikornbank PCL NVDR	235,600	1,678,897
KeyCorp	68,339	641,703
Lakeland Financial Corp.	1,068	26,401
Lloyds Banking Group plc(1)	1,578,941	1,304,738
MB Financial, Inc.	1,562	37,035
National Bankshares, Inc.	1,148	38,733
Old National Bancorp.	1,610	21,735
Pacific Continental Corp.	2,262	24,045
Park Sterling Corp.(1)	4,703	26,713
Pinnacle Financial Partners, Inc.(1)	2,640	57,314
PNC Financial Services Group, Inc.	26,681	1,664,628
Popular, Inc.(1)	2,080	58,074
Prosperity Bancshares, Inc.	791	36,497
PT Bank Mandiri (Persero) Tbk	1,090,319	1,133,927
PT Bank Rakyat Indonesia (Persero) Tbk	700,500	685,024
Sberbank of Russia	540,290	1,839,687
Signature Bank(1)	1,118	83,034
Standard Chartered plc	50,356	1,372,011
SunTrust Banks, Inc.	49,010	1,352,186
Susquehanna Bancshares, Inc.	2,654	30,866
TCF Financial Corp.	1,563	21,476
Texas Capital Bancshares, Inc.(1)	1,723	72,814
Trico Bancshares	481	8,201
Turkiye Garanti Bankasi AS	292,989	1,400,731
Turkiye Halk Bankasi AS	47,009	465,164
U.S. Bancorp	30,990	1,053,040
United Bankshares, Inc.	415	10,790

Washington Banking Co.	1,441	19,799
Wells Fargo & Co.	113,714	3,989,087
Westamerica Bancorp.	7,799	345,106

		35,685,769

COMMERCIAL SERVICES AND SUPPLIES — 0.6%
ADT Corp. (The)	9,320	446,335
Aggreko plc	5,268	135,541
Avery Dennison Corp.	3,850	157,273
Deluxe Corp.	5,419	215,026
G&K Services, Inc., Class A	2,287	95,299
HNI Corp.	793	25,027
Metalico, Inc.(1)	2,339	3,836
Republic Services, Inc.	49,697	1,562,474
Stericycle, Inc.(1)	16,860	1,617,211
Team, Inc.(1)	714	31,316
Tyco International Ltd.	59,382	1,900,818
US Ecology, Inc.	2,080	51,730
Waste Management, Inc.	6,089	227,241

		6,469,127

COMMUNICATIONS EQUIPMENT — 1.2%
AAC Technologies Holdings, Inc.	110,500	469,464
Aruba Networks, Inc.(1)	3,610	89,961
Bel Fuse, Inc., Class B	1,392	23,191
Brocade Communications Systems, Inc.(1)	22,680	127,235
Cisco Systems, Inc.	265,894	5,543,890
Finisar Corp.(1)	2,209	32,362
Harris Corp.	8,716	418,978
InterDigital, Inc.	1,037	46,043
Ixia(1)	3,902	79,132
Palo Alto Networks, Inc.(1)	18,844	1,151,934
QUALCOMM, Inc.	28,298	1,857,198
Research In Motion Ltd.(1)	28,492	380,368
Riverbed Technology, Inc.(1)	54,084	826,403
Telefonaktiebolaget LM Ericsson B Shares	92,611	1,123,378
Telular Corp.	3,115	31,025

		12,200,562

COMPUTERS AND PERIPHERALS — 2.2%
Apple, Inc.	29,891	13,193,887
Electronics for Imaging, Inc.(1)	1,123	25,896
EMC Corp.(1)	170,843	3,931,098
Gemalto NV	5,244	477,461
NetApp, Inc.(1)	93,251	3,154,681
QLogic Corp.(1)	3,160	35,961
SanDisk Corp.(1)	5,123	258,148
Seagate Technology plc	32,132	1,033,365
Silicon Graphics International Corp.(1)	2,131	32,072
Western Digital Corp.	23,400	1,103,544

		23,246,113

CONSTRUCTION AND ENGINEERING — 0.5%
Chicago Bridge & Iron Co. NV New York Shares	13,319	713,765
China Communications Construction Co. Ltd. H Shares	664,000	628,418

China Railway Construction Corp. Ltd. H Shares	749,500	785,682
EMCOR Group, Inc.	997	38,454
Granite Construction, Inc.	453	14,084
MasTec, Inc.(1)	15,675	471,661
Pike Electric Corp.	1,590	22,165
Promotora y Operadora de Infraestructura SAB de CV(1)	62,414	444,957
Quanta Services, Inc.(1)	70,260	1,995,384

		5,114,570

CONSTRUCTION MATERIALS — 0.7%
Cemex SAB de CV ADR(1)	135,950	1,460,103
Eagle Materials, Inc.	13,576	873,073
Headwaters, Inc.(1)	11,281	106,154
Holcim Ltd.	8,787	710,141
James Hardie Industries SE	65,180	652,466
Martin Marietta Materials, Inc.	8,293	805,499
PT Semen Gresik (Persero) Tbk	418,500	751,382
Siam Cement PCL NVDR	55,500	865,613
Texas Industries, Inc.(1)	13,367	775,954

		7,000,385

CONSUMER FINANCE — 0.4%
American Express Co.	24,987	1,552,942
Cash America International, Inc.	18,531	938,410
Discover Financial Services	31,702	1,221,478
Portfolio Recovery Associates, Inc.(1)	239	27,945

		3,740,775

CONTAINERS AND PACKAGING — 0.2%
Bemis Co., Inc.	9,862	368,247
Graphic Packaging Holding Co.(1)	6,304	46,776
Klabin SA Preference Shares	95,700	643,512
Owens-Illinois, Inc.(1)	29,419	750,184
Packaging Corp. of America	6,912	288,783
Sealed Air Corp.	2,927	65,009
Silgan Holdings, Inc.	1,104	47,395
Sonoco Products Co.	9,420	299,273

		2,509,179

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	333	15,957
LKQ Corp.(1)	23,824	504,831
Pool Corp.	1,753	80,147

		600,935

DIVERSIFIED CONSUMER SERVICES — 0.1%
Anhanguera Educacional Participacoes SA	30,400	629,686
Coinstar, Inc.(1)	6,580	336,830
Grand Canyon Education, Inc.(1)	2,277	54,534
Sotheby's	1,232	47,099
Steiner Leisure, Ltd.(1)	1,084	51,111

		1,119,260

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Bank of America Corp.	66,333	744,920

Chailease Holding Co. Ltd.	372,659	1,051,798
Citigroup, Inc.	40,170	1,685,935
Compass Diversified Holdings	998	15,469
Grupo BTG Pactual	31,600	580,946
JPMorgan Chase & Co.	93,456	4,571,868
MarketAxess Holdings, Inc.	625	24,412
Moody's Corp.	4,987	239,675
ORIX Corp.	15,510	1,726,866
PHH Corp.(1)	1,628	34,204

		10,676,093

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
8x8, Inc.(1)	5,181	31,345
AT&T, Inc.	138,781	4,983,626
CenturyLink, Inc.	42,125	1,460,474
Telenor ASA	49,720	1,070,495
tw telecom, inc., Class A(1)	42,844	1,084,810
Verizon Communications, Inc.	83,934	3,905,449

		12,536,199

ELECTRIC UTILITIES — 0.6%
American Electric Power Co., Inc.	9,670	452,459
El Paso Electric Co.	1,642	54,761
Empire District Electric Co. (The)	18,029	386,001
Exelon Corp.	9,230	286,038
Great Plains Energy, Inc.	41,461	905,094
IDACORP, Inc.	5,656	264,079
Northeast Utilities	6,201	257,403
NV Energy, Inc.	33,139	654,827
Pinnacle West Capital Corp.	8,060	450,876
Portland General Electric Co.	25,545	758,431
PPL Corp.	16,780	517,159
Westar Energy, Inc.	18,781	582,587
Xcel Energy, Inc.	37,285	1,070,079

		6,639,794

ELECTRICAL EQUIPMENT — 0.6%
ABB Ltd. ADR	15,544	353,160
Acuity Brands, Inc.	602	41,014
AMETEK, Inc.	19,220	803,973
Belden, Inc.	1,337	67,331
Brady Corp., Class A	4,049	137,868
Eaton Corp. plc	22,135	1,371,706
Emerson Electric Co.	10,992	623,246
Encore Wire Corp.	1,068	34,913
Franklin Electric Co., Inc.	797	51,861
Generac Holdings, Inc.	850	29,283
Rockwell Automation, Inc.	12,558	1,134,490
Schneider Electric SA	15,717	1,208,998

		5,857,843

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Audience, Inc.(1)	2,363	32,231
Avnet, Inc.(1)	12,873	454,546

Cognex Corp.	1,574	64,833
FARO Technologies, Inc.(1)	982	41,588
FLIR Systems, Inc.	2,943	77,519
Hitachi Ltd.	59,000	330,996
Hon Hai Precision Industry Co. Ltd.	249,819	694,052
Ingram Micro, Inc. Class A(1)	2,836	53,487
Jabil Circuit, Inc.	2,238	41,918
LG Display Co. Ltd.(1)	13,970	394,139
Littelfuse, Inc.	1,568	103,754
Methode Electronics, Inc.	1,233	16,165
Molex, Inc., Class A	7,195	163,470
OSI Systems, Inc.(1)	942	54,287
Park Electrochemical Corp.	823	20,822
TE Connectivity Ltd.	14,790	593,523
Tech Data Corp.(1)	2,043	108,401
TPK Holding Co. Ltd.	39,000	740,371
Trimble Navigation Ltd.(1)	44,363	2,636,493
TTM Technologies, Inc.(1)	3,743	30,693
Vishay Intertechnology, Inc.(1)	2,476	32,658

		6,685,946

ENERGY EQUIPMENT AND SERVICES — 1.2%
Atwood Oceanics, Inc.(1)	16,099	823,464
Baker Hughes, Inc.	14,810	663,784
Bristow Group, Inc.	1,269	73,932
Cal Dive International, Inc.(1)	8,749	15,836
Cameron International Corp.(1)	17,541	1,117,712
Core Laboratories NV	3,433	470,836
Dril-Quip, Inc.(1)	1,479	121,618
Eurasia Drilling Co. Ltd. GDR	14,421	551,892
Gulfmark Offshore, Inc. Class A	664	23,718
Heckmann Corp.(1)	7,259	25,842
Helix Energy Solutions Group, Inc.(1)	13,036	305,173
Helmerich & Payne, Inc.	2,957	195,931
Hornbeck Offshore Services, Inc.(1)	2,823	119,977
Key Energy Services, Inc.(1)	3,601	30,896
Matrix Service Co.(1)	2,424	37,717
McDermott International, Inc.(1)	1,265	16,091
National Oilwell Varco, Inc.	11,560	787,583
Oceaneering International, Inc.	38,898	2,473,524
Patterson-UTI Energy, Inc.	20,300	473,802
Petrofac Ltd.	22,376	493,568
Petroleum Geo-Services ASA	59,656	940,455
RigNet, Inc.(1)	695	13,636
Schlumberger Ltd.	30,244	2,354,495
Technip SA	6,339	686,567
Tetra Technologies, Inc.(1)	3,835	35,397

		12,853,446

FOOD AND STAPLES RETAILING — 2.2%
Almacenes Exito SA	19,750	381,379
Andersons, Inc. (The)	1,417	69,546
BIM Birlesik Magazalar AS	8,904	421,973
Brazil Pharma SA	30,200	238,011

Carrefour SA	34,305	935,150
Clicks Group Ltd.	65,282	429,087
Costco Wholesale Corp.	36,137	3,660,317
CP ALL PCL	890,900	1,414,959
CVS Caremark Corp.	52,300	2,673,576
Eurocash SA	30,923	515,838
Jeronimo Martins SGPS SA	25,987	517,900
Kroger Co. (The)	20,430	596,760
Lawson, Inc.	6,900	512,903
Magnit OJSC GDR	54,999	2,333,058
SYSCO Corp.	15,032	483,429
United Natural Foods, Inc.(1)	997	50,468
Village Super Market, Inc., Class A	1,021	33,438
Wal-Mart de Mexico SAB de CV	115,229	361,091
Wal-Mart Stores, Inc.	64,664	4,576,918
Weis Markets, Inc.	1,077	43,575
Whole Foods Market, Inc.	39,630	3,393,121

		23,642,497

FOOD PRODUCTS — 1.4%
Annie's, Inc.(1)	6,959	292,000
Associated British Foods plc	24,521	688,936
Campbell Soup Co.	1,899	78,163
ConAgra Foods, Inc.	6,939	236,689
Dean Foods Co.(1)	62,246	1,033,284
Dole Food Co., Inc.(1)	1,751	19,611
General Mills, Inc.	21,244	982,535
Hain Celestial Group, Inc. (The)(1)	15,171	830,612
Hershey Co. (The)	5,218	434,868
Ingredion, Inc.	4,784	316,701
J&J Snack Foods Corp.	1,429	98,915
Kellogg Co.	2,933	177,447
Kraft Foods Group, Inc.	14,426	699,228
Mead Johnson Nutrition Co.	33,574	2,515,028
Mondelez International, Inc. Class A	14,400	398,160
Nestle SA	32,764	2,289,600
Orion Corp.(1)	670	662,065
Post Holdings, Inc.(1)	1,689	65,297
Snyders-Lance, Inc.	1,047	25,924
Tata Global Beverages Ltd.	137,770	317,044
TreeHouse Foods, Inc.(1)	662	38,654
Unilever plc	67,829	2,704,212

		14,904,973

GAS UTILITIES — 0.2%
AGL Resources, Inc.	15,797	631,248
Laclede Group, Inc. (The)	524	21,358
ONEOK, Inc.	18,107	814,634
Southwest Gas Corp.	822	37,236
WGL Holdings, Inc.	2,786	117,486

		1,621,962

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.0%
Abaxis, Inc.	610	25,876

Abbott Laboratories	61,359	2,073,321
Align Technology, Inc.(1)	1,704	53,574
Analogic Corp.	317	23,518
Arthrocare Corp.(1)	654	22,838
Becton, Dickinson and Co.	11,046	972,711
Boston Scientific Corp.(1)	35,832	264,798
CareFusion Corp.(1)	40,149	1,314,478
Cie Generale d'Optique Essilor International SA	8,776	905,716
Coloplast A/S B Shares	14,855	774,786
Conceptus, Inc.(1)	930	20,767
Cooper Cos., Inc. (The)	12,916	1,369,871
Covidien plc	9,353	594,570
Cyberonics, Inc.(1)	698	31,933
DENTSPLY International, Inc.	8,798	364,413
DexCom, Inc.(1)	1,718	25,650
Edwards Lifesciences Corp.(1)	7,184	617,321
Endologix, Inc.(1)	1,346	20,271
Haemonetics Corp.(1)	1,709	70,496
HeartWare International, Inc.(1)	356	30,410
ICU Medical, Inc.(1)	366	20,774
IDEXX Laboratories, Inc.(1)	15,972	1,471,341
Insulet Corp.(1)	1,279	28,867
Integra LifeSciences Holdings Corp.(1)	599	24,403
Masimo Corp.	1,320	26,202
Medtronic, Inc.	71,532	3,216,079
Meridian Bioscience, Inc.	1,170	24,804
Mettler-Toledo International, Inc.(1)	4,297	914,402
Neogen Corp.(1)	641	30,012
NxStage Medical, Inc.(1)	1,710	19,186
Orthofix International NV(1)	2,289	85,288
ResMed, Inc.	9,159	407,484
St. Jude Medical, Inc.	31,381	1,286,621
STERIS Corp.	11,280	439,920
Stryker Corp.	19,305	1,233,203
Sysmex Corp.	13,000	681,627
Utah Medical Products, Inc.	956	39,626
Volcano Corp.(1)	1,347	29,149
West Pharmaceutical Services, Inc.	579	34,983
Zimmer Holdings, Inc.	14,996	1,124,100

		20,715,389

HEALTH CARE PROVIDERS AND SERVICES — 1.1%
Acadia Healthcare Co., Inc.(1)	637	17,339
Accretive Health, Inc.(1)	1,172	11,228
Aetna, Inc.	12,490	589,403
Air Methods Corp.	914	40,938
AmerisourceBergen Corp.	29,933	1,412,838
Bio-Reference Labs, Inc.(1)	798	21,131
Catamaran Corp.(1)	64,430	3,460,535
Centene Corp.(1)	1,228	55,285
Chemed Corp.	471	36,357
CIGNA Corp.	3,942	230,449
Community Health Systems, Inc.	521	22,018
Emeritus Corp.(1)	872	24,843

Express Scripts Holding Co.(1)	41,964	2,388,171
Health Management Associates, Inc., Class A(1)	2,151	23,640
HealthSouth Corp.(1)	3,561	85,891
Humana, Inc.	5,367	366,351
IPC The Hospitalist Co., Inc.(1)	487	20,308
Landauer, Inc.	302	17,730
LifePoint Hospitals, Inc.(1)	13,337	588,028
Magellan Health Services, Inc.(1)	332	17,118
MWI Veterinary Supply, Inc.(1)	312	39,393
National Healthcare Corp.	605	28,054
Owens & Minor, Inc.	2,679	81,576
Patterson Cos., Inc.	11,041	401,230
Quest Diagnostics, Inc.	11,100	623,487
Team Health Holdings, Inc.(1)	788	26,390
VCA Antech, Inc.(1)	712	15,636
WellCare Health Plans, Inc.(1)	569	32,541
WellPoint, Inc.	10,130	629,883

		11,307,791

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc.(1)	1,643	20,899
athenahealth, Inc.(1)	825	77,377
Cerner Corp.(1)	17,620	1,541,045
Computer Programs & Systems, Inc.	360	18,770
HMS Holdings Corp.(1)	2,055	59,575
Medidata Solutions, Inc.(1)	474	24,705
Quality Systems, Inc.	1,221	22,613

		1,764,984

HOTELS, RESTAURANTS AND LEISURE — 1.4%
AFC Enterprises, Inc.(1)	2,243	67,290
Bally Technologies, Inc.(1)	3,715	177,391
Bob Evans Farms, Inc.	334	13,594
Carnival Corp.	20,164	721,266
Carnival plc	3,602	135,408
CEC Entertainment, Inc.	10,622	321,316
Cedar Fair LP	2,456	92,935
Compass Group plc	56,493	686,050
Cracker Barrel Old Country Store, Inc.	3,930	295,850
Dunkin' Brands Group, Inc.	19,511	724,834
InterContinental Hotels Group plc	18,435	535,285
International Game Technology	52,551	837,663
International Speedway Corp., Class A	3,836	115,617
Las Vegas Sands Corp.	2,450	126,151
Life Time Fitness, Inc.(1)	739	31,142
Marriott International, Inc. Class A	34,396	1,356,922
McDonald's Corp.	27,136	2,602,342
Minor International PCL	975,600	828,030
Norwegian Cruise Line Holdings Ltd.(1)	21,403	663,065
Orient-Express Hotels Ltd. Class A(1)	2,874	29,688
Panera Bread Co., Class A(1)	4,083	657,159
Papa John's International, Inc.(1)	1,411	73,386
Paradise Co. Ltd.	29,444	530,241
Red Robin Gourmet Burgers, Inc.(1)	619	26,543

Royal Caribbean Cruises Ltd.	15,594	543,763
Sands China Ltd.	73,600	350,652
Six Flags Entertainment Corp.	1,253	83,713
Starbucks Corp.	23,487	1,287,557
Vail Resorts, Inc.	521	28,780
Whitbread plc	27,117	1,037,908
WMS Industries, Inc.(1)	876	21,935
Wyndham Worldwide Corp.	2,300	138,552

		15,142,028

HOUSEHOLD DURABLES — 0.8%
Cavco Industries, Inc.(1)	1,070	48,268
CSS Industries, Inc.	1,587	38,104
D.R. Horton, Inc.	10,500	234,150
Garmin Ltd.	26,838	921,617
Haier Electronics Group Co. Ltd.(1)	338,000	610,140
Harman International Industries, Inc.	5,615	238,357
Helen of Troy Ltd.(1)	582	21,580
Lennar Corp., Class A	28,035	1,081,871
Libbey, Inc.(1)	1,693	31,066
M.D.C. Holdings, Inc.	3,618	139,040
M/I Homes, Inc.(1)	6,318	144,682
Mohawk Industries, Inc.(1)	12,948	1,372,747
MRV Engenharia e Participacoes SA	66,900	429,236
Newell Rubbermaid, Inc.	50,143	1,170,338
PulteGroup, Inc.(1)	15,300	293,454
Standard Pacific Corp.(1)	16,209	131,941
Toll Brothers, Inc.(1)	41,070	1,401,308
TRI Pointe Homes, Inc.(1)	1,506	27,710
Tupperware Brands Corp.	468	36,612

		8,372,221

HOUSEHOLD PRODUCTS — 1.1%
Central Garden and Pet Co.(1)	2,336	20,393
Church & Dwight Co., Inc.	31,888	1,975,781
Clorox Co.	2,996	251,694
Colgate-Palmolive Co.	10,826	1,238,819
Energizer Holdings, Inc.	12,968	1,192,148
Henkel AG & Co. KGaA Preference Shares	7,984	703,691
Kimberly-Clark Corp.	3,037	286,329
LG Household & Health Care Ltd.	1,237	709,419
Procter & Gamble Co. (The)	41,016	3,124,599
Svenska Cellulosa AB B Shares	50,756	1,240,765
Unicharm Corp.	21,800	1,262,984

		12,006,622

INDUSTRIAL CONGLOMERATES — 0.8%
Alfa SAB de CV, Series A	208,612	501,896
Danaher Corp.	46,859	2,886,514
General Electric Co.	188,047	4,366,451
Koninklijke Philips Electronics NV	13,307	377,341
Raven Industries, Inc.	1,762	49,741

		8,181,943

INSURANCE — 2.7%
ACE Ltd.	4,739	404,663
Aflac, Inc.	28,060	1,401,597
AIA Group Ltd.	229,100	992,542
Allied World Assurance Co. Holdings AG	8,695	763,508
Allstate Corp. (The)	53,186	2,447,620
Alterra Capital Holdings Ltd.	1,732	53,068
American Equity Investment Life Holding Co.	1,518	21,070
American International Group, Inc.(1)	37,433	1,422,828
Amtrust Financial Services, Inc.	787	26,168
Aon plc	5,717	349,252
Aspen Insurance Holdings Ltd.	1,017	36,470
Assurant, Inc.	2,007	84,274
Axis Capital Holdings Ltd.	29,655	1,207,848
Baldwin & Lyons, Inc., Class B	1,705	39,709
Berkshire Hathaway, Inc., Class B(1)	18,804	1,921,017
Chubb Corp. (The)	11,350	953,740
Cincinnati Financial Corp.	15,516	698,375
Discovery Holdings Ltd.	94,915	790,748
Hanover Insurance Group, Inc. (The)	565	24,114
HCC Insurance Holdings, Inc.	17,460	698,400
Infinity Property & Casualty Corp.	1,122	63,045
Loews Corp.	11,620	500,938
Marsh & McLennan Cos., Inc.	13,050	484,677
MetLife, Inc.	60,451	2,142,383
Muenchener Rueckversicherungs AG	12,899	2,318,907
National Financial Partners Corp.(1)	1,077	21,174
Ping An Insurance Group Co. H Shares	154,000	1,288,695
Platinum Underwriters Holdings Ltd.	859	45,424
Powszechny Zaklad Ubezpieczen SA	2,645	335,412
Primerica, Inc.	490	15,420
Principal Financial Group, Inc.	20,364	643,706
ProAssurance Corp.	1,479	69,350
Prudential Financial, Inc.	12,950	719,632
Reinsurance Group of America, Inc.	12,881	740,657
Sampo A Shares	9,000	332,641
Symetra Financial Corp.	20,063	264,230
Torchmark Corp.	2,330	130,923
Travelers Cos., Inc. (The)	48,145	3,871,821
United Fire Group, Inc.	1,858	45,670
Unum Group	14,119	345,492

		28,717,208

INTERNET AND CATALOG RETAIL — 0.7%
Amazon.com, Inc.(1)	9,152	2,418,599
Expedia, Inc.	52,501	3,351,664
HSN, Inc.	1,490	79,715
priceline.com, Inc.(1)	1,750	1,203,265
Rakuten, Inc.	50,096	432,915

		7,486,158

INTERNET SOFTWARE AND SERVICES — 1.4%
Angie's List, Inc.(1)	3,023	51,572
Blucora, Inc.(1)	1,520	23,560

CoStar Group, Inc.(1)	941	94,796
eBay, Inc.(1)	46,855	2,562,031
Equinix, Inc.(1)	3,694	781,466
Google, Inc., Class A(1)	6,395	5,123,674
LinkedIn Corp., Class A(1)	9,110	1,532,120
Mail.ru Group Ltd. GDR	12,170	408,669
Market Leader, Inc.(1)	3,566	26,531
NIC, Inc.	1,801	31,914
OpenTable, Inc.(1)	955	53,098
Perficient, Inc.(1)	1,885	21,828
Rackspace Hosting, Inc.(1)	19,794	1,105,693
Telecity Group plc	61,552	873,079
Tencent Holdings Ltd.	49,700	1,718,699
ValueClick, Inc.(1)	3,126	83,370
Web.com Group, Inc.(1)	4,748	81,096
Yahoo Japan Corp.	1,555	658,472

		15,231,668

IT SERVICES — 1.5%
Accenture plc, Class A	9,522	708,056
Alliance Data Systems Corp.(1)	20,300	3,221,407
Cognizant Technology Solutions Corp., Class A(1)	10,577	811,996
Computer Task Group, Inc.(1)	1,437	28,596
Convergys Corp.	630	10,452
DST Systems, Inc.	1,450	98,484
FleetCor Technologies, Inc.(1)	1,186	82,795
Global Payments, Inc.	1,688	81,379
Heartland Payment Systems, Inc.	2,643	82,197
International Business Machines Corp.	30,158	6,056,631
MasterCard, Inc., Class A	5,481	2,838,171
MAXIMUS, Inc.	868	63,173
SAIC, Inc.	28,933	341,988
SYKES Enterprises, Inc.(1)	2,782	41,341
Teradata Corp.(1)	23,366	1,356,630
WEX, Inc.(1)	775	58,133

		15,881,429

LEISURE EQUIPMENT AND PRODUCTS — 0.2%
Brunswick Corp.	1,800	65,592
Hasbro, Inc.	16,025	641,321
Mattel, Inc.	11,628	473,841
Merida Industry Co. Ltd.	125,000	611,198
Polaris Industries, Inc.	724	63,256

		1,855,208

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	8,949	371,204
Covance, Inc.(1)	10,159	676,488
Life Technologies Corp.(1)	10,821	629,025
Luminex Corp.(1)	1,264	21,336
PAREXEL International Corp.(1)	1,237	42,912
Waters Corp.(1)	8,785	814,545

		2,555,510

MACHINERY — 1.6%
Altra Holdings, Inc.	2,579	66,383
Barnes Group, Inc.	1,077	28,659
Briggs & Stratton Corp.	1,683	41,166
Caterpillar, Inc.	8,277	764,546
Chart Industries, Inc.(1)	9,702	703,977
CLARCOR, Inc.	793	40,435
Crane Co.	4,968	267,179
Deere & Co.	4,231	371,609
Dover Corp.	6,890	505,382
Dynamic Materials Corp.	2,598	43,906
FANUC Corp.	3,800	586,665
Flowserve Corp.	3,526	565,923
FreightCar America, Inc.	1,460	30,704
Gardner Denver, Inc.	221	15,689
IDEX Corp.	575	29,285
Ingersoll-Rand plc	9,599	505,387
ITT Corp.	15,509	408,352
John Bean Technologies Corp.	1,564	28,825
Joy Global, Inc.	8,558	542,064
Kaydon Corp.	14,624	365,746
Kennametal, Inc.	1,588	64,282
Kone Oyj	10,947	886,095
Kubota Corp.	96,000	1,158,960
Lincoln Electric Holdings, Inc.	8,280	464,094
Lindsay Corp.	1,317	112,538
Marcopolo SA Preference Shares	71,400	477,948
Middleby Corp.(1)	1,069	159,612
Mitsubishi Heavy Industries Ltd.	131,000	726,443
Mueller Industries, Inc., Class A	353	18,773
Mueller Water Products, Inc. Class A	8,728	49,051
PACCAR, Inc.	8,880	421,178
Parker-Hannifin Corp.	26,234	2,478,588
Standex International Corp.	849	45,693
Titan International, Inc.	1,815	38,315
Trinity Industries, Inc.	20,984	907,348
Valmont Industries, Inc.	9,510	1,498,301
Volvo AB B Shares	80,383	1,205,608
WABCO Holdings, Inc.(1)	3,604	247,667
Woodward, Inc.	9,061	339,153

		17,211,529

MEDIA — 2.3%
Belo Corp. Class A	4,371	37,765
CBS Corp., Class B	51,361	2,228,554
Charter Communications, Inc., Class A(1)	3,851	332,688
Comcast Corp., Class A	144,021	5,730,596
Discovery Communications, Inc. Class A(1)	17,379	1,274,402
E.W. Scripps Co. (The), Class A(1)	3,314	35,824
Entercom Communications Corp., Class A(1)	5,864	44,039
Entravision Communications Corp., Class A	22,729	45,458
Focus Media Holding Ltd. ADR	11,405	287,520
Kabel Deutschland Holding AG	13,155	1,140,902
Liberty Global, Inc. Class A(1)	24,264	1,671,547

LIN TV Corp., Class A(1)	3,472	39,477
Naspers Ltd. N Shares	14,226	919,772
Nexstar Broadcasting Group, Inc. Class A	2,155	32,023
PT Media Nusantara Citra Tbk	7,000	2,137
Publicis Groupe SA	8,833	583,746
ReachLocal, Inc.(1)	1,245	15,600
Regal Entertainment Group Class A	4,053	63,511
Scripps Networks Interactive, Inc. Class A	26,110	1,646,235
SES SA	35,587	1,095,541
Sirius XM Radio, Inc.	318,934	988,695
Sky Deutschland AG(1)	84,828	542,883
Thomson Reuters Corp.	9,611	293,904
Time Warner Cable, Inc.	23,020	1,988,698
Time Warner, Inc.	19,820	1,053,829
Viacom, Inc., Class B	31,245	1,826,583

		23,921,929

METALS AND MINING — 1.0%
Antofagasta plc	19,154	317,599
BHP Billiton Ltd.	63,096	2,389,141
Carpenter Technology Corp.	7,571	357,578
Century Aluminum Co.(1)	2,727	22,116
Coeur d'Alene Mines Corp.(1)	23,981	455,879
Compass Minerals International, Inc.	963	70,992
Freeport-McMoRan Copper & Gold, Inc.	20,300	647,976
Haynes International, Inc.	612	31,518
Kaiser Aluminum Corp.	156	9,553
Koza Altin Isletmeleri AS	21,397	506,719
Lonmin plc(1)	65,991	357,399
Newmont Mining Corp.	11,611	467,807
Nucor Corp.	30,596	1,378,350
Rio Tinto plc	40,831	2,193,390
Schnitzer Steel Industries, Inc. Class A	1,529	43,745
Southern Copper Corp.	16,548	625,349
Vale SA Preference Shares	24,700	456,090
Worthington Industries, Inc.	3,622	102,648

		10,433,849

MULTI-UTILITIES — 0.3%
Avista Corp.	1,835	48,059
DTE Energy Co.	7,987	533,531
NorthWestern Corp.	420	16,372
PG&E Corp.	28,929	1,233,532
Public Service Enterprise Group, Inc.	40,354	1,315,137
Wisconsin Energy Corp.	3,173	131,045

		3,277,676

MULTILINE RETAIL — 0.3%
Dillard's, Inc., Class A	6,382	508,518
Kohl's Corp.	6,140	283,054
Macy's, Inc.	13,200	542,520
SACI Falabella	48,812	571,193
Saks, Inc.(1)	1,852	21,113

Target Corp.	24,108	1,517,839

		3,444,237

OIL, GAS AND CONSUMABLE FUELS — 4.1%
Alliance Resource Partners LP	822	51,038
Alon USA Energy, Inc.	1,383	26,955
Alon USA Partners LP(1)	1,343	36,651
Apache Corp.	14,775	1,097,339
Berry Petroleum Co., Class A	468	21,420
BG Group plc	58,589	1,035,925
Bill Barrett Corp.(1)	777	14,025
Bonanza Creek Energy, Inc.(1)	958	32,409
Cabot Oil & Gas Corp.	33,913	2,101,589
Calumet Specialty Products Partners LP	4,117	157,928
Chevron Corp.	33,880	3,969,042
China Shenhua Energy Co. Ltd. H Shares	130,000	492,805
CNOOC Ltd.	409,000	803,698
Concho Resources, Inc.(1)	11,170	1,004,853
ConocoPhillips	1,721	99,732
Delek US Holdings, Inc.	1,815	67,808
Devon Energy Corp.	8,374	454,373
Dragon Oil plc	49,945	467,116
Encana Corp.	35,176	632,742
ENI SpA	25,592	583,367
EOG Resources, Inc.	12,126	1,524,359
EQT Corp.	1,612	101,701
EQT Midstream Partners LP	965	36,612
Exxaro Resources Ltd.	18,432	351,387
Exxon Mobil Corp.	116,890	10,467,500
Global Partners LP	964	32,535
Gulfport Energy Corp.(1)	3,955	161,957
Hugoton Royalty Trust	3,116	24,803
Imperial Oil Ltd.	26,514	1,102,468
Kodiak Oil & Gas Corp.(1)	82,758	736,546
Kunlun Energy Co. Ltd.	512,000	1,061,550
Marathon Petroleum Corp.	18,402	1,525,158
Murphy Oil Corp.	7,172	436,631
Noble Energy, Inc.	11,948	1,324,197
NovaTek OAO GDR	5,771	669,436
Oasis Petroleum, Inc.(1)	17,849	655,058
Occidental Petroleum Corp.	16,640	1,369,971
Pacific Coast Oil Trust	3,045	57,764
Pacific Rubiales Energy Corp.	13,225	323,812
PBF Energy, Inc.(1)	1,807	75,442
Peabody Energy Corp.	5,925	127,743
Rosetta Resources, Inc.(1)	2,332	113,522
Royal Dutch Shell plc, Class A	22,270	732,098
Southwestern Energy Co.(1)	12,663	433,961
Spectra Energy Partners LP	5,143	189,880
Statoil ASA	68,419	1,700,732
Suncor Energy, Inc.	30,695	928,524
Tesoro Corp.	12,272	690,177
Tesoro Logistics LP	580	28,942
Total SA ADR	14,240	712,285

Vaalco Energy, Inc.(1)	2,870	23,276
Valero Energy Corp.	39,446	1,798,343
W&T Offshore, Inc.	532	7,906
Western Refining, Inc.	23,611	847,399

		43,524,490

PAPER AND FOREST PRODUCTS — 0.1%
Boise Cascade Co.(1)	793	21,490
Buckeye Technologies, Inc.	539	14,947
Clearwater Paper Corp.(1)	1,088	52,648
International Paper Co.	12,740	560,688
KapStone Paper and Packaging Corp.	4,455	118,681
Louisiana-Pacific Corp.(1)	2,805	58,821
Neenah Paper, Inc.	1,462	42,690

		869,965

PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. (The), Class A	14,002	897,528
Hengan International Group Co. Ltd.	59,500	603,777
Hypermarcas SA(1)	46,900	414,409
L'Oreal SA	4,263	637,535
Nu Skin Enterprises, Inc., Class A	18,212	750,334

		3,303,583

PHARMACEUTICALS — 4.0%
AbbVie, Inc.	73,756	2,723,071
Actavis, Inc.(1)	16,065	1,368,095
Akorn, Inc.(1)	1,409	19,444
Allergan, Inc.	10,006	1,084,851
Aspen Pharmacare Holdings Ltd.	38,820	702,725
Auxilium Pharmaceuticals, Inc.(1)	1,280	21,824
Bristol-Myers Squibb Co.	68,598	2,536,068
Eli Lilly & Co.	60,873	3,327,318
Hospira, Inc.(1)	14,325	421,585
Impax Laboratories, Inc.(1)	2,786	55,246
Jazz Pharmaceuticals plc(1)	976	56,784
Johnson & Johnson	95,645	7,279,541
Medicines Co. (The)(1)	1,337	42,530
Merck & Co., Inc.	93,426	3,992,093
Nektar Therapeutics(1)	2,355	21,831
Novartis AG	24,077	1,635,017
Novo Nordisk A/S B Shares	12,713	2,220,237
Optimer Pharmaceuticals, Inc.(1)	1,508	18,277
Perrigo Co.	17,840	2,018,953
Pfizer, Inc.	211,784	5,796,528
Questcor Pharmaceuticals, Inc.	1,343	43,782
Roche Holding AG	13,773	3,154,874
Sanofi	26,582	2,518,825
Santarus, Inc.(1)	1,394	18,498
VIVUS, Inc.(1)	2,488	26,671
Zoetis, Inc.(1)	15,533	519,579

		41,624,247

PROFESSIONAL SERVICES — 0.5%
Adecco SA	19,557	1,115,248

Barrett Business Services, Inc.	1,563	68,272
Capita Group plc (The)	74,651	932,608
CDI Corp.	3,277	53,939
Dun & Bradstreet Corp.	14,368	1,158,061
Equifax, Inc.	3,823	210,724
Experian plc	30,848	511,970
Huron Consulting Group, Inc.(1)	1,378	54,004
Kforce, Inc.	2,930	42,602
On Assignment, Inc.(1)	3,940	86,128
SGS SA	241	612,463

		4,846,019

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.6%
American Campus Communities, Inc.	18,966	857,263
American Tower Corp.	6,741	523,102
Annaly Capital Management, Inc.	18,795	291,135
Apartment Investment & Management Co., Class A	15,441	457,362
Apollo Commercial Real Estate Finance, Inc.	1,151	19,855
Associated Estates Realty Corp.	1,506	26,325
AvalonBay Communities, Inc.	5,397	673,708
BioMed Realty Trust, Inc.	2,085	44,035
Boston Properties, Inc.	8,684	902,094
Brandywine Realty Trust	2,941	40,439
BRE Properties, Inc.	3,400	165,274
Camden Property Trust	6,909	477,688
Campus Crest Communities, Inc.	3,582	44,918
Capstead Mortgage Corp.	1,622	20,340
CBL & Associates Properties, Inc.	5,914	134,484
Chimera Investment Corp.	7,797	23,235
Colony Financial, Inc.	1,288	28,529
CommonWealth REIT	3,600	90,900
Corrections Corp. of America	9,587	367,661
CreXus Investment Corp.	1,188	15,812
DCT Industrial Trust, Inc.	26,178	190,052
DDR Corp.	17,904	309,202
DiamondRock Hospitality Co.	10,426	93,208
Digital Realty Trust, Inc.	15,747	1,054,734
Douglas Emmett, Inc.	16,100	394,611
Duke Realty Corp.	21,461	346,810
Equity Lifestyle Properties, Inc.	363	26,750
Equity One, Inc.	10,300	242,153
Equity Residential	13,976	769,239
Essex Property Trust, Inc.	2,305	343,422
Extra Space Storage, Inc.	4,936	184,804
First Industrial Realty Trust, Inc.(1)	5,683	90,189
General Growth Properties, Inc.	15,456	295,828
Government Properties Income Trust	640	16,934
Hatteras Financial Corp.	706	18,843
HCP, Inc.	25,477	1,245,316
Health Care REIT, Inc.	10,230	656,152
Healthcare Realty Trust, Inc.	819	21,785
Hersha Hospitality Trust	8,645	48,498
Highwoods Properties, Inc.	1,386	50,589
Host Hotels & Resorts, Inc.	47,392	790,025

Hudson Pacific Properties, Inc.	4,647	104,883
Kilroy Realty Corp.	10,684	563,688
Kimco Realty Corp.	23,971	521,849
LaSalle Hotel Properties	11,267	286,069
Lexington Realty Trust	3,571	40,924
Link Real Estate Investment Trust (The)	119,535	638,858
Macerich Co. (The)	7,890	474,268
Mack-Cali Realty Corp.	1,797	50,999
Medical Properties Trust, Inc.	1,078	15,653
MFA Financial, Inc.	2,346	20,833
National Retail Properties, Inc.	2,752	94,806
Newcastle Investment Corp.	37,806	421,915
Omega Healthcare Investors, Inc.	4,620	129,314
Pebblebrook Hotel Trust	8,096	193,575
PennyMac Mortgage Investment Trust	1,770	44,993
Piedmont Office Realty Trust, Inc., Class A	28,431	558,953
Post Properties, Inc.	5,000	238,700
ProLogis, Inc.	25,476	992,035
PS Business Parks, Inc.	500	36,995
Public Storage	5,500	831,655
RLJ Lodging Trust	1,959	41,903
Sabra Health Care REIT, Inc.	1,401	37,028
Simon Property Group, Inc.	24,803	3,940,205
SL Green Realty Corp.	3,223	263,061
Sovran Self Storage, Inc.	976	59,380
Summit Hotel Properties, Inc.	2,133	20,477
Sun Communities, Inc.	503	23,405
Sunstone Hotel Investors, Inc.(1)	28,848	326,848
Taubman Centers, Inc.	5,032	386,055
UDR, Inc.	15,858	378,372
Urstadt Biddle Properties, Inc., Class A	1,822	38,499
Ventas, Inc.	25,749	1,822,514
Vornado Realty Trust	8,419	675,288
Washington Real Estate Investment Trust	766	21,211
Weingarten Realty Investors	11,016	337,640

		27,026,154

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.8%
BR Malls Participacoes SA	97,100	1,255,815
BR Properties SA	60,400	750,652
CBRE Group, Inc.(1)	90,226	2,180,762
China Overseas Land & Investment Ltd.	436,000	1,323,921
Daito Trust Construction Co. Ltd.	9,600	859,640
Forest City Enterprises, Inc. Class A(1)	8,000	128,320
Mitsubishi Estate Co. Ltd.	58,000	1,445,463
Realogy Holdings Corp.(1)	7,934	355,840

		8,300,413

ROAD AND RAIL — 1.2%
AMERCO, Inc.	126	18,990
Canadian Pacific Railway Ltd.	13,625	1,657,461
Canadian Pacific Railway Ltd. New York Shares	21,023	2,554,715
Celadon Group, Inc.	1,951	38,883
Genesee & Wyoming, Inc. Class A(1)	13,739	1,229,915

Heartland Express, Inc.	34,876	473,267
Kansas City Southern	29,171	3,003,738
Marten Transport Ltd.	2,733	56,573
Saia, Inc.(1)	1,032	33,158
Union Pacific Corp.	24,355	3,339,314
Werner Enterprises, Inc.	936	21,547

		12,427,561

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.2%
Analog Devices, Inc.	4,272	193,180
Applied Materials, Inc.	169,737	2,325,397
ARM Holdings plc	148,210	2,147,241
ASML Holding NV	27,147	1,932,284
Avago Technologies Ltd.	23,497	804,067
Broadcom Corp., Class A	39,516	1,347,891
Cirrus Logic, Inc.(1)	1,846	44,378
Cypress Semiconductor Corp.	5,496	57,873
Diodes, Inc.(1)	5,588	111,369
Freescale Semiconductor Ltd.(1)	26,578	410,099
Intel Corp.	37,167	774,932
Intersil Corp., Class A	5,326	45,218
KLA-Tencor Corp.	25,628	1,403,389
Linear Technology Corp.	34,692	1,326,622
M/A-COM Technology Solutions Holdings, Inc.(1)	1,897	30,731
MediaTek, Inc.	38,000	427,495
Microchip Technology, Inc.	5,938	216,559
MKS Instruments, Inc.	2,158	58,568
Nanometrics, Inc.(1)	5,023	74,089
NXP Semiconductor NV(1)	24,567	794,006
ON Semiconductor Corp.(1)	4,574	36,592
Photronics, Inc.(1)	6,511	43,233
Power Integrations, Inc.	1,122	46,911
Samsung Electronics Co. Ltd.	6,132	8,743,618
Semtech Corp.(1)	2,177	66,551
Skyworks Solutions, Inc.(1)	3,977	84,710
Spansion, Inc., Class A(1)	5,350	62,916
Taiwan Semiconductor Manufacturing Co. Ltd.	1,081,425	3,810,831
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	74,541	1,360,373
Teradyne, Inc.(1)	90,815	1,522,059
Texas Instruments, Inc.	31,911	1,096,781
Ultratech, Inc.(1)	2,337	95,770
Xilinx, Inc.	55,881	2,082,685

		33,578,418

SOFTWARE — 2.9%
Activision Blizzard, Inc.	9,431	134,863
Adobe Systems, Inc.(1)	33,386	1,312,070
Aspen Technology, Inc.(1)	3,251	100,001
Bottomline Technologies (de), Inc.(1)	1,635	44,357
CA, Inc.	32,232	789,362
Cadence Design Systems, Inc.(1)	59,780	846,485
Citrix Systems, Inc.(1)	23,340	1,654,806
CommVault Systems, Inc.(1)	19,621	1,450,973
Compuware Corp.(1)	3,118	36,200

Dassault Systemes SA	7,906	897,366
Electronic Arts, Inc.(1)	43,775	767,376
Interactive Intelligence, Inc.(1)	1,089	45,313
Mentor Graphics Corp.(1)	1,205	21,341
Microsoft Corp.	256,929	7,142,626
Monotype Imaging Holdings, Inc.	1,971	41,391
NetScout Systems, Inc.(1)	2,742	69,729
NetSuite, Inc.(1)	29,664	2,070,251
Oracle Corp.	211,494	7,245,784
PROS Holdings, Inc.(1)	1,445	37,657
PTC, Inc.(1)	1,518	35,126
QLIK Technologies, Inc.(1)	2,514	65,364
Salesforce.com, Inc.(1)	5,314	899,235
SAP AG	14,255	1,113,845
SolarWinds, Inc.(1)	993	56,065
Splunk, Inc.(1)	32,931	1,189,797
Symantec Corp.(1)	84,952	1,991,275
Synchronoss Technologies, Inc.(1)	853	25,735
Tangoe, Inc.(1)	2,661	36,376
Tyler Technologies, Inc.(1)	668	37,675
Ultimate Software Group, Inc.(1)	585	57,488
Websense, Inc.(1)	8,105	121,494

		30,337,426

SPECIALTY RETAIL — 2.8%
American Eagle Outfitters, Inc.	33,804	699,067
ANN, Inc.(1)	1,139	32,222
Asbury Automotive Group, Inc.(1)	1,694	57,189
Bed Bath & Beyond, Inc.(1)	4,136	234,718
Belle International Holdings Ltd.	213,000	392,186
Buckle, Inc. (The)	6,596	295,567
Cabela's, Inc.(1)	802	40,573
Chico's FAS, Inc.	26,074	442,736
Conn's, Inc.(1)	1,238	39,666
Destination Maternity Corp.	1,527	34,190
DSW, Inc., Class A	20,340	1,376,815
Fast Retailing Co. Ltd.	3,000	823,066
Foot Locker, Inc.	24,856	849,827
GameStop Corp., Class A	5,312	133,119
Gap, Inc. (The)	25,558	841,369
Genesco, Inc.(1)	904	53,047
GNC Holdings, Inc. Class A	60,092	2,463,772
Group 1 Automotive, Inc.	653	37,704
Haverty Furniture Cos., Inc.	1,089	19,983
Home Depot, Inc. (The)	47,088	3,225,528
Inditex SA	7,830	1,049,335
Lithia Motors, Inc., Class A	4,322	177,634
Lowe's Cos., Inc.	77,357	2,951,170
Lumber Liquidators Holdings, Inc.(1)	11,365	672,694
Men's Wearhouse, Inc. (The)	498	14,004
O'Reilly Automotive, Inc.(1)	9,896	1,006,819
Office Depot, Inc.(1)	4,845	19,525
OfficeMax, Inc.	1,269	15,190
Penske Automotive Group, Inc.	1,936	57,615

PetSmart, Inc.	47,525	3,094,353
Ross Stores, Inc.	21,553	1,249,212
Rue21, Inc.(1)	1,561	42,147
TJX Cos., Inc. (The)	32,299	1,452,486
Tractor Supply Co.	24,101	2,506,263
Ulta Salon Cosmetics & Fragrance, Inc.	11,777	1,042,971
Urban Outfitters, Inc.(1)	36,383	1,474,239

		28,918,001

TEXTILES, APPAREL AND LUXURY GOODS — 1.0%
adidas AG	6,627	603,901
Burberry Group plc	18,674	389,812
Carter's, Inc.(1)	634	35,764
Cie Financiere Richemont SA	10,142	815,320
Crocs, Inc.(1)	3,310	50,180
Culp, Inc.	2,368	37,201
G-III Apparel Group Ltd.(1)	1,325	48,362
Hanesbrands, Inc.(1)	6,206	246,006
Iconix Brand Group, Inc.(1)	3,114	73,553
Luxottica Group SpA	17,833	827,903
Michael Kors Holdings Ltd.(1)	26,664	1,580,642
Movado Group, Inc.	2,275	81,991
Prada SpA	137,900	1,363,780
PVH Corp.	22,128	2,696,297
True Religion Apparel, Inc.	959	25,596
Under Armour, Inc. Class A(1)	12,133	597,914
Vera Bradley, Inc.(1)	2,902	73,130
VF Corp.	3,607	581,665

		10,129,017

THRIFTS AND MORTGAGE FINANCE — 0.2%
Brookline Bancorp., Inc.	2,227	20,266
Capitol Federal Financial, Inc.	34,005	402,279
Flushing Financial Corp.	1,468	23,194
Ocwen Financial Corp.(1)	29,719	1,171,523
Oritani Financial Corp.	2,319	34,113
People's United Financial, Inc.	34,401	450,653
Provident Financial Services, Inc.	1,400	20,986
Rockville Financial, Inc.	2,016	25,926
Simplicity Bancorp, Inc.	1,081	16,474
ViewPoint Financial Group, Inc.	5,262	109,713
Washington Federal, Inc.	1,173	20,586

		2,295,713

TOBACCO — 1.0%
Altria Group, Inc.	17,318	581,019
British American Tobacco plc	27,536	1,434,711
ITC Ltd.	202,581	1,097,710
Japan Tobacco, Inc.	34,400	1,085,554
Lorillard, Inc.	25,267	973,790
Philip Morris International, Inc.	50,407	4,624,842
Universal Corp.	15,956	890,185

		10,687,811

TRADING COMPANIES AND DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	1,320	57,301
Ashtead Group plc	58,669	458,370
Beacon Roofing Supply, Inc.(1)	2,108	77,785
DXP Enterprises, Inc.(1)	1,403	87,267
Edgen Group, Inc.(1)	1,564	12,543
Erickson Air-Crane, Inc.(1)	2,511	33,446
Fastenal Co.	19,706	1,017,421
H&E Equipment Services, Inc.	3,939	76,653
Kaman Corp.	1,001	34,935
Mitsubishi Corp.	55,000	1,091,218
PT AKR Corporindo Tbk	1,305,500	604,554
Titan Machinery, Inc.(1)	2,612	73,789
United Rentals, Inc.(1)	35,895	1,917,152
Watsco, Inc.	672	52,329
Wolseley plc	18,427	868,552

		6,463,315

TRANSPORTATION INFRASTRUCTURE — 0.3%
CCR SA	81,800	820,314
Grupo Aeroportuario del Sureste SAB de CV B Shares	27,714	365,820
Koninklijke Vopak NV	12,908	928,716
TAV Havalimanlari Holding AS(1)	102,695	625,127

		2,739,977

WATER UTILITIES — 0.1%
Artesian Resources Corp., Class A	1,178	26,210
Cia de Saneamento de Minas Gerais-COPASA	20,326	526,788

		552,998

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Axiata Group Bhd	332,300	688,147
KDDI Corp.	15,713	1,179,874
Mobile Telesystems OJSC ADR	22,649	468,608
Rogers Communications, Inc., Class B	4,914	233,394
SBA Communications Corp., Class A(1)	58,539	4,163,294

		6,733,317

TOTAL COMMON STOCKS (Cost $598,875,801)		796,561,049

CORPORATE BONDS — 8.1%

AEROSPACE AND DEFENSE — 0.1%
B/E Aerospace, Inc., 5.25%, 4/1/22	150,000	156,375
L-3 Communications Corp., 4.75%, 7/15/20	50,000	55,360
Lockheed Martin Corp., 4.25%, 11/15/19	90,000	101,579
Raytheon Co., 2.50%, 12/15/22	60,000	58,927
Triumph Group, Inc., 8.00%, 11/15/17	115,000	123,625
United Technologies Corp., 5.70%, 4/15/40	100,000	125,823

		621,689

AUTO COMPONENTS — 0.1%
Allison Transmission, Inc., 7.125%, 5/15/19(2)	150,000	160,500
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	225,000	232,315
Dana Holding Corp., 6.75%, 2/15/21	25,000	27,344

Delphi Corp., 5.875%, 5/15/19	125,000	134,375
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	50,000	54,375
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	135,000	141,413
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	28,000	31,430
TRW Automotive, Inc., 8.875%, 12/1/17(2)	225,000	246,937
Visteon Corp., 6.75%, 4/15/19	75,000	80,250

		1,108,939

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(2)	150,000	150,110
American Honda Finance Corp., 2.50%, 9/21/15(2)	160,000	166,619
American Honda Finance Corp., 1.50%, 9/11/17(2)	30,000	30,297
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	220,000	242,275
Daimler Finance North America LLC, 2.625%, 9/15/16(2)	150,000	156,561
Ford Motor Co., 4.75%, 1/15/43	20,000	19,101
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	150,000	165,922
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	100,000	126,384
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	100,000	113,425
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	130,000	148,561

		1,319,255

BEVERAGES — 0.1%
Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	20,000	19,619
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	210,000	278,184
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	90,000	88,452
Brown-Forman Corp., 3.75%, 1/15/43	20,000	19,607
Coca-Cola Co. (The), 1.80%, 9/1/16	100,000	103,641
Constellation Brands, Inc., 7.25%, 9/1/16	125,000	142,344
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	40,000	42,288
PepsiCo, Inc., 4.875%, 11/1/40	40,000	45,596
PepsiCo, Inc., 3.60%, 8/13/42	20,000	18,620
SABMiller Holdings, Inc., 2.45%, 1/15/17(2)	110,000	114,858
United Technologies Corp., 6.05%, 6/1/36	106,000	136,193

		1,009,402

BIOTECHNOLOGY†
Amgen, Inc., 2.125%, 5/15/17	100,000	103,381
Amgen, Inc., 4.10%, 6/15/21	40,000	44,233
Amgen, Inc., 3.625%, 5/15/22	10,000	10,666
Amgen, Inc., 6.40%, 2/1/39	20,000	25,377
Amgen, Inc., 5.375%, 5/15/43	30,000	34,216
Celgene Corp., 3.25%, 8/15/22	40,000	40,425
Gilead Sciences, Inc., 4.40%, 12/1/21	70,000	78,809

		337,107

BUILDING PRODUCTS†
Masco Corp., 6.125%, 10/3/16	100,000	111,118
Masco Corp., 5.95%, 3/15/22	115,000	128,333
USG Corp., 8.375%, 10/15/18(2)	100,000	111,250

		350,701

CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	170,000	204,823
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	40,000	43,118
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	50,000	53,240

Dresdner Funding Trust I, 8.15%, 6/30/31(2)	200,000	205,000
E*TRADE Financial Corp., 6.75%, 6/1/16	130,000	139,425
Jefferies Group, Inc., 5.125%, 4/13/18	70,000	75,950
Merrill Lynch & Co., Inc., MTN, 5.45%, 7/15/14	125,000	132,038

		853,594

CHEMICALS — 0.1%
CF Industries, Inc., 6.875%, 5/1/18	145,000	177,040
Dow Chemical Co. (The), 5.90%, 2/15/15	70,000	76,870
Dow Chemical Co. (The), 2.50%, 2/15/16	60,000	62,630
Dow Chemical Co. (The), 4.25%, 11/15/20	40,000	44,093
Eastman Chemical Co., 2.40%, 6/1/17	40,000	41,718
Eastman Chemical Co., 3.60%, 8/15/22	100,000	104,227
Ecolab, Inc., 4.35%, 12/8/21	60,000	66,787
EI du Pont de Nemours & Co., 4.15%, 2/15/43	20,000	20,659
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	175,000	176,750
Ineos Finance plc, 9.00%, 5/15/15(2)	115,000	122,187
Ineos Finance plc, 8.375%, 2/15/19(2)	100,000	109,875
Ineos Finance plc, 7.50%, 5/1/20(2)	125,000	135,312
LyondellBasell Industries NV, 5.00%, 4/15/19	125,000	140,000
Momentive Performance Materials, Inc., 10.00%, 10/15/20	125,000	126,250
Momentive Performance Materials, Inc., 9.00%, 1/15/21	75,000	57,563
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	25,000	25,969

		1,487,930

COMMERCIAL BANKS — 0.4%
Bank of America N.A., 5.30%, 3/15/17	510,000	572,208
Bank of Nova Scotia, 2.55%, 1/12/17	80,000	84,072
BB&T Corp., 5.70%, 4/30/14	50,000	52,989
BB&T Corp., 3.20%, 3/15/16	105,000	112,227
Capital One Financial Corp., 1.00%, 11/6/15	40,000	39,881
Capital One Financial Corp., 4.75%, 7/15/21	50,000	57,026
Fifth Third Bancorp, 6.25%, 5/1/13	90,000	90,874
HSBC Bank plc, 3.50%, 6/28/15(2)	100,000	106,028
Intesa Sanpaolo SpA, 3.875%, 1/16/18	20,000	19,678
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	160,000	169,687
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	160,000	167,310
LBG Capital No.1 plc, 7.875%, 11/1/20(2)	250,000	276,825
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(2)	245,000	222,337
Regions Bank, 6.45%, 6/26/37	300,000	322,500
Regions Financial Corp., 5.75%, 6/15/15	70,000	76,213
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/29/17	300,000	274,500
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	125,000	133,125
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	80,000	87,434
SunTrust Bank, 7.25%, 3/15/18	100,000	124,699
SunTrust Banks, Inc., 3.60%, 4/15/16	29,000	31,090
Toronto-Dominion Bank (The), 2.375%, 10/19/16	120,000	125,982
U.S. Bancorp., 3.44%, 2/1/16	70,000	74,012
U.S. Bancorp., MTN, 3.00%, 3/15/22	50,000	51,672
U.S. Bancorp., MTN, 2.95%, 7/15/22	20,000	19,985
Wachovia Bank N.A., 4.80%, 11/1/14	181,000	193,307
Wells Fargo & Co., 3.68%, 6/15/16	90,000	97,684
Wells Fargo & Co., 2.10%, 5/8/17	140,000	144,802

Wells Fargo & Co., 4.60%, 4/1/21	80,000	91,525

		3,819,672

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Ceridian Corp., 8.875%, 7/15/19(2)	175,000	198,188
Clean Harbors, Inc., 5.25%, 8/1/20	110,000	113,850
Emergency Medical Services Corp., 8.125%, 6/1/19	250,000	274,062
Iron Mountain, Inc., 8.375%, 8/15/21	75,000	82,688
Iron Mountain, Inc., 5.75%, 8/15/24	155,000	155,388
Republic Services, Inc., 3.80%, 5/15/18	40,000	44,108
Republic Services, Inc., 3.55%, 6/1/22	30,000	31,349
ServiceMaster Co., 8.00%, 2/15/20	250,000	266,250
Waste Management, Inc., 6.125%, 11/30/39	70,000	86,558

		1,252,441

COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	125,000	97,812
Avaya, Inc., 7.00%, 4/1/19(2)	140,000	134,400
Cisco Systems, Inc., 5.90%, 2/15/39	50,000	63,529
CommScope, Inc., 8.25%, 1/15/19(2)	75,000	81,750
Crown Castle International Corp., 5.25%, 1/15/23	125,000	128,594
Nokia Oyj, 5.375%, 5/15/19	50,000	48,500
SBA Communications Corp., 5.625%, 10/1/19(2)	50,000	51,688

		606,273

COMPUTERS AND PERIPHERALS†
Dell, Inc., 2.30%, 9/10/15	40,000	39,755
Hewlett-Packard Co., 2.60%, 9/15/17	130,000	130,309
Seagate Technology HDD Holdings, 6.80%, 10/1/16	250,000	282,500

		452,564

CONSTRUCTION MATERIALS — 0.1%
Associated Materials LLC, 9.125%, 11/1/17	100,000	104,875
Building Materials Corp. of America, 6.75%, 5/1/21(2)	105,000	113,006
HD Supply, Inc., 8.125%, 4/15/19(2)	100,000	113,125
HD Supply, Inc., 10.50%, 1/15/21(2)	110,000	113,988
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	57,000
Nortek, Inc., 8.50%, 4/15/21	125,000	138,437
Owens Corning, 4.20%, 12/15/22	50,000	51,345
Summit Materials LLC/Summit Materials Finance Corp., 10.50%, 1/31/20(2)	250,000	278,750
Vulcan Materials Co., 7.00%, 6/15/18	100,000	114,500

		1,085,026

CONSUMER FINANCE — 0.2%
American Express Credit Corp., MTN, 2.75%, 9/15/15	150,000	156,985
American Express Credit Corp., MTN, 2.375%, 3/24/17	110,000	115,080
CIT Group, Inc., 4.75%, 2/15/15(2)	125,000	132,187
CIT Group, Inc., 4.25%, 8/15/17	370,000	384,800
CIT Group, Inc., 5.50%, 2/15/19(2)	50,000	54,625
Equifax, Inc., 3.30%, 12/15/22	60,000	58,968
PNC Bank N.A., 6.00%, 12/7/17	230,000	275,061
SLM Corp., 6.25%, 1/25/16	50,000	54,375
SLM Corp., MTN, 5.00%, 10/1/13	100,000	102,250
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	50,000	50,250
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	175,000	172,375

TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	90,000	96,412

		1,653,368

CONTAINERS AND PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19	125,000	136,250
Ardagh Packaging Finance plc, 7.375%, 10/15/17(2)	145,000	158,775
Ardagh Packaging Finance plc, 9.125%, 10/15/20(2)	120,000	131,400
Ball Corp., 5.00%, 3/15/22	115,000	120,462
Berry Plastics Corp., VRN, 4.18%, 3/15/13	125,000	125,078
BWAY Holding Co., 10.00%, 6/15/18	95,000	107,113
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23(2)	75,000	73,688
Packaging Dynamics Corp., 8.75%, 2/1/16(2)	75,000	78,750

		931,516

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	20,000	20,309
Catholic Health Initiatives, 2.95%, 11/1/22	35,000	35,258
Johns Hopkins University, 4.08%, 7/1/53	20,000	20,924
Laureate Education, Inc., 9.25%, 9/1/19(2)	125,000	136,562

		213,053

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Ally Financial, Inc., 8.30%, 2/12/15	475,000	529,625
Ally Financial, Inc., 4.625%, 6/26/15	125,000	131,478
Ally Financial, Inc., 5.50%, 2/15/17	250,000	272,278
Ally Financial, Inc., 6.25%, 12/1/17	225,000	252,146
Ally Financial, Inc., 8.00%, 3/15/20	100,000	123,250
Bank of America Corp., 4.50%, 4/1/15	130,000	138,331
Bank of America Corp., 3.75%, 7/12/16	100,000	107,088
Bank of America Corp., 6.50%, 8/1/16	10,000	11,549
Bank of America Corp., 5.75%, 12/1/17	120,000	139,044
Bank of America Corp., 5.70%, 1/24/22	120,000	142,233
Citigroup, Inc., 6.01%, 1/15/15	280,000	304,153
Citigroup, Inc., 4.75%, 5/19/15	50,000	53,689
Citigroup, Inc., 5.50%, 2/15/17	60,000	67,455
Citigroup, Inc., 6.125%, 11/21/17	240,000	284,243
Citigroup, Inc., 4.50%, 1/14/22	130,000	144,970
Citigroup, Inc., 4.05%, 7/30/22	30,000	31,217
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	210,000	224,175
Deutsche Bank AG (London), 3.875%, 8/18/14	130,000	135,814
General Electric Capital Corp., 3.75%, 11/14/14	110,000	115,798
General Electric Capital Corp., 2.25%, 11/9/15	130,000	134,797
General Electric Capital Corp., 5.625%, 9/15/17	415,000	489,385
General Electric Capital Corp., 2.10%, 12/11/19	10,000	10,207
General Electric Capital Corp., 4.375%, 9/16/20	190,000	213,081
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	10,000	10,461
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	300,000	351,308
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	150,000	152,154
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	80,000	92,127
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	60,000	70,537
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	60,000	68,263
HSBC Holdings plc, 5.10%, 4/5/21	70,000	81,688
HSBC Holdings plc, 4.00%, 3/30/22	150,000	161,843
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	125,000	130,313

JPMorgan Chase & Co., 6.00%, 1/15/18	480,000	574,310
JPMorgan Chase & Co., 4.25%, 10/15/20	30,000	33,247
Morgan Stanley, 4.20%, 11/20/14	125,000	131,053
Morgan Stanley, 4.75%, 3/22/17	50,000	55,291
Morgan Stanley, 6.625%, 4/1/18	150,000	178,717
Morgan Stanley, 5.625%, 9/23/19	140,000	162,209
Morgan Stanley, 5.75%, 1/25/21	50,000	58,072
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 8.25%, 9/1/17	125,000	134,375
Serta Simmons Holdings LLC, 8.125%, 10/1/20(2)	230,000	235,750
UBS AG, 7.625%, 8/17/22	160,000	178,919
UBS AG (Stamford Branch), 5.875%, 12/20/17	200,000	239,751
UPCB Finance III Ltd., 6.625%, 7/1/20(2)	150,000	161,625

		7,318,019

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 2.625%, 12/1/22	50,000	48,678
AT&T, Inc., 6.55%, 2/15/39	110,000	138,750
AT&T, Inc., 4.30%, 12/15/42(2)	60,000	56,805
British Telecommunications plc, 5.95%, 1/15/18	170,000	203,182
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	90,000	97,136
Cincinnati Bell, Inc., 8.75%, 3/15/18	150,000	154,125
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	20,000	20,562
France Telecom SA, 4.375%, 7/8/14	190,000	198,932
Frontier Communications Corp., 8.25%, 4/15/17	100,000	114,750
Frontier Communications Corp., 7.125%, 3/15/19	165,000	179,025
Hughes Satellite Systems Corp., 6.50%, 6/15/19	100,000	110,000
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	280,000	301,700
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	125,000	134,531
Intelsat Luxembourg SA, 11.25%, 2/4/17	300,000	319,125
Level 3 Financing, Inc., 10.00%, 2/1/18	125,000	138,750
Level 3 Financing, Inc., 7.00%, 6/1/20(2)	125,000	131,719
Level 3 Financing, Inc., 8.625%, 7/15/20	350,000	389,812
Sprint Capital Corp., 6.90%, 5/1/19	260,000	284,050
Sprint Capital Corp., 8.75%, 3/15/32	100,000	118,000
Telecom Italia Capital SA, 4.95%, 9/30/14	125,000	129,531
Telecom Italia Capital SA, 7.00%, 6/4/18	40,000	45,482
Telefonica Emisiones SAU, 5.88%, 7/15/19	110,000	120,159
Telefonica Emisiones SAU, 5.46%, 2/16/21	10,000	10,570
Windstream Corp., 7.875%, 11/1/17	300,000	341,250
Windstream Corp., 7.75%, 10/15/20	50,000	54,000

		3,840,624

ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	275,000	319,000
Edison Mission Energy, 7.00%, 5/15/17(1)(3)	375,000	191,250

		510,250

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20	95,000	101,650
Sanmina Corp., 7.00%, 5/15/19(2)	265,000	274,938
Viasystems, Inc., 7.875%, 5/1/19(2)	50,000	52,375

		428,963

ENERGY EQUIPMENT AND SERVICES — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	250,000	256,250

Ensco plc, 3.25%, 3/15/16	60,000	63,811
Ensco plc, 4.70%, 3/15/21	60,000	67,279
Noble Holding International Ltd., 3.95%, 3/15/22	20,000	20,583
Pioneer Drilling Co., 9.875%, 3/15/18	125,000	137,187
Transocean, Inc., 2.50%, 10/15/17	40,000	40,551
Transocean, Inc., 6.50%, 11/15/20	70,000	81,745
Transocean, Inc., 6.375%, 12/15/21	20,000	23,617
Weatherford International Ltd., 9.625%, 3/1/19	70,000	91,991

		783,014

FOOD AND STAPLES RETAILING — 0.2%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(2)	120,000	129,000
CVS Caremark Corp., 2.75%, 12/1/22	110,000	109,355
Ingles Markets, Inc., 8.875%, 5/15/17	125,000	132,188
Kroger Co. (The), 6.40%, 8/15/17	120,000	143,622
Rite Aid Corp., 7.50%, 3/1/17	75,000	77,438
Rite Aid Corp., 9.25%, 3/15/20	300,000	337,500
Safeway, Inc., 4.75%, 12/1/21	20,000	20,857
SUPERVALU, Inc., 8.00%, 5/1/16	325,000	327,031
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16	100,000	105,750
Wal-Mart Stores, Inc., 5.875%, 4/5/27	213,000	281,785
Walgreen Co., 1.80%, 9/15/17	40,000	40,622

		1,705,148

FOOD PRODUCTS — 0.2%
Bumble Bee Acquisition Corp., 9.00%, 12/15/17(2)	93,000	102,067
Del Monte Corp., 7.625%, 2/15/19	190,000	198,075
General Mills, Inc., 4.15%, 2/15/43	40,000	40,331
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(2)	65,000	70,363
Kellogg Co., 4.45%, 5/30/16	170,000	187,934
Kraft Foods Group, Inc., 6.125%, 8/23/18	51,000	62,423
Kraft Foods Group, Inc., 5.00%, 6/4/42	30,000	32,886
Mead Johnson Nutrition Co., 3.50%, 11/1/14	70,000	72,850
Michael Foods Group, Inc., 9.75%, 7/15/18	75,000	83,812
Mondelez International, Inc., 6.125%, 2/1/18	19,000	22,937
Mondelez International, Inc., 6.50%, 2/9/40	30,000	39,417
Post Holdings, Inc., 7.375%, 2/15/22	250,000	271,250
Smithfield Foods, Inc., 7.75%, 7/1/17	400,000	462,000

		1,646,345

GAS UTILITIES — 0.3%
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 5.875%, 8/1/23(2)	150,000	149,437
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22	50,000	53,875
El Paso Corp., 6.875%, 6/15/14	125,000	133,403
El Paso Corp., 7.25%, 6/1/18	70,000	80,471
Enbridge Energy Partners LP, 6.50%, 4/15/18	90,000	107,628
Energy Transfer Equity LP, 7.50%, 10/15/20	125,000	143,437
Energy Transfer Partners LP, 5.20%, 2/1/22	30,000	33,783
Energy Transfer Partners LP, 6.50%, 2/1/42	40,000	46,345
Enterprise Products Operating LLC, 6.30%, 9/15/17	120,000	144,923
Enterprise Products Operating LLC, 5.95%, 2/1/41	70,000	82,291
Enterprise Products Operating LLC, 4.45%, 2/15/43	30,000	29,267
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	160,000	201,106
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	70,000	84,958

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	300,000	332,641
Magellan Midstream Partners LP, 6.55%, 7/15/19	86,000	106,227
NGPL PipeCo LLC, 7.12%, 12/15/17(2)	100,000	110,500
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	40,000	43,081
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	50,000	52,831
Rockies Express Pipeline LLC, 3.90%, 4/15/15(2)	250,000	252,500
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	90,000	90,154
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	200,000	219,000
TransCanada PipeLines Ltd., 2.50%, 8/1/22	60,000	58,915
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	49,919
Williams Partners LP, 4.125%, 11/15/20	80,000	86,374

		2,693,066

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Alere, Inc., 9.00%, 5/15/16	135,000	142,425
Biomet, Inc., 6.50%, 8/1/20(2)	260,000	275,925
Covidien International Finance SA, 3.20%, 6/15/22	20,000	20,934
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	50,000	48,938
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(2)	150,000	162,375
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19(2)	50,000	49,500

		700,097

HEALTH CARE PROVIDERS AND SERVICES — 0.3%
Aetna, Inc., 2.75%, 11/15/22	60,000	58,700
Apria Healthcare Group, Inc., 11.25%, 11/1/14	125,000	129,375
Capella Healthcare, Inc., 9.25%, 7/1/17	75,000	81,188
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	150,000	166,312
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	175,000	187,031
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	60,000	65,700
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	110,000	115,225
Express Scripts, Inc., 7.25%, 6/15/19	240,000	307,061
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(2)	140,000	154,350
Gentiva Health Services, Inc., 11.50%, 9/1/18	79,000	79,988
HCA Holdings, Inc., 7.75%, 5/15/21	250,000	276,250
HCA, Inc., 5.75%, 3/15/14	125,000	130,312
HCA, Inc., 6.50%, 2/15/16	200,000	219,250
HCA, Inc., 8.50%, 4/15/19	125,000	138,750
HCA, Inc., 7.25%, 9/15/20	100,000	111,250
HCA, Inc., 7.50%, 2/15/22	165,000	190,162
Health Management Associates, Inc., 7.375%, 1/15/20	100,000	109,750
Healthsouth Corp., 8.125%, 2/15/20	70,000	77,175
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	270,000	279,450
Mayo Clinic Rochester, 3.77%, 11/15/43	20,000	19,294
NYU Hospitals Center, 4.43%, 7/1/42	30,000	29,262
Radiation Therapy Services, Inc., 8.875%, 1/15/17	120,000	119,100
Tenet Healthcare Corp., 8.875%, 7/1/19	100,000	113,250
Tenet Healthcare Corp., 8.00%, 8/1/20	165,000	180,675
UnitedHealth Group, Inc., 4.25%, 3/15/43	60,000	59,485
Universal Health Services, Inc., 7.00%, 10/1/18	125,000	137,812
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	75,000	80,719

WellPoint, Inc., 5.80%, 8/15/40	40,000	47,222

		3,664,098

HOTELS, RESTAURANTS AND LEISURE — 0.3%
American Casino & Entertainment Properties LLC, 11.00%, 6/15/14	140,000	143,150
Ameristar Casinos, Inc., 7.50%, 4/15/21	350,000	376,687
Boyd Gaming Corp., 9.125%, 12/1/18	105,000	109,463
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	220,000	235,125
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	275,000	182,875
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	125,000	122,266
Chester Downs & Marina LLC, 9.25%, 2/1/20(2)	200,000	194,000
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16	150,000	162,187
Dave & Buster's, Inc., 11.00%, 6/1/18	75,000	84,938
DineEquity, Inc., 9.50%, 10/30/18	75,000	85,500
Marina District Finance Co., Inc., 9.50%, 10/15/15	75,000	77,484
MCE Finance Ltd., 5.00%, 2/15/21(2)	175,000	175,437
MGM Resorts International, 7.625%, 1/15/17	395,000	437,462
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	95,000	107,825
Station Casinos LLC, 3.66%, 6/18/18	125,000	125,078
Station Casinos LLC, 7.50%, 3/1/21(2)(4)	150,000	151,688
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	105,000	117,863
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	175,000	184,844

		3,073,872

HOUSEHOLD DURABLES — 0.1%
Beazer Homes USA, Inc., 8.125%, 6/15/16	125,000	135,938
Beazer Homes USA, Inc., 7.25%, 2/1/23(2)	20,000	20,250
Lennar Corp., Series B, 5.60%, 5/31/15	50,000	53,563
Meritage Homes Corp., 7.00%, 4/1/22	125,000	139,062
Mohawk Industries, Inc., 3.85%, 2/1/23	40,000	40,444
Standard Pacific Corp., 8.375%, 5/15/18	350,000	413,875
Taylor Morrison, Inc., 7.75%, 4/15/20(2)	250,000	270,000
Toll Brothers Finance Corp., 6.75%, 11/1/19	150,000	177,023
William Lyon Homes, Inc., 8.50%, 11/15/20(2)	125,000	135,000

		1,385,155

HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18	630,000	653,625
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	40,000	43,150
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	100,000	106,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	95,000	105,450
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	125,000	137,187
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	150,000	155,250
Spectrum Brands Escrow Corp., 6.375%, 11/15/20(2)	50,000	53,313

		1,254,475

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(2)	80,000	91,300
Bombardier, Inc., 5.75%, 3/15/22(2)	50,000	51,000
General Electric Co., 5.25%, 12/6/17	190,000	223,097

General Electric Co., 2.70%, 10/9/22	140,000	140,010
General Electric Co., 4.125%, 10/9/42	40,000	40,162
Harland Clarke Holdings Corp., 9.50%, 5/15/15	320,000	312,000
Schaeffler Finance BV, 7.75%, 2/15/17(2)	125,000	142,187

		999,756

INSURANCE — 0.3%
Aircastle Ltd., 6.75%, 4/15/17	120,000	132,900
Allstate Corp. (The), 7.45%, 5/16/19	20,000	26,290
Allstate Corp. (The), 5.20%, 1/15/42	50,000	58,961
American International Group, Inc., 3.65%, 1/15/14	40,000	41,053
American International Group, Inc., 5.85%, 1/16/18	120,000	141,497
American International Group, Inc., 6.40%, 12/15/20	90,000	112,150
American International Group, Inc., 4.875%, 6/1/22	50,000	56,826
American International Group, Inc., 6.82%, 11/15/37	105,000	138,224
American International Group, Inc., VRN, 8.18%, 5/15/38	100,000	132,625
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	70,000	78,803
Berkshire Hathaway, Inc., 3.00%, 5/15/22	40,000	40,908
Berkshire Hathaway, Inc., 4.50%, 2/11/43	20,000	20,227
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(2)	125,000	131,562
Genworth Financial, Inc., 7.20%, 2/15/21	40,000	45,963
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	200,000	176,250
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	60,000	72,142
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	30,000	34,637
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	20,000	23,475
Hub International Ltd., 8.125%, 10/15/18(2)	125,000	130,938
ING U.S., Inc., 5.50%, 7/15/22(2)	60,000	66,379
International Lease Finance Corp., 6.625%, 11/15/13	95,000	98,563
International Lease Finance Corp., 5.75%, 5/15/16	215,000	232,295
International Lease Finance Corp., 8.75%, 3/15/17	375,000	443,906
International Lease Finance Corp., 6.25%, 5/15/19	125,000	137,546
Liberty Mutual Group, Inc., 6.50%, 5/1/42(2)	30,000	34,182
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(2)	200,000	205,000
Lincoln National Corp., 6.25%, 2/15/20	100,000	121,550
Markel Corp., 4.90%, 7/1/22	40,000	44,222
MetLife, Inc., 6.75%, 6/1/16	120,000	141,719
MetLife, Inc., 1.76%, 12/15/17	40,000	40,519
MetLife, Inc., 4.125%, 8/13/42	10,000	9,547
Principal Financial Group, Inc., 3.30%, 9/15/22	30,000	30,718
Prudential Financial, Inc., 5.375%, 6/21/20	60,000	70,869
Prudential Financial, Inc., 5.625%, 5/12/41	40,000	45,737

		3,318,183

INTERNET SOFTWARE AND SERVICES†
Equinix, Inc., 7.00%, 7/15/21	75,000	82,594

IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 7.625%, 7/15/17	170,000	183,812
Fidelity National Information Services, Inc., 5.00%, 3/15/22	50,000	53,250
First Data Corp., 9.875%, 9/24/15	70,000	72,362
First Data Corp., 11.25%, 3/31/16	155,000	154,031
First Data Corp., 7.375%, 6/15/19(2)	175,000	184,844
First Data Corp., 8.875%, 8/15/20(2)	100,000	111,000
First Data Corp., 8.25%, 1/15/21(2)	320,000	328,800
First Data Corp., 12.625%, 1/15/21	175,000	187,469

International Business Machines Corp., 1.95%, 7/22/16	230,000	239,109
SunGard Data Systems, Inc., 7.375%, 11/15/18	125,000	134,844

		1,649,521

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	100,000	103,847

MACHINERY — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17	150,000	176,813
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	90,000	91,992
Deere & Co., 5.375%, 10/16/29	120,000	149,350
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	120,000	131,400
Navistar International Corp., 8.25%, 11/1/21	50,000	48,500

		598,055

MEDIA — 0.7%
AMC Entertainment, Inc., 9.75%, 12/1/20	250,000	289,375
Cablevision Systems Corp., 8.625%, 9/15/17	250,000	291,250
Cablevision Systems Corp., 5.875%, 9/15/22	150,000	146,250
CBS Corp., 4.85%, 7/1/42	50,000	49,372
CC Holdings GS V LLC, 3.85%, 4/15/23(2)	30,000	30,225
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	100,000	107,250
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	310,000	335,575
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	215,000	212,581
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(2)	200,000	52,000
Clear Channel Communications, Inc., 10.75%, 8/1/16	275,000	206,250
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22(2)	100,000	105,750
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(2)	170,000	184,344
Comcast Corp., 5.90%, 3/15/16	243,000	278,494
Comcast Corp., 6.50%, 11/15/35	50,000	64,453
Comcast Corp., 6.40%, 5/15/38	60,000	77,169
CSC Holdings LLC, 6.75%, 11/15/21	120,000	131,550
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	125,000	125,938
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	80,000	84,832
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	130,000	142,264
Discovery Communications LLC, 5.625%, 8/15/19	50,000	59,594
DISH DBS Corp., 7.125%, 2/1/16	125,000	139,687
DISH DBS Corp., 4.625%, 7/15/17	130,000	135,200
DISH DBS Corp., 6.75%, 6/1/21	205,000	229,087
Lamar Media Corp., 5.875%, 2/1/22	115,000	125,350
Lamar Media Corp., 5.00%, 5/1/23(2)	140,000	141,575
McClatchy Co. (The), 9.00%, 12/15/22(2)	50,000	53,125
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19	250,000	278,750
Nara Cable Funding Ltd., 8.875%, 12/1/18(2)	250,000	262,500
NBCUniversal Media LLC, 5.15%, 4/30/20	60,000	71,352
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	56,428
NBCUniversal Media LLC, 2.875%, 1/15/23	100,000	100,391
News America, Inc., 6.90%, 8/15/39	100,000	129,448
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17	110,000	121,550
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20(2)	108,000	107,190
Omnicom Group, Inc., 3.625%, 5/1/22	10,000	10,208
Qwest Corp., 7.50%, 10/1/14	90,000	98,265
RR Donnelley & Sons Co., 7.25%, 5/15/18	125,000	131,250
RR Donnelley & Sons Co., 8.25%, 3/15/19	95,000	100,463
Sable International Finance Ltd., 8.75%, 2/1/20(2)	125,000	141,875

Sinclair Television Group, Inc., 9.25%, 11/1/17(2)	95,000	103,550
Sinclair Television Group, Inc., 8.375%, 10/15/18	90,000	100,800
Sirius XM Radio, Inc., 8.75%, 4/1/15(2)	90,000	101,025
Time Warner Cable, Inc., 6.75%, 7/1/18	65,000	79,687
Time Warner Cable, Inc., 4.50%, 9/15/42	20,000	18,289
Time Warner, Inc., 3.15%, 7/15/15	90,000	94,908
Time Warner, Inc., 7.70%, 5/1/32	130,000	179,274
Univision Communications, Inc., 6.875%, 5/15/19(2)	225,000	243,000
Univision Communications, Inc., 8.50%, 5/15/21(2)	110,000	120,588
UPCB Finance VI Ltd., 6.875%, 1/15/22(2)	250,000	271,875
Valassis Communications, Inc., 6.625%, 2/1/21	75,000	80,906
Viacom, Inc., 4.375%, 9/15/14	80,000	84,443
Viacom, Inc., 4.50%, 3/1/21	30,000	33,517
Viacom, Inc., 3.125%, 6/15/22	40,000	40,211
Videotron Ltee, 5.00%, 7/15/22	175,000	178,937
Visant Corp., 10.00%, 10/1/17	125,000	113,438
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	60,000	58,924
Wind Acquisition Finance SA, 11.75%, 7/15/17(2)	250,000	264,375
Wind Acquisition Finance SA, 7.25%, 2/15/18(2)	250,000	258,750

		7,834,707

METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20	350,000	313,250
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	30,000	31,748
ArcelorMittal, 4.25%, 8/5/15	225,000	233,086
ArcelorMittal, 5.00%, 2/25/17	230,000	239,556
ArcelorMittal, 6.125%, 6/1/18	200,000	215,931
ArcelorMittal, 5.75%, 8/5/20	80,000	84,949
ArcelorMittal, 7.25%, 3/1/41	240,000	240,171
Barrick North America Finance LLC, 4.40%, 5/30/21	70,000	75,202
FMG Resources Pty Ltd., 7.00%, 11/1/15(2)	125,000	131,562
FMG Resources Pty Ltd., 6.875%, 2/1/18(2)	100,000	106,125
FMG Resources Pty Ltd., 8.25%, 11/1/19(2)	50,000	55,500
Inmet Mining Corp., 8.75%, 6/1/20(2)	25,000	27,313
Newmont Mining Corp., 6.25%, 10/1/39	70,000	83,355
Novelis, Inc., 8.375%, 12/15/17	100,000	109,750
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	50,000	53,252
Teck Resources Ltd., 3.15%, 1/15/17	60,000	62,639
Vale Overseas Ltd., 5.625%, 9/15/19	170,000	194,757
Vale Overseas Ltd., 4.625%, 9/15/20	50,000	53,657
Xstrata Canada Financial Corp., 4.95%, 11/15/21(2)	50,000	53,994

		2,365,797

MULTI-UTILITIES — 0.3%
Calpine Corp., 7.25%, 10/15/17(2)	100,000	106,875
Calpine Corp., 7.50%, 2/15/21(2)	90,000	98,325
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	30,000	28,622
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	59,000	67,064
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	39,853
Constellation Energy Group, Inc., 5.15%, 12/1/20	50,000	57,043
Consumers Energy Co., 2.85%, 5/15/22	20,000	20,640
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	148,324
Dominion Resources, Inc., 2.75%, 9/15/22	50,000	50,255
Dominion Resources, Inc., 4.90%, 8/1/41	30,000	33,458

Duke Energy Corp., 3.95%, 9/15/14	80,000	83,928
Duke Energy Corp., 3.55%, 9/15/21	40,000	42,389
Edison International, 3.75%, 9/15/17	90,000	97,909
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	364,000	414,960
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., PIK, 11.25%, 12/1/18(2)	34,000	32,725
FirstEnergy Solutions Corp., 6.05%, 8/15/21	80,000	95,388
Florida Power Corp., 6.35%, 9/15/37	40,000	52,859
Florida Power Corp., 3.85%, 11/15/42	40,000	38,751
GenOn Energy, Inc., 9.50%, 10/15/18	250,000	298,750
Georgia Power Co., 4.30%, 3/15/42	30,000	31,111
Ipalco Enterprises, Inc., 5.00%, 5/1/18	95,000	101,650
Nisource Finance Corp., 4.45%, 12/1/21	40,000	43,912
Nisource Finance Corp., 5.25%, 2/15/43	20,000	21,309
Northern States Power Co., 3.40%, 8/15/42	30,000	27,729
NRG Energy, Inc., 7.625%, 1/15/18	250,000	287,812
NRG Energy, Inc., 7.625%, 5/15/19	275,000	297,000
Progress Energy, Inc., 3.15%, 4/1/22	40,000	40,699
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	34,466
Sempra Energy, 6.50%, 6/1/16	40,000	46,782
Southern California Edison Co., 5.625%, 2/1/36	49,000	61,030
Southern Power Co., 5.15%, 9/15/41	20,000	22,491
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(2)	125,000	94,375

		2,918,484

MULTILINE RETAIL†
J.C. Penney Corp., Inc., 7.65%, 8/15/16	125,000	119,688
Target Corp., 4.00%, 7/1/42	30,000	29,484

		149,172

OFFICE ELECTRONICS†
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	100,000	111,250
Xerox Corp., 5.65%, 5/15/13	50,000	50,458

		161,708

OIL, GAS AND CONSUMABLE FUELS — 0.8%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	155,000	141,050
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	150,000	162,375
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	175,000	186,375
Anadarko Petroleum Corp., 5.95%, 9/15/16	50,000	57,541
Anadarko Petroleum Corp., 6.45%, 9/15/36	30,000	36,929
Antero Resources Finance Corp., 7.25%, 8/1/19	100,000	108,500
Apache Corp., 2.625%, 1/15/23	60,000	58,394
Apache Corp., 4.75%, 4/15/43	30,000	31,214
Arch Coal, Inc., 8.75%, 8/1/16	275,000	281,875
Bill Barrett Corp., 9.875%, 7/15/16	325,000	351,000
BP Capital Markets plc, 3.20%, 3/11/16	70,000	74,779
BP Capital Markets plc, 2.25%, 11/1/16	100,000	104,183
BP Capital Markets plc, 4.50%, 10/1/20	70,000	79,711
Chesapeake Energy Corp., 7.625%, 7/15/13	125,000	128,594
Chesapeake Energy Corp., 9.50%, 2/15/15	125,000	141,875
Chesapeake Energy Corp., 6.625%, 8/15/20	210,000	231,000

Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(2)	125,000	129,688
Concho Resources, Inc., 5.50%, 10/1/22	150,000	156,937
ConocoPhillips, 5.75%, 2/1/19	160,000	196,119
ConocoPhillips Holding Co., 6.95%, 4/15/29	30,000	41,347
Consol Energy, Inc., 8.00%, 4/1/17	170,000	185,725
Continental Resources, Inc., 5.00%, 9/15/22	100,000	108,000
Denbury Resources, Inc., 8.25%, 2/15/20	105,000	118,388
Devon Energy Corp., 1.875%, 5/15/17	20,000	20,215
Devon Energy Corp., 5.60%, 7/15/41	70,000	77,845
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	100,000	107,750
EOG Resources, Inc., 5.625%, 6/1/19	120,000	146,383
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	250,000	286,250
Forest Oil Corp., 8.50%, 2/15/14	37,000	39,729
Forest Oil Corp., 7.50%, 9/15/20(2)	95,000	102,363
Halcon Resources Corp., 8.875%, 5/15/21(2)	100,000	108,000
Hess Corp., 6.00%, 1/15/40	20,000	22,111
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	200,000	208,000
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	150,000	166,687
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	32,055
Newfield Exploration Co., 5.625%, 7/1/24	88,000	92,180
Noble Energy, Inc., 4.15%, 12/15/21	50,000	54,814
Occidental Petroleum Corp., 2.70%, 2/15/23	20,000	20,224
Peabody Energy Corp., 6.00%, 11/15/18	300,000	320,250
Peabody Energy Corp., 6.50%, 9/15/20	50,000	53,375
Pemex Project Funding Master Trust, 6.625%, 6/15/35	30,000	36,150
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	140,000	156,145
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	130,000	142,606
Petroleos Mexicanos, 6.00%, 3/5/20	80,000	94,200
Petroleos Mexicanos, 3.50%, 1/30/23(2)	30,000	29,475
Petroleos Mexicanos, 5.50%, 6/27/44(2)	30,000	30,900
Phillips 66, 4.30%, 4/1/22	50,000	55,216
Pioneer Natural Resources Co., 3.95%, 7/15/22	70,000	73,112
Plains Exploration & Production Co., 6.50%, 11/15/20	150,000	168,375
Plains Exploration & Production Co., 6.625%, 5/1/21	100,000	111,875
Plains Exploration & Production Co., 6.75%, 2/1/22	80,000	91,200
QEP Resources, Inc., 5.25%, 5/1/23	100,000	104,000
Quicksilver Resources, Inc., 8.25%, 8/1/15	125,000	120,625
Range Resources Corp., 5.75%, 6/1/21	100,000	107,000
Range Resources Corp., 5.00%, 8/15/22	155,000	159,262
Sabine Pass LNG LP, 7.50%, 11/30/16	225,000	249,750
Samson Investment Co., 9.75%, 2/15/20(2)	115,000	122,906
SandRidge Energy, Inc., 8.75%, 1/15/20	225,000	243,000
SandRidge Energy, Inc., 7.50%, 3/15/21	260,000	273,000
Shell International Finance BV, 2.375%, 8/21/22	80,000	79,302
Shell International Finance BV, 3.625%, 8/21/42	60,000	58,449
Statoil ASA, 2.45%, 1/17/23	80,000	78,827
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	50,000	54,000
Suncor Energy, Inc., 6.10%, 6/1/18	110,000	133,518
Talisman Energy, Inc., 7.75%, 6/1/19	70,000	89,824
Venoco, Inc., 8.875%, 2/15/19	140,000	135,450
WPX Energy, Inc., 5.25%, 1/15/17	125,000	130,625

		8,098,622

PAPER AND FOREST PRODUCTS†
Domtar Corp., 4.40%, 4/1/22	60,000	59,869
International Paper Co., 6.00%, 11/15/41	60,000	70,219

		130,088

PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21	145,000	161,675

PHARMACEUTICALS — 0.1%
AbbVie, Inc., 1.75%, 11/6/17(2)	60,000	60,826
AbbVie, Inc., 4.40%, 11/6/42(2)	20,000	20,431
Actavis, Inc., 4.625%, 10/1/42	30,000	30,403
Bristol-Myers Squibb Co., 3.25%, 8/1/42	30,000	26,940
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	35,000	38,019
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	50,000	50,935
Merck & Co., Inc., 2.40%, 9/15/22	60,000	59,449
Merck & Co., Inc., 3.60%, 9/15/42	10,000	9,645
Mylan, Inc., 6.00%, 11/15/18(2)	95,000	104,678
Mylan, Inc., 3.125%, 1/15/23(2)	50,000	49,229
Roche Holdings, Inc., 6.00%, 3/1/19(2)	50,000	62,438
Roche Holdings, Inc., 7.00%, 3/1/39(2)	70,000	102,693
Sanofi, 4.00%, 3/29/21	55,000	61,551
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	10,000	10,098
Valeant Pharmaceuticals International, 6.50%, 7/15/16(2)	70,000	73,894
Valeant Pharmaceuticals International, 6.875%, 12/1/18(2)	100,000	109,125
Valeant Pharmaceuticals International, 6.375%, 10/15/20(2)	100,000	107,875
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	75,000	81,375
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	160,000	169,361

		1,228,965

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
American Tower Corp., 4.50%, 1/15/18	40,000	44,114
American Tower Corp., 4.70%, 3/15/22	10,000	10,874
BRE Properties, Inc., 3.375%, 1/15/23	40,000	39,720
Essex Portfolio LP, 3.625%, 8/15/22(2)	20,000	19,867
Felcor Lodging LP, 6.75%, 6/1/19	20,000	21,587
HCP, Inc., 3.75%, 2/1/16	60,000	64,283
Health Care REIT, Inc., 2.25%, 3/15/18	50,000	50,510
Health Care REIT, Inc., 3.75%, 3/15/23	70,000	70,796
Host Hotels & Resorts LP, 6.75%, 6/1/16	206,000	212,180
Kilroy Realty LP, 3.80%, 1/15/23	90,000	92,343
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	125,000	135,469
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	145,000	157,325
Simon Property Group LP, 5.10%, 6/15/15	120,000	131,614
UDR, Inc., 4.25%, 6/1/18	70,000	77,413
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	105,000	110,968
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	40,000	44,343
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	40,000	39,815
WEA Finance LLC, 4.625%, 5/10/21(2)	50,000	55,627

		1,378,848

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
CB Richard Ellis Services, Inc., 11.625%, 6/15/17	125,000	136,094
Country Garden Holdings Co. Ltd., 7.50%, 1/10/23(2)	200,000	208,500
ProLogis LP, 6.625%, 12/1/19	110,000	133,605

Realogy Corp., 11.50%, 4/15/17	125,000	133,906
Realogy Corp., 7.875%, 2/15/19(2)	50,000	54,625

		666,730

ROAD AND RAIL†
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	110,774
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	40,000	44,500
CSX Corp., 4.25%, 6/1/21	10,000	11,123
CSX Corp., 4.75%, 5/30/42	60,000	62,689
Union Pacific Corp., 4.75%, 9/15/41	80,000	88,176

		317,262

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	230,000	221,950
Freescale Semiconductor, Inc., 9.25%, 4/15/18(2)	105,000	116,025
Freescale Semiconductor, Inc., 8.05%, 2/1/20	200,000	210,000
Intel Corp., 1.35%, 12/15/17	60,000	60,210

		608,185

SOFTWARE — 0.1%
Infor US, Inc., 9.375%, 4/1/19	125,000	140,937
Intuit, Inc., 5.75%, 3/15/17	303,000	347,848
Nuance Communications, Inc., 5.375%, 8/15/20(2)	50,000	50,875
Oracle Corp., 2.50%, 10/15/22	130,000	128,256
Sabre, Inc., 8.50%, 5/15/19(2)	125,000	136,719

		804,635

SPECIALTY RETAIL — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	175,000	194,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	125,000	137,187
Hertz Corp. (The), 6.75%, 4/15/19	125,000	135,313
Hertz Corp. (The), 7.375%, 1/15/21	200,000	221,500
Home Depot, Inc. (The), 5.95%, 4/1/41	50,000	65,530
Party City Holdings, Inc., 8.875%, 8/1/20(2)	50,000	54,625
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)	225,000	249,187
Rent-A-Center, Inc., 6.625%, 11/15/20	300,000	324,750
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	135,000	151,200
Staples, Inc., 4.375%, 1/12/23	50,000	50,453
Stewart Enterprises, Inc., 6.50%, 4/15/19	65,000	69,713
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17	100,000	107,875
United Rentals (North America), Inc., 8.375%, 9/15/20	300,000	331,500
United Rentals (North America), Inc., 5.75%, 7/15/18	95,000	102,719

		2,195,802

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	125,000	138,438
Gap, Inc. (The), 5.95%, 4/12/21	60,000	67,987
Gymboree Corp., 9.125%, 12/1/18	250,000	234,687
Hanesbrands, Inc., 6.375%, 12/15/20	145,000	157,687
Ltd. Brands, Inc., 6.90%, 7/15/17	100,000	115,250
Ltd. Brands, Inc., 6.625%, 4/1/21	75,000	84,938
Phillips-Van Heusen Corp., 7.375%, 5/15/20	20,000	22,525
Polymer Group, Inc., 7.75%, 2/1/19	300,000	326,250

		1,147,762

TOBACCO†
Altria Group, Inc., 2.85%, 8/9/22	140,000	137,617
Philip Morris International, Inc., 4.125%, 5/17/21	110,000	123,184

		260,801

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32	40,000	60,217
America Movil SAB de CV, 5.00%, 3/30/20	20,000	22,857
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	270,000	366,014
Cricket Communications, Inc., 7.75%, 10/15/20	275,000	281,187
MetroPCS Wireless, Inc., 7.875%, 9/1/18	90,000	97,538
MetroPCS Wireless, Inc., 6.625%, 11/15/20	125,000	131,250
Sprint Nextel Corp., 6.00%, 12/1/16	325,000	352,625
Sprint Nextel Corp., 9.00%, 11/15/18(2)	100,000	124,250
Sprint Nextel Corp., 7.00%, 3/1/20(2)	250,000	293,125
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(2)	120,000	135,540
Vodafone Group plc, 5.625%, 2/27/17	30,000	34,984

		1,899,587

TOTAL CORPORATE BONDS (Cost $80,779,050)		85,186,442

U.S. TREASURY SECURITIES — 6.7%

U.S. Treasury Bonds, 5.50%, 8/15/28	50,000	69,258
U.S. Treasury Bonds, 5.375%, 2/15/31	620,000	863,253
U.S. Treasury Bonds, 4.375%, 11/15/39	1,400,000	1,765,093
U.S. Treasury Bonds, 4.375%, 5/15/41	200,000	252,375
U.S. Treasury Bonds, 2.75%, 11/15/42	1,450,000	1,350,539
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	6,582,219	9,240,816
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	807,333	1,156,504
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	838,760	1,209,387
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	670,633	714,905
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	6,292,420	6,525,925
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	2,118,940	2,229,689
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	1,040,190	1,105,445
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	4,751,136	5,127,887
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	1,488,507	1,748,413
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	796,320	948,803
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	5,405,389	6,370,758
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	611,226	698,135
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,065,152	1,159,601
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,146,625	2,340,660
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,243,388	1,343,830
U.S. Treasury Notes, 1.25%, 3/15/14	1,120,000	1,132,513
U.S. Treasury Notes, 1.25%, 4/15/14	400,000	404,797
U.S. Treasury Notes, 0.50%, 10/15/14	2,500,000	2,511,915
U.S. Treasury Notes, 0.375%, 11/15/15	1,000,000	1,001,797
U.S. Treasury Notes, 1.375%, 11/30/15	500,000	514,414
U.S. Treasury Notes, 2.125%, 12/31/15	3,000,000	3,151,875
U.S. Treasury Notes, 0.375%, 1/15/16	2,750,000	2,753,652
U.S. Treasury Notes, 0.875%, 2/28/17	600,000	607,781
U.S. Treasury Notes, 0.75%, 6/30/17	1,350,000	1,357,383
U.S. Treasury Notes, 2.375%, 7/31/17	700,000	753,047
U.S. Treasury Notes, 0.75%, 10/31/17	1,150,000	1,153,054

U.S. Treasury Notes, 1.875%, 10/31/17	650,000	685,394
U.S. Treasury Notes, 0.75%, 12/31/17(5)	1,200,000	1,201,406
U.S. Treasury Notes, 0.875%, 1/31/18	2,200,000	2,213,750
U.S. Treasury Notes, 0.75%, 2/28/18	200,000	199,891
U.S. Treasury Notes, 2.625%, 4/30/18	100,000	109,266
U.S. Treasury Notes, 2.00%, 2/15/22	1,200,000	1,230,376
U.S. Treasury Notes, 1.625%, 8/15/22	550,000	541,278
U.S. Treasury Notes, 1.625%, 11/15/22	2,400,000	2,351,251
U.S. Treasury Notes, 2.00%, 2/15/23	300,000	303,187

TOTAL U.S. TREASURY SECURITIES (Cost $65,497,415)		70,399,303

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 3.2%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
FHLMC, VRN, 2.08%, 3/15/13	399,055	412,398
FHLMC, VRN, 2.57%, 3/15/13	108,259	113,343
FHLMC, VRN, 2.90%, 3/15/13	46,281	48,677
FHLMC, VRN, 3.28%, 3/15/13	93,499	98,603
FHLMC, VRN, 3.81%, 3/15/13	174,109	184,000
FHLMC, VRN, 4.04%, 3/15/13	184,934	196,989
FHLMC, VRN, 5.21%, 3/15/13	95,021	101,358
FHLMC, VRN, 5.43%, 3/15/13	252,043	269,927
FHLMC, VRN, 6.16%, 3/15/13	71,879	77,701
FNMA, VRN, 2.72%, 3/25/13	203,464	212,310
FNMA, VRN, 3.34%, 3/25/13	149,960	157,960
FNMA, VRN, 3.35%, 3/25/13	139,339	147,515
FNMA, VRN, 3.85%, 3/25/13	122,127	129,461
FNMA, VRN, 3.93%, 3/25/13	148,029	156,893
FNMA, VRN, 3.95%, 3/25/13	78,685	83,601
FNMA, VRN, 5.42%, 3/25/13	308,706	333,125

		2,723,861

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.9%
FHLMC, 7.00%, 6/1/14	2,593	2,698
FHLMC, 4.50%, 1/1/19	187,930	200,175
FHLMC, 5.00%, 1/1/21	206,913	225,115
FHLMC, 5.00%, 4/1/21	313,847	337,434
FHLMC, 7.00%, 8/1/29	1,951	2,321
FHLMC, 8.00%, 7/1/30	15,446	19,138
FHLMC, 5.50%, 12/1/33	141,114	158,067
FHLMC, 6.00%, 11/1/38	1,215,685	1,330,198
FHLMC, 6.50%, 7/1/47	16,765	18,504
FNMA, 6.00%, 4/1/14	3,564	3,597
FNMA, 7.50%, 6/1/15	1,126	1,140
FNMA, 5.50%, 12/1/16	35,809	38,321
FNMA, 4.50%, 5/1/19	109,320	117,912
FNMA, 4.50%, 5/1/19	132,470	142,882
FNMA, 5.00%, 9/1/20	98,591	106,852
FNMA, 7.00%, 6/1/26	708	838
FNMA, 7.50%, 3/1/27	7,627	8,334
FNMA, 7.00%, 1/1/29	4,831	5,769

FNMA, 6.50%, 4/1/29	16,962	19,254
FNMA, 6.50%, 8/1/29	13,985	15,888
FNMA, 6.50%, 12/1/29	28,872	32,759
FNMA, 7.00%, 3/1/30	6,939	8,288
FNMA, 8.00%, 7/1/30	12,108	13,510
FNMA, 7.50%, 9/1/30	4,193	5,122
FNMA, 5.00%, 7/1/31	16,769	18,661
FNMA, 7.00%, 9/1/31	16,438	19,619
FNMA, 6.50%, 1/1/32	12,767	15,063
FNMA, 6.50%, 8/1/32	13,774	15,333
FNMA, 6.50%, 11/1/32	116,040	131,014
FNMA, 5.50%, 6/1/33	55,398	61,356
FNMA, 5.50%, 8/1/33	87,902	96,704
FNMA, 5.00%, 11/1/33	634,294	690,871
FNMA, 4.50%, 9/1/35	420,441	453,335
FNMA, 5.00%, 1/1/36	2,476,889	2,695,083
FNMA, 5.00%, 2/1/36	571,907	621,796
FNMA, 5.50%, 1/1/37	445,708	488,527
FNMA, 5.50%, 2/1/37	250,323	273,120
FNMA, 6.50%, 8/1/37	175,738	193,912
FNMA, 4.50%, 2/1/39	650,698	700,793
FNMA, 4.00%, 1/1/41	1,965,629	2,166,052
FNMA, 4.50%, 1/1/41	1,009,223	1,106,789
FNMA, 4.50%, 2/1/41	985,823	1,064,799
FNMA, 4.00%, 5/1/41	831,855	888,079
FNMA, 4.50%, 7/1/41	1,158,812	1,271,564
FNMA, 4.00%, 12/1/41	663,095	723,455
FNMA, 4.00%, 1/1/42	396,119	423,016
FNMA, 3.50%, 5/1/42	1,928,285	2,047,942
FNMA, 3.50%, 6/1/42	243,617	259,496
FNMA, 3.50%, 9/1/42	2,174,483	2,301,942
FNMA, 3.00%, 11/1/42	794,081	823,146
FNMA, 6.50%, 6/1/47	41,854	45,934
FNMA, 6.50%, 8/1/47	63,308	69,479
FNMA, 6.50%, 8/1/47	63,999	70,238
FNMA, 6.50%, 9/1/47	157,558	172,917
FNMA, 6.50%, 9/1/47	5,707	6,263
FNMA, 6.50%, 9/1/47	50,153	55,042
FNMA, 6.50%, 9/1/47	49,240	54,040
FNMA, 6.50%, 9/1/47	24,380	26,757
GNMA, 7.50%, 10/15/25	2,599	2,998
GNMA, 6.00%, 3/15/26	29,906	34,127
GNMA, 7.00%, 12/15/27	5,154	6,134
GNMA, 6.50%, 2/15/28	3,229	3,705
GNMA, 7.00%, 8/15/29	1,918	1,940
GNMA, 7.50%, 5/15/30	3,451	3,649
GNMA, 7.00%, 5/15/31	27,270	32,713
GNMA, 5.50%, 11/15/32	72,982	80,694
GNMA, 6.50%, 10/15/38	1,170,651	1,335,575
GNMA, 4.00%, 1/20/41	1,871,884	2,050,934
GNMA, 4.50%, 5/20/41	1,019,825	1,121,763
GNMA, 4.50%, 6/15/41	795,589	885,137

GNMA, 4.00%, 6/20/42	1,774,994	1,916,360

		30,341,982

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $31,419,505)		33,065,843

MUNICIPAL SECURITIES — 0.7%

Alameda County Industrial Development Authority Rev., Series 1997 A, (Plyproperties Project), VRDN, 0.14%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	450,000	450,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	30,000	34,412
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	50,000	67,403
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.13%, 3/1/13	500,000	500,000
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	95,000	129,970
Big Bear Lake Rev., Series 1993 A, (Southwest Gas Corp.), VRDN, 0.12%, 3/6/13 (LOC: Wells Fargo Bank N.A.)	500,000	500,000
California GO, (Building Bonds), 6.65%, 3/1/22	60,000	76,036
California GO, (Building Bonds), 7.30%, 10/1/39	45,000	63,265
California GO, (Building Bonds), 7.60%, 11/1/40	20,000	29,378
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.16%, 3/6/13 (LOC: JPMorgan Chase Bank N.A.)	450,000	450,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	85,000	84,568
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35	50,000	56,894
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.13%, 3/1/13 (LOC: Bayerische Landesbank)	500,000	500,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	50,000	68,159
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	35,000	43,083
Medford Hospital Facilities Authority Rev., (Rogue Valley Manor Project), VRDN, 0.13%, 3/1/13 (LOC: Bank of America N.A.)	500,000	500,000
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	75,000	98,020
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	40,000	53,328
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	70,000	102,890
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	30,000	42,688
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	30,000	39,796
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	80,000	92,567
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.20%, 3/6/13 (LOC: FNMA)	260,000	260,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	50,000	64,506
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	125,000	126,885
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	90,000	112,072
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	140,000	172,707

Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	45,000	52,220
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	62,661
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	55,000	67,413
State of Ohio Rev., Series 2012 B, 0.60%, 5/30/13	385,000	385,031
Tempe Industrial Development Authority Rev., Series 2004 B, (ASUF Brickyard LLC), VRDN, 0.21%, 3/7/13 (LOC: Bank of America N.A.)	500,000	500,000
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood),VRDN, 0.22%, 3/6/13 (LOC: Citibank N.A.)	400,000	400,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	24,047
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.13%, 3/7/13 (LOC: JPMorgan Chase Bank N.A.)	450,000	450,000
Wisconsin Health & Educational Facilities Authority Rev., (Milwaukee Institute of Art & Design), VRDN, 0.16%, 3/6/13 (LOC: Citibank N.A.)	425,000	425,000

TOTAL MUNICIPAL SECURITIES (Cost $6,748,599)		7,084,999

COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 0.5%

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	123,488	124,705
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 3/1/13	200,000	219,918
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 3/1/13	175,000	192,786
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(2)	175,000	177,935
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	130,000	135,049
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 3/1/13	100,000	110,417
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 3/1/13	300,000	311,606
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 3/1/13	43,860	43,973
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 3/1/13	250,000	264,872
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 3/1/13	100,000	106,107
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 3/1/13	375,000	393,241
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	340,000	364,146
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	600,000	642,018
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	175,000	185,351
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	202,113	207,862
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	400,000	411,856

LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.54%, 3/11/13	200,000	210,884
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 3/11/13	75,000	80,263
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 3/11/13	250,000	271,900
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 3/11/13	325,000	357,880
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	75,000	76,499
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	25,281	25,283
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	300,000	317,550
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	29,199	29,604
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	450,000	476,526

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,641,131)		5,738,231

COMMERCIAL PAPER(7) — 0.5%

Bank of Nova Scotia, 0.18%, 5/2/13	500,000	499,849
Catholic Health Initiatives, 0.21%, 6/4/13	500,000	499,680
Charta LLC, 0.25%, 4/2/13(2)	500,000	499,880
CRC Funding LLC, 0.25%, 4/2/13(2)	500,000	499,880
Crown Point Capital Co., 0.21%, 3/14/13(2)	500,000	499,963
Legacy Capital LLC, 0.21%, 3/1/13(2)	500,000	499,997
Lexington Parker Capital, 0.21%, 3/6/13(2)	500,000	499,979
Liberty Street Funding LLC, 0.16%, 3/6/13(2)	500,000	499,984
San Francisco City and County Public Utilities Commission Water Rev., 0.16%, 4/1/13	500,000	500,000
Toyota Motor Credit Corp., 0.27%, 3/13/13	500,000	499,985

TOTAL COMMERCIAL PAPER (Cost $4,999,237)		4,999,197

COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 0.4%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	84,808	87,818
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	313,820	245,732
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	96,213	98,675
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	125,000	131,786
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	73,425	74,112
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 3/1/13	155,106	155,418
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.36%, 3/1/13	105,126	105,904
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 3/1/13	222,401	229,906
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.06%, 3/1/13	82,069	81,498
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.93%, 3/1/13	226,593	222,135
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	102,883	108,734

PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.91%, 3/1/13	130,624	138,482
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 3/1/13	132,589	136,653
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	160,037	169,897
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	166,097	174,659
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	56,851	59,702
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	197,816	206,155
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 3/1/13	118,773	120,155
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.76%, 3/1/13	75,429	77,789
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.69%, 3/1/13	141,685	144,121
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	247,661	257,279
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	116,133	119,441
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	115,346	124,056
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.03%, 3/1/13	168,612	172,674

		3,442,781

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	568,244	632,031

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,005,271)		4,074,812

EXCHANGE-TRADED FUNDS — 0.4%

iShares Dow Jones U.S. Real Estate Index Fund	8,400	572,208
iShares MSCI EAFE Index Fund	11,683	679,717
iShares MSCI Emerging Markets Index Fund	6,329	273,476
iShares MSCI Japan Index Fund	39,360	401,865
iShares Russell 2000 Value Index Fund	269	21,754
iShares Russell Midcap Value Index Fund	32,758	1,798,742

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,496,384)		3,747,762

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%

BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	390,000	472,875
Brazilian Government International Bond, 5.625%, 1/7/41	80,000	96,400

		569,275

CANADA†
Hydro-Quebec, 8.40%, 1/15/22	37,000	52,984
Province of Ontario Canada, 5.45%, 4/27/16	100,000	114,991

Province of Ontario Canada, 1.60%, 9/21/16	60,000	61,843

		229,818

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	100,000	112,250

ITALY†
Italy Government International Bond, 6.875%, 9/27/23	40,000	46,540

MEXICO — 0.1%
Mexico Government International Bond, 5.625%, 1/15/17	70,000	81,130
Mexico Government International Bond, 5.95%, 3/19/19	200,000	243,800
Mexico Government International Bond, 5.125%, 1/15/20	70,000	82,670
Mexico Government International Bond, 6.05%, 1/11/40	110,000	138,050
Mexico Government International Bond, MTN, 4.75%, 3/8/44	30,000	31,575

		577,225

PERU†
Peruvian Government International Bond, 6.55%, 3/14/37	40,000	54,600
Peruvian Government International Bond, 5.625%, 11/18/50	60,000	72,210

		126,810

POLAND†
Poland Government International Bond, 5.125%, 4/21/21	70,000	81,200

SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16	100,000	108,821
Korea Development Bank (The), 3.25%, 3/9/16	80,000	85,265
Korea Development Bank (The), 4.00%, 9/9/16	70,000	76,715

		270,801

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	30,000	28,200

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,809,357)		2,042,119

CONVERTIBLE PREFERRED STOCKS†

HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%, 7/15/15	1,343	35,979

INSURANCE†
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	2,392	156,317

LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	228	22,900

TOBACCO†
Universal Corp., 6.75%	22	27,450

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $212,861)		242,646

U.S. GOVERNMENT AGENCY SECURITIES †

FHLMC, 2.375%, 1/13/22	80,000	83,293
FNMA, 6.625%, 11/15/30	100,000	149,400

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $230,594)		232,693

ASSET-BACKED SECURITIES(6)†

American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	64,213	67,263

UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	95,882	103,073

TOTAL ASSET-BACKED SECURITIES (Cost $167,918)		170,336

PREFERRED STOCKS†

CONSUMER FINANCE†
Ally Financial, Inc., 7.00%(2)	131	127,467

REAL ESTATE INVESTMENT TRUSTS (REITs)†
DuPont Fabros Technology, Inc., Series A, 7.875%	685	18,317
Inland Real Estate Corp., Series A, 8.125%	466	12,526
PS Business Parks, Inc., 6.45%	436	11,620

		42,463

TOTAL PREFERRED STOCKS (Cost $166,341)		169,930

TEMPORARY CASH INVESTMENTS — 1.1%

SSgA U.S. Government Money Market Fund (Cost $11,853,071)	11,853,071	11,853,071

TOTAL INVESTMENT SECURITIES — 97.6% (Cost $815,902,535)		1,025,568,433

OTHER ASSETS AND LIABILITIES — 2.4%		24,751,645

TOTAL NET ASSETS — 100.0%		$1,050,320,078

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
53,504	CAD for USD	UBS AG	3/28/13	51,852	(13)
7,244	CHF for USD	Credit Suisse AG	3/28/13	7,730	(28)
7,319	CHF for USD	Credit Suisse AG	3/28/13	7,811	(45)
27,032	EUR for USD	UBS AG	3/28/13	35,298	(47)

				102,691	(133)
(Value on Settlement Date $102,824)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
1,219,545	CAD for USD	UBS AG	3/28/13	1,181,880	9,803
294,934	CHF for USD	Credit Suisse AG	3/28/13	314,747	3,564
1,014,537	EUR for USD	UBS AG	3/28/13	1,324,756	24,426
549,600	EUR for USD	UBS AG	3/28/13	717,653	13,232
249,256	EUR for USD	UBS AG	3/28/13	325,472	6,001
710,374	GBP for USD	Credit Suisse AG	3/28/13	1,077,529	(4,993)

				4,942,037	52,033
(Value on Settlement Date $4,994,070)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
184	S&P 500 E-Mini	March 2013	13,922,360	(18,880)
50	S&P Mid Cap 400 E-Mini	March 2013	5,508,500	(4,813)

13	U.S. Treasury 30-Year Bonds	June 2013	1,869,156	(1,450)

			21,300,016	(25,143)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
BB-UBS	-	Barclays Bank PLC - UBS Real Estate Securities, Inc.
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EAFE	-	Europe, Australasia, and Far East
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MSCI	-	Morgan Stanley Capital International
MTN	-	Medium Term Note
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PHHMC	-	PHH Mortgage Corporation
PIK	-	Payment in Kind
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $18,784,616, which represented 1.8% of total net assets.

(3)	Security is in default.
(4)	When-issued security.
(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $100,117.

(6)	Final maturity date indicated, unless otherwise noted.
(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	582,481,334	—	—
Foreign Common Stocks	21,443,455	192,636,260	—
Corporate Bonds	—	85,186,442	—
U.S. Treasury Securities	—	70,399,303	—
U.S. Government Agency Mortgage-Backed Securities	—	33,065,843	—
Municipal Securities	—	7,084,999	—
Commercial Mortgage-Backed Securities	—	5,738,231	—
Commercial Paper	—	4,999,197	—
Collateralized Mortgage Obligations	—	4,074,812	—
Exchange-Traded Funds	3,747,762	—	—
Sovereign Governments and Agencies	—	2,042,119	—
Convertible Preferred Stocks	—	242,646	—
U.S. Government Agency Securities	—	232,693	—
Asset-Backed Securities	—	170,336	—
Preferred Stocks	—	169,930	—
Temporary Cash Investments	11,853,071	—	—

Total Value of Investment Securities	619,525,622	406,042,811	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	51,900	—
Futures Contracts	(25,143)	—	—

Total Unrealized Gain (Loss) on Other Financial Instruments	(25,143)	51,900	—

3. Federal Tax Information

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$834,247,645
Gross tax appreciation of investments	$196,925,837
Gross tax depreciation of investments	(5,605,049)
Net tax appreciation (depreciation) of investments	$191,320,788

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Conservative Fund

February 28, 2013

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 43.2%

AEROSPACE AND DEFENSE — 1.3%
AAR Corp.	430	7,555
Aerovironment, Inc.(1)	529	11,701
American Science & Engineering, Inc.	698	43,653
B/E Aerospace, Inc.(1)	2,892	152,148
Boeing Co. (The)	7,517	578,057
Curtiss-Wright Corp.	190	6,595
European Aeronautic Defence and Space Co. NV	4,952	253,302
General Dynamics Corp.	14,035	953,959
Honeywell International, Inc.	11,462	803,486
KEYW Holding Corp. (The)(1)	619	8,976
L-3 Communications Holdings, Inc.	641	48,889
Moog, Inc., Class A(1)	148	6,654
National Presto Industries, Inc.	65	4,939
Northrop Grumman Corp.	18,124	1,190,384
Orbital Sciences Corp.(1)	337	4,981
Precision Castparts Corp.	1,901	354,708
Raytheon Co.	19,396	1,058,440
Rockwell Collins, Inc.	3,685	221,505
Rolls-Royce Holdings plc	11,131	173,591
Teledyne Technologies, Inc.(1)	88	6,475
Textron, Inc.	21,291	614,245
TransDigm Group, Inc.	1,880	267,599
Triumph Group, Inc.	560	41,110
United Technologies Corp.	5,981	541,580
Zodiac Aerospace	1,118	125,789

		7,480,321

AIR FREIGHT AND LOGISTICS — 0.1%
United Parcel Service, Inc., Class B	5,987	494,825
UTi Worldwide, Inc.	585	8,910

		503,735

AIRLINES — 0.2%
Alaska Air Group, Inc.(1)	5,804	299,196
JetBlue Airways Corp.(1)	1,085	6,575
Ryanair Holdings plc ADR	5,799	224,189
Southwest Airlines Co.	48,198	563,917
Spirit Airlines, Inc.(1)	64	1,296

		1,095,173

AUTO COMPONENTS — 0.2%
American Axle & Manufacturing Holdings, Inc.(1)	3,610	45,666
Autoliv, Inc.	3,791	247,097
BorgWarner, Inc.(1)	5,332	396,754
Continental AG	1,338	157,057
Dana Holding Corp.	1,198	20,043
Delphi Automotive plc(1)	6,381	267,045

		1,133,662

AUTOMOBILES — 0.4%
Ford Motor Co.	55,850	704,268
Fuji Heavy Industries Ltd.	8,000	119,624
Harley-Davidson, Inc.	7,888	415,145
Isuzu Motors Ltd.	20,000	122,991
Thor Industries, Inc.	513	19,284
Toyota Motor Corp.	13,500	694,007
Winnebago Industries, Inc.(1)	1,799	34,865

		2,110,184

BEVERAGES — 0.7%
Anheuser-Busch InBev NV	5,152	482,671
Beam, Inc.	4,059	247,721
Boston Beer Co., Inc., Class A(1)	61	9,481
Brown-Forman Corp., Class B	1,372	90,031
Coca-Cola Amatil Ltd.	12,774	189,066
Coca-Cola Co. (The)	25,088	971,407
Dr Pepper Snapple Group, Inc.	9,159	399,516
Monster Beverage Corp.(1)	2,094	105,600
PepsiCo, Inc.	12,434	942,124
Pernod-Ricard SA	2,404	311,940
Treasury Wine Estates Ltd.	52,201	282,600

		4,032,157

BIOTECHNOLOGY — 0.7%
Acorda Therapeutics, Inc.(1)	359	10,680
Aegerion Pharmaceuticals, Inc.(1)	227	6,837
Alexion Pharmaceuticals, Inc.(1)	5,680	492,683
Alkermes plc(1)	922	20,017
Alnylam Pharmaceuticals, Inc.(1)	428	10,139
Amgen, Inc.	12,840	1,173,704
Arena Pharmaceuticals, Inc.(1)	1,604	13,458
Celgene Corp.(1)	1,618	166,945
Cepheid, Inc.(1)	502	18,288
CSL Ltd.	4,062	248,948
Cubist Pharmaceuticals, Inc.(1)	496	21,045
Dendreon Corp.(1)	1,472	8,523
Exact Sciences Corp.(1)	643	6,867
Exelixis, Inc.(1)	1,673	7,629
Gilead Sciences, Inc.(1)	14,659	626,086
Grifols SA(1)	13,557	482,926
Halozyme Therapeutics, Inc.(1)	888	4,848
ImmunoGen, Inc.(1)	606	9,193
Infinity Pharmaceuticals, Inc.(1)	213	8,795
Ironwood Pharmaceuticals, Inc.(1)	662	9,884
Isis Pharmaceuticals, Inc.(1)	939	13,803
Keryx Biopharmaceuticals, Inc.(1)	736	4,732
Neurocrine Biosciences, Inc.(1)	727	7,692
Onyx Pharmaceuticals, Inc.(1)	1,076	81,034
Opko Health, Inc.(1)	1,231	8,543
PDL BioPharma, Inc.	1,047	7,476
Pharmacyclics, Inc.(1)	393	34,498
Regeneron Pharmaceuticals, Inc.(1)	1,185	197,895
Rigel Pharmaceuticals, Inc.(1)	591	3,972

Seattle Genetics, Inc.(1)	737	20,739
Theravance, Inc.(1)	527	10,693
United Therapeutics Corp.(1)	2,757	164,896

		3,903,468

BUILDING PRODUCTS — 0.1%
American Woodmark Corp.(1)	479	15,376
Apogee Enterprises, Inc.	1,315	33,914
Builders FirstSource, Inc.(1)	5,869	35,507
Daikin Industries Ltd.	6,200	229,766
Fortune Brands Home & Security, Inc.(1)	10,714	370,169
Lennox International, Inc.	288	17,012
Quanex Building Products Corp.	441	8,780

		710,524

CAPITAL MARKETS — 1.1%
Affiliated Managers Group, Inc.(1)	2,810	410,906
Ameriprise Financial, Inc.	8,770	601,885
Apollo Investment Corp.	1,335	11,601
Ares Capital Corp.	96	1,777
Bank of New York Mellon Corp. (The)	13,710	372,089
BlackRock, Inc.	2,200	527,450
Calamos Asset Management, Inc., Class A	595	6,652
Charles Schwab Corp. (The)	20,416	331,556
Federated Investors, Inc. Class B	2,303	53,476
Fifth Street Finance Corp.	690	7,383
Franklin Resources, Inc.	1,984	280,240
Goldman Sachs Group, Inc. (The)	9,876	1,479,030
Hercules Technology Growth Capital, Inc.	516	6,465
Investment Technology Group, Inc.(1)	538	6,515
Janus Capital Group, Inc.	10,048	93,044
KKR & Co. LP	6,446	117,446
Morgan Stanley	8,470	190,999
Northern Trust Corp.	19,828	1,054,255
PennantPark Investment Corp.	1,676	19,442
Raymond James Financial, Inc.	2,590	113,649
SEI Investments Co.	1,114	31,493
Solar Capital Ltd.	523	12,814
State Street Corp.	2,820	159,584
Stifel Financial Corp.(1)	178	6,148
Triangle Capital Corp.	834	25,187
UBS AG	23,409	370,378
Waddell & Reed Financial, Inc.	129	5,292
Walter Investment Management Corp.(1)	401	18,414

		6,315,170

CHEMICALS — 1.2%
Agrium, Inc.	1,706	176,486
Airgas, Inc.	1,964	196,950
Akzo Nobel NV	4,591	293,276
BASF SE	2,859	269,417
Celanese Corp.	4,037	189,133
CF Industries Holdings, Inc.	2,011	403,869
Christian Hansen Holding A/S	10,625	384,138

Cytec Industries, Inc	2,325	168,307
E.I. du Pont de Nemours & Co.	9,137	437,662
Eastman Chemical Co.	4,504	314,064
Flotek Industries, Inc.(1)	605	8,494
FMC Corp.	4,545	273,882
H.B. Fuller Co.	564	23,051
Hawkins, Inc.	342	13,488
Huntsman Corp.	10,868	187,256
Innophos Holdings, Inc.	363	17,725
Intrepid Potash, Inc.	761	14,999
LyondellBasell Industries NV, Class A	12,129	711,002
Minerals Technologies, Inc.	258	10,382
Monsanto Co.	11,939	1,206,197
NewMarket Corp.	574	144,459
OM Group, Inc.(1)	205	5,031
PPG Industries, Inc.	1,490	200,643
Rentech Nitrogen Partners LP	384	15,744
Sensient Technologies Corp.	271	10,003
Sherwin-Williams Co. (The)	3,170	512,240
Shin-Etsu Chemical Co. Ltd.	4,600	282,878
Syngenta AG	855	363,145
Tredegar Corp.	590	14,443
Tronox Ltd. Class A	2,151	44,181
Umicore SA	1,844	92,181
W.R. Grace & Co.(1)	1,492	106,797

		7,091,523

COMMERCIAL BANKS — 2.0%
American National Bankshares, Inc.	767	15,516
Banco Bilbao Vizcaya Argentaria SA	27,261	264,474
BancorpSouth, Inc.	480	7,344
Bank of Ireland(1)	962,820	165,925
Bank of Montreal	2,857	177,791
Bank of Nova Scotia	3,758	223,858
BankUnited, Inc.	2,042	57,911
BNP Paribas SA	10,418	586,280
BOK Financial Corp.	183	10,876
Boston Private Financial Holdings, Inc.	1,599	14,599
Cathay General Bancorp.	1,848	36,018
City National Corp.	193	10,964
Comerica, Inc.	11,328	389,457
Commerce Bancshares, Inc.	13,611	518,443
Commonwealth Bank of Australia	7,930	544,894
Cullen/Frost Bankers, Inc.	3,966	240,181
CVB Financial Corp.	980	10,388
DBS Group Holdings Ltd.	16,000	195,220
DNB ASA	2,304	34,315
Erste Group Bank AG(1)	9,562	308,034
F.N.B. Corp.	766	8,702
First Financial Bankshares, Inc.	430	19,178
First Horizon National Corp.	1,487	15,807
First Interstate Bancsystem, Inc.	516	9,427
First Niagara Financial Group, Inc.	1,623	13,276
FirstMerit Corp.	418	6,320

Fulton Financial Corp.	998	11,327
Heritage Financial Corp.	961	13,310
Home Bancshares, Inc.	803	27,182
HSBC Holdings plc (Hong Kong)	59,087	654,059
IBERIABANK Corp.	476	23,895
KeyCorp	52,978	497,463
Lakeland Financial Corp.	449	11,099
Lloyds Banking Group plc(1)	581,360	480,399
MB Financial, Inc.	656	15,554
National Bankshares, Inc.	474	15,993
Old National Bancorp.	670	9,045
Pacific Continental Corp.	952	10,120
Park Sterling Corp.(1)	1,968	11,178
Pinnacle Financial Partners, Inc.(1)	860	18,671
PNC Financial Services Group, Inc.	20,769	1,295,778
Popular, Inc.(1)	870	24,290
Prosperity Bancshares, Inc.	333	15,365
Signature Bank(1)	394	29,262
Standard Chartered plc	18,882	514,463
Sumitomo Mitsui Financial Group, Inc.	5,400	216,140
SunTrust Banks, Inc.	14,694	405,408
Susquehanna Bancshares, Inc.	1,115	12,967
Swedbank AB A Shares	12,555	301,868
TCF Financial Corp.	655	9,000
Texas Capital Bancshares, Inc.(1)	596	25,187
Trico Bancshares	203	3,461
U.S. Bancorp	23,290	791,394
UniCredit SpA(1)	26,239	133,326
United Bankshares, Inc.	174	4,524
Washington Banking Co.	603	8,285
Wells Fargo & Co.	62,850	2,204,778
Westamerica Bancorp.	6,274	277,625

		11,957,614

COMMERCIAL SERVICES AND SUPPLIES — 0.6%
ADT Corp. (The)	7,406	354,673
Aggreko plc	7,482	192,506
Avery Dennison Corp.	2,910	118,873
Deluxe Corp.	1,860	73,805
G&K Services, Inc., Class A	774	32,253
HNI Corp.	266	8,395
Metalico, Inc.(1)	979	1,605
Republic Services, Inc.	39,856	1,253,073
Stericycle, Inc.(1)	2,794	268,000
Team, Inc.(1)	253	11,097
Tyco International Ltd.	32,119	1,028,129
US Ecology, Inc.	717	17,832
Waste Management, Inc.	4,899	182,831

		3,543,072

COMMUNICATIONS EQUIPMENT — 0.7%
Aruba Networks, Inc.(1)	1,222	30,452
Bel Fuse, Inc., Class B	581	9,679
Brocade Communications Systems, Inc.(1)	7,774	43,612

Cisco Systems, Inc.	119,056	2,482,318
Finisar Corp.(1)	924	13,537
Harris Corp.	1,851	88,978
InterDigital, Inc.	355	15,762
Ixia(1)	1,367	27,723
Palo Alto Networks, Inc.(1)	3,451	210,960
QUALCOMM, Inc.	9,910	650,393
Research In Motion Ltd.(1)	6,052	80,794
Riverbed Technology, Inc.(1)	11,835	180,839
Telefonaktiebolaget LM Ericsson B Shares	16,207	196,592
Telular Corp.	1,087	10,826

		4,042,465

COMPUTERS AND PERIPHERALS — 1.2%
Apple, Inc.	7,943	3,506,040
Electronics for Imaging, Inc.(1)	405	9,339
EMC Corp.(1)	45,969	1,057,747
Gemalto NV	3,250	295,909
NetApp, Inc.(1)	25,110	849,471
QLogic Corp.(1)	1,323	15,056
SanDisk Corp.(1)	4,122	207,708
Seagate Technology plc	11,302	363,472
Silicon Graphics International Corp.(1)	754	11,348
Western Digital Corp.	10,816	510,083

		6,826,173

CONSTRUCTION AND ENGINEERING — 0.1%
Chicago Bridge & Iron Co. NV New York Shares	2,227	119,345
EMCOR Group, Inc.	420	16,199
Granite Construction, Inc.	190	5,907
MasTec, Inc.(1)	3,211	96,619
Pike Electric Corp.	665	9,270
Quanta Services, Inc.(1)	11,887	337,591

		584,931

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	2,646	170,164
Headwaters, Inc.(1)	3,812	35,871
HeidelbergCement AG	2,443	168,467
James Hardie Industries SE	36,225	362,620
Martin Marietta Materials, Inc.	1,385	134,525
Texas Industries, Inc.(1)	2,226	129,220

		1,000,867

CONSUMER FINANCE — 0.2%
American Express Co.	8,840	549,406
Cash America International, Inc.	6,534	330,882
Discover Financial Services	5,289	203,785
Portfolio Recovery Associates, Inc.(1)	89	10,406

		1,094,479

CONTAINERS AND PACKAGING — 0.2%
Bemis Co., Inc.	7,526	281,021
Graphic Packaging Holding Co.(1)	2,648	19,648
Owens-Illinois, Inc.(1)	10,386	264,843

Packaging Corp. of America	2,248	93,921
Sealed Air Corp.	1,225	27,207
Silgan Holdings, Inc.	464	19,920
Sonoco Products Co.	7,578	240,753

		947,313

DISTRIBUTORS†
Core-Mark Holding Co., Inc.	141	6,757
LKQ Corp.(1)	5,060	107,222
Pool Corp.	595	27,203

		141,182

DIVERSIFIED CONSUMER SERVICES†
Coinstar, Inc.(1)	2,378	121,730
Grand Canyon Education, Inc.(1)	760	18,202
Sotheby's	516	19,727
Steiner Leisure, Ltd.(1)	454	21,406

		181,065

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Bank of America Corp.	45,867	515,086
Citigroup, Inc.	30,670	1,287,220
Compass Diversified Holdings	420	6,510
JPMorgan Chase & Co.	54,649	2,673,429
MarketAxess Holdings, Inc.	220	8,593
Moody's Corp.	1,778	85,451
ORIX Corp.	4,170	464,283
PHH Corp.(1)	685	14,392

		5,054,964

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
8x8, Inc.(1)	1,801	10,896
AT&T, Inc.	67,081	2,408,879
CenturyLink, Inc.	28,043	972,251
Iliad SA	823	157,517
Telenor ASA	21,922	471,991
tw telecom, inc., Class A(1)	17,947	454,418
Verizon Communications, Inc.	27,603	1,284,367

		5,760,319

ELECTRIC UTILITIES — 0.8%
American Electric Power Co., Inc.	7,400	346,246
El Paso Electric Co.	688	22,945
Empire District Electric Co. (The)	14,503	310,509
Exelon Corp.	6,980	216,310
Great Plains Energy, Inc.	31,779	693,736
IDACORP, Inc.	4,334	202,355
Northeast Utilities	4,989	207,093
NV Energy, Inc.	25,840	510,598
Pinnacle West Capital Corp.	6,100	341,234
Portland General Electric Co.	14,018	416,194
PPL Corp.	12,700	391,414
Westar Energy, Inc.	14,771	458,197

Xcel Energy, Inc.	29,184	837,581

		4,954,412

ELECTRICAL EQUIPMENT — 0.3%
ABB Ltd. ADR	12,504	284,091
Acuity Brands, Inc.	207	14,103
AMETEK, Inc.	3,219	134,651
Belden, Inc.	501	25,230
Brady Corp., Class A	3,257	110,901
Eaton Corp. plc	10,072	624,162
Emerson Electric Co.	4,353	246,815
Encore Wire Corp.	447	14,612
Franklin Electric Co., Inc.	269	17,504
Generac Holdings, Inc.	356	12,264
Rockwell Automation, Inc.	2,637	238,227
Schneider Electric SA	3,593	276,384

		1,998,944

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Audience, Inc.(1)	829	11,308
Avnet, Inc.(1)	2,734	96,538
Cognex Corp.	525	21,625
FARO Technologies, Inc.(1)	410	17,363
FLIR Systems, Inc.	1,232	32,451
Hitachi Ltd.	15,000	84,151
Ingram Micro, Inc. Class A(1)	1,182	22,293
Jabil Circuit, Inc.	932	17,456
Littelfuse, Inc.	574	37,982
Methode Electronics, Inc.	516	6,765
Molex, Inc., Class A	5,788	131,503
Murata Manufacturing Co. Ltd.	4,300	276,955
OSI Systems, Inc.(1)	323	18,614
Park Electrochemical Corp.	344	8,703
TE Connectivity Ltd.	8,966	359,806
Tech Data Corp.(1)	695	36,877
Trimble Navigation Ltd.(1)	7,930	471,280
TTM Technologies, Inc.(1)	1,565	12,833
Vishay Intertechnology, Inc.(1)	826	10,895

		1,675,398

ENERGY EQUIPMENT AND SERVICES — 0.6%
Atwood Oceanics, Inc.(1)	2,699	138,054
Baker Hughes, Inc.	11,240	503,777
Bristow Group, Inc.	492	28,664
Cal Dive International, Inc.(1)	3,662	6,628
Cameron International Corp.(1)	3,160	201,355
Core Laboratories NV	729	99,982
Dril-Quip, Inc.(1)	494	40,622
Gulfmark Offshore, Inc. Class A	279	9,966
Heckmann Corp.(1)	3,038	10,815
Helix Energy Solutions Group, Inc.(1)	4,551	106,539
Helmerich & Payne, Inc.	2,379	157,633
Hornbeck Offshore Services, Inc.(1)	1,045	44,413

Key Energy Services, Inc.(1)	1,507	12,930
Matrix Service Co.(1)	838	13,039
McDermott International, Inc.(1)	426	5,419
National Oilwell Varco, Inc.	8,490	578,424
Oceaneering International, Inc.	7,378	469,167
Patterson-UTI Energy, Inc.	3,350	78,189
Petroleum Geo-Services ASA	8,192	129,144
RigNet, Inc.(1)	249	4,885
Schlumberger Ltd.	10,231	796,483
Technip SA	2,193	237,520
Tetra Technologies, Inc.(1)	1,605	14,814

		3,688,462

FOOD AND STAPLES RETAILING — 1.1%
Andersons, Inc. (The)	473	23,215
Carrefour SA	9,679	263,848
Costco Wholesale Corp.	8,555	866,536
CVS Caremark Corp.	25,002	1,278,102
Distribuidora Internacional de Alimentacion SA	22,487	175,648
Jeronimo Martins SGPS SA	12,898	257,047
Kroger Co. (The)	15,560	454,508
Lawson, Inc.	2,000	148,668
SYSCO Corp.	12,092	388,879
United Natural Foods, Inc.(1)	336	17,008
Village Super Market, Inc., Class A	430	14,083
Wal-Mart Stores, Inc.	22,843	1,616,828
Weis Markets, Inc.	453	18,328
Wesfarmers Ltd.	5,330	223,381
Whole Foods Market, Inc.	7,178	614,580

		6,360,659

FOOD PRODUCTS — 0.7%
Annie's, Inc.(1)	1,478	62,017
Associated British Foods plc	6,373	179,054
Campbell Soup Co.	1,527	62,851
ConAgra Foods, Inc.	5,582	190,402
Dean Foods Co.(1)	21,828	362,345
Dole Food Co., Inc.(1)	733	8,210
General Mills, Inc.	12,181	563,371
Hain Celestial Group, Inc. (The)(1)	2,713	148,537
Hershey Co. (The)	1,108	92,341
Ingredion, Inc.	1,714	113,467
J&J Snack Foods Corp.	528	36,548
Kellogg Co.	2,360	142,780
Kraft Foods Group, Inc.	11,389	552,025
Mead Johnson Nutrition Co.	6,264	469,236
Mondelez International, Inc. Class A	10,890	301,109
Nestle SA	8,154	569,814
Post Holdings, Inc.(1)	541	20,915
Snyders-Lance, Inc.	438	10,845
TreeHouse Foods, Inc.(1)	278	16,232
Unilever plc	8,575	341,869

		4,243,968

GAS UTILITIES — 0.1%
AGL Resources, Inc.	12,708	507,812
Laclede Group, Inc. (The)	220	8,967
ONEOK, Inc.	3,024	136,050
Southwest Gas Corp.	344	15,583
WGL Holdings, Inc.	2,241	94,503

		762,915

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.4%
Abaxis, Inc.	213	9,035
Abbott Laboratories	25,959	877,155
Align Technology, Inc.(1)	569	17,889
Analogic Corp.	107	7,938
Arthrocare Corp.(1)	219	7,648
Becton, Dickinson and Co.	6,441	567,194
Boston Scientific Corp.(1)	28,825	213,017
CareFusion Corp.(1)	24,211	792,668
Cie Generale d'Optique Essilor International SA	2,744	283,191
Coloplast A/S B Shares	4,680	244,093
Conceptus, Inc.(1)	336	7,503
Cooper Cos., Inc. (The)	2,323	246,377
Covidien plc	1,987	126,314
Cyberonics, Inc.(1)	240	10,980
DENTSPLY International, Inc.	1,869	77,414
DexCom, Inc.(1)	605	9,033
Edwards Lifesciences Corp.(1)	1,226	105,350
Endologix, Inc.(1)	449	6,762
Haemonetics Corp.(1)	570	23,513
HeartWare International, Inc.(1)	127	10,848
ICU Medical, Inc.(1)	123	6,981
IDEXX Laboratories, Inc.(1)	2,894	266,595
Insulet Corp.(1)	424	9,570
Integra LifeSciences Holdings Corp.(1)	250	10,185
Masimo Corp.	468	9,290
Medtronic, Inc.	39,241	1,764,275
Meridian Bioscience, Inc.	420	8,904
Mettler-Toledo International, Inc.(1)	712	151,514
Neogen Corp.(1)	224	10,488
NxStage Medical, Inc.(1)	555	6,227
Orthofix International NV(1)	918	34,205
ResMed, Inc.	1,958	87,111
St. Jude Medical, Inc.	11,086	454,526
STERIS Corp.	8,596	335,244
Stryker Corp.	11,189	714,753
Sysmex Corp.	3,100	162,542
Utah Medical Products, Inc.	395	16,373
Volcano Corp.(1)	460	9,954
West Pharmaceutical Services, Inc.	200	12,084
Zimmer Holdings, Inc.	8,724	653,951

		8,368,694

HEALTH CARE PROVIDERS AND SERVICES — 0.7%
Acadia Healthcare Co., Inc.(1)	213	5,798
Accretive Health, Inc.(1)	427	4,091

Aetna, Inc.	9,380	442,642
Air Methods Corp.	317	14,198
AmerisourceBergen Corp.	6,285	296,652
Bio-Reference Labs, Inc.(1)	269	7,123
Catamaran Corp.(1)	10,760	577,919
Centene Corp.(1)	410	18,458
Chemed Corp.	164	12,659
CIGNA Corp.	3,171	185,377
Community Health Systems, Inc.	218	9,213
Emeritus Corp.(1)	314	8,946
Express Scripts Holding Co.(1)	8,048	458,012
Health Management Associates, Inc., Class A(1)	900	9,891
HealthSouth Corp.(1)	1,352	32,610
Humana, Inc.	4,304	293,791
IPC The Hospitalist Co., Inc.(1)	164	6,839
Landauer, Inc.	101	5,930
LifePoint Hospitals, Inc.(1)	10,522	463,915
Magellan Health Services, Inc.(1)	139	7,167
MWI Veterinary Supply, Inc.(1)	110	13,889
National Healthcare Corp.	260	12,056
Owens & Minor, Inc.	1,025	31,211
Patterson Cos., Inc.	8,864	322,118
Quest Diagnostics, Inc.	8,637	485,140
Team Health Holdings, Inc.(1)	283	9,478
VCA Antech, Inc.(1)	298	6,544
WellCare Health Plans, Inc.(1)	201	11,495
WellPoint, Inc.	7,700	478,786

		4,231,948

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	688	8,751
athenahealth, Inc.(1)	280	26,261
Cerner Corp.(1)	2,924	255,733
Computer Programs & Systems, Inc.	121	6,309
HMS Holdings Corp.(1)	686	19,887
Medidata Solutions, Inc.(1)	170	8,861
Quality Systems, Inc.	411	7,612

		333,414

HOTELS, RESTAURANTS AND LEISURE — 0.7%
AFC Enterprises, Inc.(1)	762	22,860
Bally Technologies, Inc.(1)	1,290	61,598
Bob Evans Farms, Inc.	141	5,739
Carnival Corp.	15,371	549,821
Carnival plc	4,551	171,083
CEC Entertainment, Inc.	8,339	252,255
Cedar Fair LP	831	31,445
Cracker Barrel Old Country Store, Inc.	1,421	106,973
Dunkin' Brands Group, Inc.	3,261	121,146
InterContinental Hotels Group plc	4,746	137,806
International Game Technology	25,898	412,814
International Speedway Corp., Class A	3,087	93,042
Las Vegas Sands Corp.	1,350	69,512
Life Time Fitness, Inc.(1)	309	13,021

Marriott International, Inc. Class A	7,222	284,908
McDonald's Corp.	5,697	546,342
Norwegian Cruise Line Holdings Ltd.(1)	3,646	112,953
Orient-Express Hotels Ltd. Class A(1)	1,207	12,468
Panera Bread Co., Class A(1)	697	112,182
Papa John's International, Inc.(1)	476	24,757
Red Robin Gourmet Burgers, Inc.(1)	259	11,106
Royal Caribbean Cruises Ltd.	2,656	92,615
Sands China Ltd.	46,400	221,064
Six Flags Entertainment Corp.	431	28,795
Starbucks Corp.	4,932	270,372
Vail Resorts, Inc.	218	12,042
Whitbread plc	4,711	180,314
WMS Industries, Inc.(1)	367	9,190
Wyndham Worldwide Corp.	1,300	78,312

		4,046,535

HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc.(1)	447	20,164
CSS Industries, Inc.	668	16,039
D.R. Horton, Inc.	5,900	131,570
Garmin Ltd.	9,496	326,093
Harman International Industries, Inc.	1,957	83,075
Helen of Troy Ltd.(1)	245	9,085
Lennar Corp., Class A	5,748	221,815
Libbey, Inc.(1)	594	10,900
M.D.C. Holdings, Inc.	1,289	49,536
M/I Homes, Inc.(1)	2,070	47,403
Mohawk Industries, Inc.(1)	2,563	271,729
Newell Rubbermaid, Inc.	17,610	411,018
PulteGroup, Inc.(1)	8,600	164,948
Standard Pacific Corp.(1)	5,517	44,908
Toll Brothers, Inc.(1)	6,777	231,231
TRI Pointe Homes, Inc.(1)	630	11,592
Tupperware Brands Corp.	196	15,333

		2,066,439

HOUSEHOLD PRODUCTS — 0.7%
Central Garden and Pet Co.(1)	977	8,529
Church & Dwight Co., Inc.	5,593	346,542
Clorox Co.	2,410	202,464
Colgate-Palmolive Co.	2,273	260,100
Energizer Holdings, Inc.	4,586	421,591
Kimberly-Clark Corp.	2,443	230,326
Procter & Gamble Co. (The)	25,510	1,943,352
Svenska Cellulosa AB B Shares	11,104	271,445
Unicharm Corp.	5,600	324,436

		4,008,785

INDUSTRIAL CONGLOMERATES — 0.7%
Danaher Corp.	13,726	845,522
General Electric Co.	119,030	2,763,877
Koninklijke Philips Electronics NV	10,682	302,904

Raven Industries, Inc.	588	16,599

		3,928,902

INSURANCE — 2.3%
ACE Ltd.	3,813	325,592
Aflac, Inc.	9,698	484,415
AIA Group Ltd.	76,600	331,858
Allied World Assurance Co. Holdings AG	3,020	265,186
Allstate Corp. (The)	27,844	1,281,381
Alterra Capital Holdings Ltd.	714	21,877
American Equity Investment Life Holding Co.	635	8,814
American International Group, Inc.(1)	17,241	655,330
Amtrust Financial Services, Inc.	280	9,310
Aon plc	4,598	280,892
Aspen Insurance Holdings Ltd.	428	15,348
Assurant, Inc.	758	31,828
Axis Capital Holdings Ltd.	10,547	429,579
Baldwin & Lyons, Inc., Class B	718	16,722
Berkshire Hathaway, Inc., Class B(1)	11,576	1,182,604
Chubb Corp. (The)	8,914	749,043
Cincinnati Financial Corp.	2,585	116,351
Hanover Insurance Group, Inc. (The)	233	9,944
HCC Insurance Holdings, Inc.	11,907	476,280
Hiscox Ltd.	36,266	287,191
Infinity Property & Casualty Corp.	470	26,409
Loews Corp.	8,860	381,955
Marsh & McLennan Cos., Inc.	10,498	389,896
MetLife, Inc.	32,913	1,166,437
Muenchener Rueckversicherungs AG	2,351	422,649
National Financial Partners Corp.(1)	451	8,867
Platinum Underwriters Holdings Ltd.	367	19,407
Primerica, Inc.	205	6,451
Principal Financial Group, Inc.	15,680	495,645
ProAssurance Corp.	524	24,570
Prudential Financial, Inc.	9,930	551,810
Reinsurance Group of America, Inc.	8,222	472,765
Symetra Financial Corp.	15,521	204,412
Torchmark Corp.	1,760	98,894
Travelers Cos., Inc. (The)	19,911	1,601,243
United Fire Group, Inc.	782	19,222
Unum Group	11,358	277,930
Zurich Financial Services AG	1,266	346,452

		13,494,559

INTERNET AND CATALOG RETAIL — 0.3%
Amazon.com, Inc.(1)	1,922	507,927
Expedia, Inc.	12,905	823,855
HSN, Inc.	506	27,071
priceline.com, Inc.(1)	299	205,586
Rakuten, Inc.	28,000	241,968

		1,806,407

INTERNET SOFTWARE AND SERVICES — 0.5%
Angie's List, Inc.(1)	1,037	17,691

Blucora, Inc.(1)	479	7,424
CoStar Group, Inc.(1)	318	32,035
eBay, Inc.(1)	9,839	537,997
Equinix, Inc.(1)	614	129,892
Google, Inc., Class A(1)	1,551	1,242,661
LinkedIn Corp., Class A(1)	1,544	259,670
Market Leader, Inc.(1)	1,254	9,330
NIC, Inc.	641	11,359
OpenTable, Inc.(1)	324	18,014
Perficient, Inc.(1)	592	6,855
Rackspace Hosting, Inc.(1)	3,291	183,835
Telecity Group plc	35,137	498,398
ValueClick, Inc.(1)	1,076	28,697
Web.com Group, Inc.(1)	1,660	28,353

		3,012,211

IT SERVICES — 0.6%
Accenture plc, Class A	3,276	243,603
Alliance Data Systems Corp.(1)	3,418	542,402
Cognizant Technology Solutions Corp., Class A(1)	1,772	136,037
Computer Task Group, Inc.(1)	510	10,149
Convergys Corp.	264	4,380
DST Systems, Inc.	607	41,227
FleetCor Technologies, Inc.(1)	409	28,552
Global Payments, Inc.	707	34,085
Heartland Payment Systems, Inc.	909	28,270
International Business Machines Corp.	8,216	1,650,019
MasterCard, Inc., Class A	1,151	596,011
MAXIMUS, Inc.	290	21,106
SAIC, Inc.	10,356	122,408
SYKES Enterprises, Inc.(1)	1,171	17,401
Teradata Corp.(1)	3,907	226,840
WEX, Inc.(1)	259	19,428

		3,721,918

LEISURE EQUIPMENT AND PRODUCTS — 0.1%
Brunswick Corp.	688	25,071
Hasbro, Inc.	8,089	323,722
Mattel, Inc.	4,220	171,965
Polaris Industries, Inc.	242	21,143

		541,901

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	7,199	298,614
Covance, Inc.(1)	1,720	114,535
Life Technologies Corp.(1)	5,098	296,347
Luminex Corp.(1)	426	7,191
PAREXEL International Corp.(1)	400	13,876
Waters Corp.(1)	1,845	171,068

		901,631

MACHINERY — 0.9%
Altra Holdings, Inc.	1,079	27,774
Barnes Group, Inc.	451	12,001
Briggs & Stratton Corp.	705	17,244

Caterpillar, Inc.	1,738	160,539
Chart Industries, Inc.(1)	1,659	120,377
CLARCOR, Inc.	266	13,563
Crane Co.	1,830	98,417
Deere & Co.	899	78,959
Dover Corp.	5,210	382,154
Dynamic Materials Corp.	1,087	18,370
FANUC Corp.	800	123,509
Flowserve Corp.	749	120,215
FreightCar America, Inc.	606	12,744
Gardner Denver, Inc.	93	6,602
IDEX Corp.	241	12,274
Ingersoll-Rand plc	4,767	250,983
ITT Corp.	11,304	297,634
John Bean Technologies Corp.	542	9,989
Joy Global, Inc.	1,458	92,350
Kaydon Corp.	10,901	272,634
Kennametal, Inc.	665	26,919
Kone Oyj	1,657	134,124
Kubota Corp.	31,000	374,248
Lincoln Electric Holdings, Inc.	1,759	98,592
Lindsay Corp.	439	37,513
Middleby Corp.(1)	360	53,752
Mitsubishi Heavy Industries Ltd.	31,000	171,906
Mueller Industries, Inc., Class A	147	7,817
Mueller Water Products, Inc. Class A	3,086	17,343
PACCAR, Inc.	6,720	318,730
Parker-Hannifin Corp.	7,502	708,789
SKF AB B Shares	8,053	198,106
Standex International Corp.	293	15,769
Titan International, Inc.	627	13,236
Trinity Industries, Inc.	3,670	158,691
Valmont Industries, Inc.	1,602	252,395
Volvo AB B Shares	23,802	356,990
WABCO Holdings, Inc.(1)	1,185	81,433
Woodward, Inc.	7,289	272,827

		5,427,512

MEDIA — 1.2%
Belo Corp. Class A	1,829	15,803
CBS Corp., Class B	16,750	726,782
Comcast Corp., Class A	50,479	2,008,559
Discovery Communications, Inc. Class A(1)	2,919	214,050
E.W. Scripps Co. (The), Class A(1)	1,387	14,993
Entercom Communications Corp., Class A(1)	2,454	18,430
Entravision Communications Corp., Class A	9,523	19,046
Kabel Deutschland Holding AG	4,159	360,700
Liberty Global, Inc. Class A(1)	4,049	278,936
LIN TV Corp., Class A(1)	1,453	16,521
Nexstar Broadcasting Group, Inc. Class A	902	13,404
Publicis Groupe SA	4,179	276,177
ReachLocal, Inc.(1)	381	4,774
Regal Entertainment Group Class A	1,353	21,202
Scripps Networks Interactive, Inc. Class A	5,006	315,628

SES SA	5,814	178,983
Sirius XM Radio, Inc.	53,266	165,125
Sky Deutschland AG(1)	33,333	213,325
Thomson Reuters Corp.	3,318	101,464
Time Warner Cable, Inc.	11,978	1,034,779
Time Warner, Inc.	15,130	804,462
Viacom, Inc., Class B	6,561	383,556

		7,186,699

METALS AND MINING — 0.5%
Antofagasta plc	7,387	122,486
BHP Billiton Ltd.	17,009	644,049
Carpenter Technology Corp.	1,355	63,997
Century Aluminum Co.(1)	1,141	9,253
Coeur d'Alene Mines Corp.(1)	6,587	125,219
Compass Minerals International, Inc.	405	29,857
Freeport-McMoRan Copper & Gold, Inc.	15,000	478,800
Haynes International, Inc.	256	13,184
Iluka Resources Ltd.	8,366	89,898
Kaiser Aluminum Corp.	67	4,103
Lonmin plc(1)	12,109	65,581
Newmont Mining Corp.	9,340	376,309
Nucor Corp.	13,841	623,537
Rio Tinto Ltd.	6,258	428,599
Schnitzer Steel Industries, Inc. Class A	640	18,310
Worthington Industries, Inc.	1,267	35,907

		3,129,089

MULTI-UTILITIES — 0.3%
Avista Corp.	768	20,114
DTE Energy Co.	1,697	113,360
NorthWestern Corp.	177	6,899
PG&E Corp.	22,731	969,250
Public Service Enterprise Group, Inc.	14,031	457,270
Wisconsin Energy Corp.	2,553	105,439

		1,672,332

MULTILINE RETAIL — 0.3%
Dillard's, Inc., Class A	2,212	176,252
Kohl's Corp.	4,590	211,599
Macy's, Inc.	10,070	413,877
Saks, Inc.(1)	776	8,847
Target Corp.	18,699	1,177,289

		1,987,864

OIL, GAS AND CONSUMABLE FUELS — 3.1%
Alliance Resource Partners LP	344	21,359
Alon USA Energy, Inc.	579	11,285
Alon USA Partners LP(1)	562	15,337
Apache Corp.	11,531	856,407
Berry Petroleum Co., Class A	196	8,971
BG Group plc	26,111	461,674
Bill Barrett Corp.(1)	325	5,866
Bonanza Creek Energy, Inc.(1)	401	13,566
Cabot Oil & Gas Corp.	5,641	349,573

Calumet Specialty Products Partners LP	1,471	56,428
Chevron Corp.	21,006	2,460,853
Concho Resources, Inc.(1)	1,869	168,135
ConocoPhillips	678	39,290
Delek US Holdings, Inc.	760	28,394
Devon Energy Corp.	6,716	364,410
ENI SpA	16,768	382,225
EOG Resources, Inc.	2,546	320,058
EQT Corp.	1,296	81,765
EQT Midstream Partners LP	404	15,328
Exxon Mobil Corp.	63,448	5,681,768
Global Partners LP	335	11,306
Gulfport Energy Corp.(1)	1,379	56,470
Hugoton Royalty Trust	1,304	10,380
Imperial Oil Ltd.	21,252	883,671
Kodiak Oil & Gas Corp.(1)	15,107	134,452
Marathon Petroleum Corp.	6,471	536,316
Murphy Oil Corp.	5,758	350,547
Noble Energy, Inc.	2,509	278,072
Oasis Petroleum, Inc.(1)	3,040	111,568
Occidental Petroleum Corp.	9,713	799,671
Pacific Coast Oil Trust	1,275	24,187
PBF Energy, Inc.(1)	756	31,563
Peabody Energy Corp.	4,766	102,755
Rosetta Resources, Inc.(1)	769	37,435
Royal Dutch Shell plc, Class A	16,890	555,237
Southwestern Energy Co.(1)	10,187	349,109
Spectra Energy Partners LP	4,137	152,738
Statoil ASA	18,234	453,253
Suncor Energy, Inc.	10,798	326,640
Tesoro Corp.	4,362	245,319
Tesoro Logistics LP	203	10,130
Total SA ADR	10,860	543,217
Vaalco Energy, Inc.(1)	1,201	9,740
Valero Energy Corp.	17,598	802,293
W&T Offshore, Inc.	223	3,314
Western Refining, Inc.	8,536	306,357

		18,468,432

PAPER AND FOREST PRODUCTS — 0.1%
Boise Cascade Co.(1)	332	8,997
Buckeye Technologies, Inc.	227	6,295
Clearwater Paper Corp.(1)	455	22,017
International Paper Co.	9,710	427,337
KapStone Paper and Packaging Corp.	1,657	44,143
Louisiana-Pacific Corp.(1)	957	20,068
Neenah Paper, Inc.	500	14,600
West Fraser Timber Co. Ltd.	1,356	111,767

		655,224

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,940	188,454
L'Oreal SA	1,728	258,424

Nu Skin Enterprises, Inc., Class A	6,448	265,657

		712,535

PHARMACEUTICALS — 2.5%
AbbVie, Inc.	18,050	666,406
Actavis, Inc.(1)	2,689	228,995
Akorn, Inc.(1)	470	6,486
Allergan, Inc.	2,101	227,790
Auxilium Pharmaceuticals, Inc.(1)	417	7,110
Bristol-Myers Squibb Co.	17,893	661,504
Eli Lilly & Co.	17,588	961,360
GlaxoSmithKline plc	6,642	146,710
Hospira, Inc.(1)	11,524	339,151
Impax Laboratories, Inc.(1)	1,043	20,683
Jazz Pharmaceuticals plc(1)	326	18,967
Johnson & Johnson	42,133	3,206,743
Medicines Co. (The)(1)	460	14,633
Merck & Co., Inc.	49,609	2,119,793
Nektar Therapeutics(1)	794	7,360
Novartis AG	5,613	381,167
Novo Nordisk A/S B Shares	2,605	454,945
Optimer Pharmaceuticals, Inc.(1)	508	6,157
Perrigo Co.	2,957	334,644
Pfizer, Inc.	111,478	3,051,153
Questcor Pharmaceuticals, Inc.	466	15,192
Roche Holding AG	2,720	623,049
Sanofi	8,028	760,707
Santarus, Inc.(1)	465	6,171
VIVUS, Inc.(1)	884	9,476
Zoetis, Inc.(1)	3,205	107,207

		14,383,559

PROFESSIONAL SERVICES — 0.2%
Adecco SA	3,280	187,044
Barrett Business Services, Inc.	531	23,194
Capita Group plc (The)	15,755	196,826
CDI Corp.	1,371	22,567
Dun & Bradstreet Corp.	5,083	409,690
Equifax, Inc.	1,383	76,231
Experian plc	12,606	209,216
Huron Consulting Group, Inc.(1)	460	18,027
Intertek Group plc	4,677	236,910
Kforce, Inc.	1,217	17,695
On Assignment, Inc.(1)	1,335	29,183

		1,426,583

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.3%
American Campus Communities, Inc.	5,638	254,838
American Tower Corp.	4,915	381,404
Annaly Capital Management, Inc.	15,119	234,193
Apartment Investment & Management Co., Class A	8,788	260,301
Apollo Commercial Real Estate Finance, Inc.	482	8,315
Associated Estates Realty Corp.	633	11,065
AvalonBay Communities, Inc.	3,073	383,603

BioMed Realty Trust, Inc.	859	18,142
Boston Properties, Inc.	4,833	502,052
Brandywine Realty Trust	1,046	14,382
BRE Properties, Inc.	1,900	92,359
Camden Property Trust	3,939	272,342
Campus Crest Communities, Inc.	1,507	18,898
Capstead Mortgage Corp.	669	8,389
CBL & Associates Properties, Inc.	2,692	61,216
Chimera Investment Corp.	3,263	9,724
Colony Financial, Inc.	542	12,005
CommonWealth REIT	1,977	49,919
Corrections Corp. of America	7,062	270,828
CreXus Investment Corp.	490	6,522
DCT Industrial Trust, Inc.	14,818	107,579
DDR Corp.	10,133	174,997
DiamondRock Hospitality Co.	4,984	44,557
Digital Realty Trust, Inc.	4,855	325,188
Douglas Emmett, Inc.	9,100	223,041
Duke Realty Corp.	12,177	196,780
Equity Lifestyle Properties, Inc.	153	11,275
Equity One, Inc.	5,800	136,358
Equity Residential	7,919	435,862
Essex Property Trust, Inc.	1,302	193,985
Extra Space Storage, Inc.	2,766	103,559
First Industrial Realty Trust, Inc.(1)	2,961	46,991
General Growth Properties, Inc.	8,774	167,934
Government Properties Income Trust	268	7,091
Hatteras Financial Corp.	296	7,900
HCP, Inc.	15,964	780,320
Health Care REIT, Inc.	5,758	369,318
Healthcare Realty Trust, Inc.	343	9,124
Hersha Hospitality Trust	3,618	20,297
Highwoods Properties, Inc.	621	22,666
Host Hotels & Resorts, Inc.	26,846	447,523
Hudson Pacific Properties, Inc.	2,656	59,946
Kilroy Realty Corp.	6,014	317,299
Kimco Realty Corp.	13,350	290,629
LaSalle Hotel Properties	5,921	150,334
Lexington Realty Trust	1,494	17,121
Macerich Co. (The)	4,364	262,320
Mack-Cali Realty Corp.	755	21,427
Medical Properties Trust, Inc.	445	6,461
MFA Financial, Inc.	967	8,587
National Retail Properties, Inc.	992	34,174
Newcastle Investment Corp.	21,186	236,436
Omega Healthcare Investors, Inc.	1,573	44,028
Pebblebrook Hotel Trust	4,543	108,623
PennyMac Mortgage Investment Trust	613	15,582
Piedmont Office Realty Trust, Inc., Class A	22,871	449,644
Post Properties, Inc.	2,900	138,446
ProLogis, Inc.	14,422	561,593
PS Business Parks, Inc.	208	15,390
Public Storage	3,100	468,751

RLJ Lodging Trust	825	17,647
Sabra Health Care REIT, Inc.	586	15,488
Simon Property Group, Inc.	10,196	1,619,737
SL Green Realty Corp.	1,798	146,753
Sovran Self Storage, Inc.	340	20,686
Summit Hotel Properties, Inc.	898	8,621
Sun Communities, Inc.	212	9,864
Sunstone Hotel Investors, Inc.(1)	15,836	179,422
Taubman Centers, Inc.	2,860	219,419
UDR, Inc.	8,915	212,712
Urstadt Biddle Properties, Inc., Class A	767	16,207
Ventas, Inc.	9,338	660,944
Vornado Realty Trust	4,709	377,709
Washington Real Estate Investment Trust	325	8,999
Weingarten Realty Investors	5,991	183,624

		13,607,465

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
CBRE Group, Inc.(1)	16,553	400,086
Daito Trust Construction Co. Ltd.	2,100	188,046
Forest City Enterprises, Inc. Class A(1)	4,400	70,576
Mitsubishi Estate Co. Ltd.	6,000	149,531
Realogy Holdings Corp.(1)	1,305	58,529

		866,768

ROAD AND RAIL — 0.4%
AMERCO, Inc.	47	7,083
Canadian National Railway Co.	2,656	269,553
Canadian Pacific Railway Ltd. New York Shares	3,506	426,049
Celadon Group, Inc.	821	16,362
Genesee & Wyoming, Inc. Class A(1)	2,294	205,359
Heartland Express, Inc.	26,939	365,562
Kansas City Southern	4,882	502,700
Marten Transport Ltd.	1,144	23,681
Saia, Inc.(1)	367	11,792
Union Pacific Corp.	5,752	788,657
Werner Enterprises, Inc.	381	8,771

		2,625,569

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.1%
Analog Devices, Inc.	3,437	155,421
Applied Materials, Inc.	97,012	1,329,064
ARM Holdings plc	32,149	465,769
ASML Holding NV	5,629	400,664
Avago Technologies Ltd.	3,936	134,690
Broadcom Corp., Class A	13,901	474,163
Cirrus Logic, Inc.(1)	634	15,241
Cypress Semiconductor Corp.	2,300	24,219
Diodes, Inc.(1)	2,074	41,335
Freescale Semiconductor Ltd.(1)	5,581	86,115
Infineon Technologies AG	14,510	124,289
Intel Corp.	28,425	592,661
Intersil Corp., Class A	2,242	19,035
KLA-Tencor Corp.	10,775	590,039

Linear Technology Corp.	7,285	278,578
M/A-COM Technology Solutions Holdings, Inc.(1)	794	12,863
Microchip Technology, Inc.	4,767	173,853
MKS Instruments, Inc.	903	24,507
Nanometrics, Inc.(1)	2,103	31,019
NXP Semiconductor NV(1)	4,117	133,061
ON Semiconductor Corp.(1)	1,914	15,312
Photronics, Inc.(1)	2,292	15,219
Power Integrations, Inc.	382	15,971
Semtech Corp.(1)	699	21,368
Skyworks Solutions, Inc.(1)	1,348	28,712
Spansion, Inc., Class A(1)	2,239	26,331
Teradyne, Inc.(1)	35,801	600,025
Texas Instruments, Inc.	10,885	374,118
Ultratech, Inc.(1)	812	33,276
Xilinx, Inc.	10,151	378,328

		6,615,246

SOFTWARE — 1.5%
Activision Blizzard, Inc.	3,850	55,055
Adobe Systems, Inc.(1)	11,764	462,325
Aspen Technology, Inc.(1)	1,113	34,236
Bottomline Technologies (de), Inc.(1)	583	15,817
CA, Inc.	11,327	277,398
Cadence Design Systems, Inc.(1)	12,552	177,736
Citrix Systems, Inc.(1)	3,854	273,249
CommVault Systems, Inc.(1)	3,609	266,886
Compuware Corp.(1)	1,312	15,232
Dassault Systemes SA	1,621	183,991
Electronic Arts, Inc.(1)	9,192	161,136
Interactive Intelligence, Inc.(1)	379	15,770
Mentor Graphics Corp.(1)	504	8,926
Microsoft Corp.	90,767	2,523,323
Monotype Imaging Holdings, Inc.	684	14,364
NetScout Systems, Inc.(1)	932	23,701
NetSuite, Inc.(1)	5,237	365,490
Oracle Corp.	67,141	2,300,251
PROS Holdings, Inc.(1)	504	13,134
PTC, Inc.(1)	635	14,694
QLIK Technologies, Inc.(1)	839	21,814
Salesforce.com, Inc.(1)	1,116	188,849
SAP AG	5,529	432,020
SolarWinds, Inc.(1)	339	19,140
Splunk, Inc.(1)	5,993	216,527
Symantec Corp.(1)	22,338	523,603
Synchronoss Technologies, Inc.(1)	320	9,654
Tangoe, Inc.(1)	912	12,467
Tyler Technologies, Inc.(1)	231	13,028
Ultimate Software Group, Inc.(1)	195	19,163
Websense, Inc.(1)	3,392	50,846

		8,709,825

SPECIALTY RETAIL — 1.3%
American Eagle Outfitters, Inc.	11,927	246,650

ANN, Inc.(1)	477	13,494
Asbury Automotive Group, Inc.(1)	709	23,936
Bed Bath & Beyond, Inc.(1)	3,327	188,807
Buckle, Inc. (The)	2,288	102,525
Cabela's, Inc.(1)	277	14,013
Chico's FAS, Inc.	5,828	98,960
Conn's, Inc.(1)	437	14,002
Destination Maternity Corp.	639	14,307
DSW, Inc., Class A	3,460	234,207
Fast Retailing Co. Ltd.	300	82,307
Foot Locker, Inc.	6,812	232,902
GameStop Corp., Class A	1,778	44,557
Gap, Inc. (The)	9,051	297,959
Genesco, Inc.(1)	378	22,181
GNC Holdings, Inc. Class A	11,213	459,733
Group 1 Automotive, Inc.	227	13,107
Haverty Furniture Cos., Inc.	364	6,679
Home Depot, Inc. (The)	13,758	942,423
Inditex SA	2,537	339,995
Lithia Motors, Inc., Class A	1,494	61,403
Lowe's Cos., Inc.	34,333	1,309,804
Lumber Liquidators Holdings, Inc.(1)	1,941	114,888
Men's Wearhouse, Inc. (The)	210	5,905
O'Reilly Automotive, Inc.(1)	2,294	233,392
Office Depot, Inc.(1)	2,028	8,173
OfficeMax, Inc.	531	6,356
Penske Automotive Group, Inc.	646	19,225
PetSmart, Inc.	10,614	691,078
Ross Stores, Inc.	3,565	206,627
Rue21, Inc.(1)	653	17,631
TJX Cos., Inc. (The)	11,532	518,594
Tractor Supply Co.	4,185	435,198
Ulta Salon Cosmetics & Fragrance, Inc.	1,967	174,198
Urban Outfitters, Inc.(1)	7,024	284,613

		7,479,829

TEXTILES, APPAREL AND LUXURY GOODS — 0.4%
adidas AG	2,279	207,679
Burberry Group plc	12,844	268,113
Carter's, Inc.(1)	211	11,902
Cie Financiere Richemont SA	3,590	288,602
Crocs, Inc.(1)	1,385	20,997
Culp, Inc.	991	15,569
G-III Apparel Group Ltd.(1)	455	16,607
Hanesbrands, Inc.(1)	2,329	92,322
Iconix Brand Group, Inc.(1)	1,057	24,966
Luxottica Group SpA	5,077	235,701
Michael Kors Holdings Ltd.(1)	4,403	261,010
Movado Group, Inc.	847	30,526
Prada SpA	40,100	396,574
PVH Corp.	4,006	488,131
True Religion Apparel, Inc.	401	10,703
Under Armour, Inc. Class A(1)	2,064	101,714
Vera Bradley, Inc.(1)	1,215	30,618

VF Corp.	618	99,659

		2,601,393

THRIFTS AND MORTGAGE FINANCE — 0.2%
Brookline Bancorp., Inc.	929	8,454
Capitol Federal Financial, Inc.	25,990	307,462
Flushing Financial Corp.	614	9,701
Ocwen Financial Corp.(1)	10,412	410,441
Oritani Financial Corp.	970	14,269
People's United Financial, Inc.	27,674	362,529
Provident Financial Services, Inc.	600	8,994
Rockville Financial, Inc.	702	9,028
Simplicity Bancorp, Inc.	452	6,888
ViewPoint Financial Group, Inc.	2,004	41,783
Washington Federal, Inc.	483	8,477

		1,188,026

TOBACCO — 0.4%
Altria Group, Inc.	11,636	390,388
British American Tobacco plc	5,882	306,470
Japan Tobacco, Inc.	10,100	318,724
Lorillard, Inc.	4,216	162,485
Philip Morris International, Inc.	11,311	1,037,784
Universal Corp.	5,650	315,213

		2,531,064

TRADING COMPANIES AND DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	496	21,531
Ashtead Group plc	29,498	230,462
Beacon Roofing Supply, Inc.(1)	727	26,826
DXP Enterprises, Inc.(1)	476	29,607
Edgen Group, Inc.(1)	653	5,237
Erickson Air-Crane, Inc.(1)	1,047	13,946
Fastenal Co.	3,295	170,121
H&E Equipment Services, Inc.	1,338	26,038
Kaman Corp.	419	14,623
Mitsubishi Corp.	11,200	222,212
Titan Machinery, Inc.(1)	887	25,058
United Rentals, Inc.(1)	6,523	348,393
Watsco, Inc.	230	17,910
Wolseley plc	6,980	329,001

		1,480,965

TRANSPORTATION INFRASTRUCTURE†
Koninklijke Vopak NV	3,436	247,216

WATER UTILITIES†
Artesian Resources Corp., Class A	487	10,836

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
KDDI Corp.	900	67,580
Rogers Communications, Inc., Class B	3,953	187,751

SBA Communications Corp., Class A(1)	10,715	762,051

		1,017,382

TOTAL COMMON STOCKS (Cost $190,501,483)		253,689,876

U.S. TREASURY SECURITIES — 19.0%

U.S. Treasury Bonds, 5.50%, 8/15/28	1,100,000	1,523,672
U.S. Treasury Bonds, 5.375%, 2/15/31	550,000	765,789
U.S. Treasury Bonds, 4.375%, 11/15/39	3,420,000	4,311,871
U.S. Treasury Bonds, 4.375%, 5/15/41	300,000	378,562
U.S. Treasury Bonds, 3.125%, 11/15/41	850,000	859,961
U.S. Treasury Bonds, 2.75%, 11/15/42	850,000	791,695
U.S. Treasury Bonds, 3.125%, 2/15/43	480,000	483,225
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	8,180,987	11,485,336
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	732,973	1,049,984
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	1,310,563	1,889,667
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	853,532	909,879
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	3,308,945	3,431,737
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	7,363,317	7,748,168
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	780,143	829,084
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	2,931,552	3,164,015
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	4,897,804	5,753,005
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	1,274,112	1,518,084
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	4,828,114	5,690,386
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	3,208,937	3,665,209
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,268,038	1,380,477
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,198,116	1,306,415
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,790,478	1,935,115
U.S. Treasury Notes, 0.75%, 8/15/13	1,300,000	1,303,860
U.S. Treasury Notes, 0.75%, 9/15/13	6,100,000	6,120,972
U.S. Treasury Notes, 0.75%, 12/15/13	2,000,000	2,009,376
U.S. Treasury Notes, 1.25%, 2/15/14	1,800,000	1,818,774
U.S. Treasury Notes, 1.25%, 3/15/14	3,260,000	3,296,421
U.S. Treasury Notes, 1.25%, 4/15/14	1,400,000	1,416,789
U.S. Treasury Notes, 1.75%, 7/31/15	900,000	931,640
U.S. Treasury Notes, 0.375%, 11/15/15	1,700,000	1,703,055
U.S. Treasury Notes, 1.375%, 11/30/15	1,500,000	1,543,242
U.S. Treasury Notes, 2.125%, 12/31/15	1,500,000	1,575,937
U.S. Treasury Notes, 0.375%, 1/15/16	5,400,000	5,407,171
U.S. Treasury Notes, 0.75%, 6/30/17	500,000	502,734
U.S. Treasury Notes, 0.75%, 10/31/17	2,250,000	2,255,976
U.S. Treasury Notes, 1.875%, 10/31/17	4,300,000	4,534,148
U.S. Treasury Notes, 0.75%, 12/31/17(2)	300,000	300,352
U.S. Treasury Notes, 0.75%, 2/28/18	300,000	299,836
U.S. Treasury Notes, 2.75%, 2/28/18	2,900,000	3,183,658
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	327,797
U.S. Treasury Notes, 1.375%, 11/30/18	1,450,000	1,485,570
U.S. Treasury Notes, 2.625%, 8/15/20	2,230,000	2,433,140
U.S. Treasury Notes, 2.125%, 8/15/21	2,300,000	2,398,109
U.S. Treasury Notes, 2.00%, 2/15/22	100,000	102,531
U.S. Treasury Notes, 1.625%, 8/15/22	200,000	196,828
U.S. Treasury Notes, 1.625%, 11/15/22	5,000,000	4,898,440
U.S. Treasury Notes, 2.00%, 2/15/23	500,000	505,312

TOTAL U.S. TREASURY SECURITIES (Cost $103,737,787)		111,423,004

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 9.5%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
FHLMC, VRN, 2.08%, 3/15/13	648,464	670,146
FHLMC, VRN, 2.57%, 3/15/13	157,877	165,293
FHLMC, VRN, 2.90%, 3/15/13	115,703	121,692
FHLMC, VRN, 3.28%, 3/15/13	186,997	197,207
FHLMC, VRN, 3.81%, 3/15/13	174,109	184,000
FHLMC, VRN, 4.04%, 3/15/13	293,719	312,865
FHLMC, VRN, 6.16%, 3/15/13	223,622	241,738
FHLMC, VRN, 5.43%, 3/15/13	407,147	436,035
FNMA, VRN, 5.42%, 3/25/13	508,456	548,677
FNMA, VRN, 2.72%, 3/25/13	384,322	401,029
FNMA, VRN, 3.34%, 3/25/13	224,940	236,939
FNMA, VRN, 3.35%, 3/25/13	229,499	242,965
FNMA, VRN, 3.85%, 3/25/13	325,673	345,229
FNMA, VRN, 3.93%, 3/25/13	269,144	285,261
FNMA, VRN, 3.95%, 3/25/13	122,398	130,046

		4,519,122

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.7%
FHLMC, 7.00%, 6/1/14	6,224	6,474
FHLMC, 6.50%, 6/1/16	20,545	21,945
FHLMC, 4.50%, 1/1/19	510,274	543,522
FHLMC, 5.00%, 1/1/21	735,690	800,408
FHLMC, 5.00%, 4/1/21	186,813	200,854
FHLMC, 8.00%, 7/1/30	7,061	8,749
FHLMC, 6.50%, 5/1/31	15,622	18,113
FHLMC, 5.50%, 12/1/33	310,451	347,747
FHLMC, 5.50%, 1/1/38	982,897	1,069,339
FHLMC, 6.00%, 2/1/38	899,871	984,636
FHLMC, 6.00%, 11/1/38	851,848	932,089
FHLMC, 4.00%, 4/1/41	1,017,659	1,117,972
FHLMC, 6.50%, 7/1/47	26,920	29,713
FNMA, 6.00%, 4/1/14	3,564	3,597
FNMA, 7.50%, 6/1/15	751	760
FNMA, 4.50%, 5/1/19	241,654	260,647
FNMA, 4.50%, 5/1/19	317,231	342,164
FNMA, 5.00%, 9/1/20	547,730	593,623
FNMA, 7.00%, 6/1/26	708	839
FNMA, 7.50%, 3/1/27	7,627	8,334
FNMA, 6.50%, 6/1/29	13,370	15,719
FNMA, 7.00%, 7/1/29	10,875	12,990
FNMA, 7.00%, 3/1/30	13,878	16,577
FNMA, 7.50%, 9/1/30	8,387	10,244
FNMA, 6.50%, 9/1/31	50,832	59,878
FNMA, 7.00%, 9/1/31	16,438	19,619
FNMA, 6.50%, 1/1/32	25,534	30,125
FNMA, 5.50%, 6/1/33	272,729	302,058

FNMA, 5.50%, 8/1/33	1,230,622	1,353,849
FNMA, 5.50%, 9/1/33	314,906	354,213
FNMA, 5.00%, 11/1/33	1,177,207	1,282,210
FNMA, 5.50%, 1/1/34	936,600	1,031,239
FNMA, 4.50%, 9/1/35	756,795	816,004
FNMA, 5.00%, 2/1/36	1,248,659	1,357,583
FNMA, 5.50%, 4/1/36	237,622	260,451
FNMA, 5.00%, 10/1/36	175,218	189,752
FNMA, 5.50%, 12/1/36	603,814	658,804
FNMA, 5.50%, 1/1/37	1,604,548	1,758,699
FNMA, 5.50%, 2/1/37	376,208	410,470
FNMA, 6.50%, 8/1/37	282,189	311,372
FNMA, 4.00%, 1/1/41	1,478,609	1,629,374
FNMA, 4.50%, 1/1/41	1,614,757	1,770,862
FNMA, 4.50%, 2/1/41	1,380,152	1,490,718
FNMA, 4.00%, 5/1/41	1,996,451	2,131,390
FNMA, 4.50%, 7/1/41	998,976	1,096,176
FNMA, 4.50%, 9/1/41	839,795	919,144
FNMA, 4.00%, 12/1/41	1,547,223	1,688,061
FNMA, 4.00%, 1/1/42	1,011,835	1,090,659
FNMA, 4.00%, 1/1/42	1,188,356	1,269,047
FNMA, 3.50%, 5/1/42	2,410,356	2,559,927
FNMA, 3.50%, 6/1/42	974,468	1,037,982
FNMA, 3.50%, 9/1/42	1,932,874	2,046,171
FNMA, 3.00%, 11/1/42	1,737,052	1,800,631
FNMA, 6.50%, 6/1/47	67,207	73,759
FNMA, 6.50%, 8/1/47	101,656	111,565
FNMA, 6.50%, 8/1/47	102,766	112,783
FNMA, 6.50%, 9/1/47	252,997	277,658
FNMA, 6.50%, 9/1/47	9,163	10,057
FNMA, 6.50%, 9/1/47	80,533	88,383
FNMA, 6.50%, 9/1/47	79,066	86,774
FNMA, 6.50%, 9/1/47	39,148	42,964
GNMA, 7.00%, 1/15/24	3,771	4,422
GNMA, 8.00%, 7/15/24	5,864	6,467
GNMA, 8.00%, 9/15/24	4,718	5,445
GNMA, 9.00%, 4/20/25	1,954	2,413
GNMA, 7.00%, 9/15/25	9,747	11,493
GNMA, 7.50%, 10/15/25	9,528	10,994
GNMA, 7.50%, 2/15/26	15,606	18,749
GNMA, 6.00%, 4/15/26	2,863	3,253
GNMA, 8.25%, 7/15/26	36,224	38,263
GNMA, 7.00%, 12/15/27	24,051	28,626
GNMA, 6.50%, 2/15/28	10,528	12,242
GNMA, 6.50%, 2/15/28	1,426	1,673
GNMA, 6.50%, 3/15/28	11,393	13,374
GNMA, 6.50%, 4/15/28	2,188	2,537
GNMA, 6.00%, 10/15/28	34,562	39,332
GNMA, 7.00%, 5/15/31	15,583	18,693
GNMA, 5.50%, 11/15/32	145,963	161,389
GNMA, 6.50%, 10/15/38	1,941,197	2,214,676
GNMA, 4.00%, 1/20/41	2,250,004	2,465,223
GNMA, 4.50%, 5/20/41	1,563,732	1,720,036

GNMA, 4.50%, 6/15/41	548,072	609,761
GNMA, 4.00%, 12/15/41	2,948,823	3,209,511
GNMA, 3.50%, 6/20/42	944,270	1,013,098
GNMA, 3.50%, 7/20/42	713,773	765,801

		51,254,937

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $52,961,540)		55,774,059

CORPORATE BONDS — 8.5%

AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19	100,000	114,364
Lockheed Martin Corp., 4.25%, 11/15/19	120,000	135,439
Raytheon Co., 2.50%, 12/15/22	100,000	98,213
United Technologies Corp., 3.10%, 6/1/22	50,000	52,422
United Technologies Corp., 5.70%, 4/15/40	150,000	188,734
United Technologies Corp., 4.50%, 6/1/42	90,000	97,206

		686,378

AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.375%, 3/18/13(4)	170,000	170,125
American Honda Finance Corp., 2.50%, 9/21/15(4)	210,000	218,687
American Honda Finance Corp., 1.50%, 9/11/17(4)	40,000	40,396
Daimler Finance North America LLC, 1.30%, 7/31/15(4)	140,000	140,851
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	170,000	177,437
Ford Motor Co., 4.75%, 1/15/43	30,000	28,652
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	240,000	274,266

		1,050,414

BEVERAGES — 0.3%
Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	30,000	29,429
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	370,000	490,134
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	160,000	157,249
Brown-Forman Corp., 3.75%, 1/15/43	30,000	29,410
Coca-Cola Co. (The), 1.80%, 9/1/16	140,000	145,097
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	50,000	52,860
PepsiCo, Inc., 2.75%, 3/1/23	80,000	80,285
PepsiCo, Inc., 4.875%, 11/1/40	50,000	56,994
PepsiCo, Inc., 3.60%, 8/13/42	100,000	93,098
Pernod-Ricard SA, 2.95%, 1/15/17(4)	170,000	179,579
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	300,000	313,249
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)	150,000	160,636
United Technologies Corp., 6.05%, 6/1/36	41,000	52,679

		1,840,699

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	180,000	186,086
Amgen, Inc., 4.10%, 6/15/21	70,000	77,408
Amgen, Inc., 3.625%, 5/15/22	20,000	21,332
Amgen, Inc., 6.40%, 2/1/39	30,000	38,065
Amgen, Inc., 5.375%, 5/15/43	50,000	57,026
Celgene Corp., 3.25%, 8/15/22	80,000	80,851

Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	123,843

			584,611

CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		290,000	349,404
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17		70,000	75,456
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		170,000	181,015
Jefferies Group, Inc., 5.125%, 4/13/18		90,000	97,650

			703,525

CHEMICALS — 0.2%
Dow Chemical Co. (The), 5.90%, 2/15/15		180,000	197,665
Dow Chemical Co. (The), 2.50%, 2/15/16		100,000	104,383
Dow Chemical Co. (The), 4.25%, 11/15/20		60,000	66,140
Eastman Chemical Co., 2.40%, 6/1/17		80,000	83,435
Eastman Chemical Co., 3.60%, 8/15/22		170,000	177,186
Ecolab, Inc., 4.35%, 12/8/21		180,000	200,362
EI du Pont de Nemours & Co., 4.15%, 2/15/43		30,000	30,988

			860,159

COMMERCIAL BANKS — 0.8%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22	GBP	100,000	178,403
Bank of America N.A., 5.30%, 3/15/17		$810,000	908,801
Bank of Nova Scotia, 2.55%, 1/12/17		140,000	147,127
BB&T Corp., 5.70%, 4/30/14		80,000	84,782
BB&T Corp., 3.20%, 3/15/16		160,000	171,013
Capital One Financial Corp., 2.15%, 3/23/15		100,000	102,280
Capital One Financial Corp., 1.00%, 11/6/15		60,000	59,822
Capital One Financial Corp., 4.75%, 7/15/21		70,000	79,836
Co-Operative Bank plc, 4.75%, 11/11/21	GBP	100,000	175,520
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	211,184
Fifth Third Bancorp, 6.25%, 5/1/13		$130,000	131,262
HSBC Bank plc, 3.50%, 6/28/15(4)		120,000	127,233
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		250,000	285,904
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16		230,000	240,508
Kreditanstalt fuer Wiederaufbau, MTN, 4.625%, 1/4/23	EUR	140,000	230,597
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		$120,000	131,151
SunTrust Bank, 7.25%, 3/15/18		130,000	162,109
SunTrust Banks, Inc., 3.60%, 4/15/16		40,000	42,883
Toronto-Dominion Bank (The), 2.375%, 10/19/16		170,000	178,474
U.S. Bancorp., 3.44%, 2/1/16		100,000	105,732
U.S. Bancorp., MTN, 3.00%, 3/15/22		70,000	72,341
U.S. Bancorp., MTN, 2.95%, 7/15/22		40,000	39,970
Wachovia Bank N.A., 4.80%, 11/1/14		299,000	319,331
Wells Fargo & Co., 3.68%, 6/15/16		120,000	130,246
Wells Fargo & Co., 2.10%, 5/8/17		240,000	248,232
Wells Fargo & Co., 4.60%, 4/1/21		70,000	80,084

			4,644,825

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18		50,000	55,135
Republic Services, Inc., 3.55%, 6/1/22		70,000	73,148
Waste Management, Inc., 6.125%, 11/30/39		150,000	185,482

			313,765

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39		220,000	279,530

COMPUTERS AND PERIPHERALS†
Hewlett-Packard Co., 2.60%, 9/15/17		230,000	230,547

CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22		90,000	92,420

CONSUMER FINANCE — 0.2%
American Express Centurion Bank, 6.00%, 9/13/17		250,000	299,324
American Express Credit Corp., MTN, 2.75%, 9/15/15		200,000	209,314
Equifax, Inc., 3.30%, 12/15/22		100,000	98,279
PNC Bank N.A., 6.00%, 12/7/17		340,000	406,611

			1,013,528

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17		35,000	35,541
Catholic Health Initiatives, 2.95%, 11/1/22		65,000	65,478
Johns Hopkins University, 4.08%, 7/1/53		30,000	31,387

			132,406

DIVERSIFIED FINANCIAL SERVICES — 1.8%
Bank of America Corp., 4.50%, 4/1/15		60,000	63,845
Bank of America Corp., 3.75%, 7/12/16		110,000	117,797
Bank of America Corp., 6.50%, 8/1/16		230,000	265,623
Bank of America Corp., 5.75%, 12/1/17		210,000	243,326
Bank of America Corp., 5.70%, 1/24/22		100,000	118,528
Citigroup, Inc., 6.01%, 1/15/15		330,000	358,466
Citigroup, Inc., 4.75%, 5/19/15		70,000	75,164
Citigroup, Inc., 4.45%, 1/10/17		50,000	55,268
Citigroup, Inc., 5.50%, 2/15/17		100,000	112,425
Citigroup, Inc., 6.125%, 11/21/17		390,000	461,895
Citigroup, Inc., 4.50%, 1/14/22		130,000	144,970
Citigroup, Inc., 4.05%, 7/30/22		50,000	52,028
Deutsche Bank AG (London), 3.875%, 8/18/14		220,000	229,839
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	150,000	238,026
General Electric Capital Corp., 3.75%, 11/14/14		$250,000	263,177
General Electric Capital Corp., 2.25%, 11/9/15		170,000	176,273
General Electric Capital Corp., 5.625%, 9/15/17		375,000	442,215
General Electric Capital Corp., 2.10%, 12/11/19		30,000	30,621
General Electric Capital Corp., 4.375%, 9/16/20		350,000	392,517
General Electric Capital Corp., 5.30%, 2/11/21		40,000	46,119
General Electric Capital Corp., MTN, 2.30%, 4/27/17		270,000	280,037
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15		30,000	31,384
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18		80,000	93,682
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		90,000	91,292
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		560,000	658,345
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		90,000	102,394
Gulf Gate Apartments, VRN, 0.20%, 3/7/13(4)		3,000,000	3,000,000
HSBC Holdings plc, 5.10%, 4/5/21		90,000	105,028
HSBC Holdings plc, 4.00%, 3/30/22		280,000	302,107
JPMorgan Chase & Co., 6.00%, 1/15/18		830,000	993,078
Morgan Stanley, 4.75%, 3/22/17		90,000	99,524
Morgan Stanley, 6.625%, 4/1/18		230,000	274,033
Morgan Stanley, 5.625%, 9/23/19		200,000	231,727

Morgan Stanley, 5.75%, 1/25/21	70,000	81,301
UBS AG (Stamford Branch), 5.875%, 12/20/17	186,000	222,969

		10,455,023

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 6.55%, 2/15/39	245,000	309,034
AT&T, Inc., 4.30%, 12/15/42(4)	130,000	123,078
British Telecommunications plc, 5.95%, 1/15/18	230,000	274,893
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	120,000	129,514
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	30,000	30,843
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	150,000	186,019
France Telecom SA, 4.375%, 7/8/14	360,000	376,924
Telefonica Emisiones SAU, 5.88%, 7/15/19	130,000	142,006
Verizon Communications, Inc., 3.50%, 11/1/21	100,000	105,353

		1,677,664

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	90,000	95,716
Ensco plc, 4.70%, 3/15/21	90,000	100,918
Transocean, Inc., 2.50%, 10/15/17	70,000	70,964
Transocean, Inc., 6.50%, 11/15/20	80,000	93,422
Weatherford International Ltd., 9.625%, 3/1/19	100,000	131,416

		492,436

FOOD AND STAPLES RETAILING — 0.1%
CVS Caremark Corp., 2.75%, 12/1/22	140,000	139,179
Kroger Co. (The), 6.40%, 8/15/17	180,000	215,433
Safeway, Inc., 4.75%, 12/1/21	50,000	52,144
Wal-Mart Stores, Inc., 5.875%, 4/5/27	57,000	75,407
Wal-Mart Stores, Inc., 5.625%, 4/1/40	220,000	277,457
Walgreen Co., 1.80%, 9/15/17	60,000	60,933

		820,553

FOOD PRODUCTS — 0.2%
General Mills, Inc., 3.15%, 12/15/21	90,000	94,545
General Mills, Inc., 4.15%, 2/15/43	60,000	60,497
Kellogg Co., 4.45%, 5/30/16	290,000	320,593
Kraft Foods Group, Inc., 6.125%, 8/23/18	73,000	89,350
Kraft Foods Group, Inc., 5.00%, 6/4/42	90,000	98,657
Mead Johnson Nutrition Co., 3.50%, 11/1/14	150,000	156,108
Mondelez International, Inc., 6.125%, 2/1/18	27,000	32,594
Mondelez International, Inc., 6.50%, 2/9/40	100,000	131,391

		983,735

GAS UTILITIES — 0.4%
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	155,462
Energy Transfer Partners LP, 5.20%, 2/1/22	50,000	56,305
Energy Transfer Partners LP, 6.50%, 2/1/42	80,000	92,691
Enterprise Products Operating LLC, 6.30%, 9/15/17	230,000	277,770
Enterprise Products Operating LLC, 5.95%, 2/1/41	100,000	117,559
Enterprise Products Operating LLC, 4.45%, 2/15/43	70,000	68,289
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	290,000	364,505
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	160,000	194,189
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	123,520
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	60,000	64,621

Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22		90,000	95,095
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		130,000	130,222
TransCanada PipeLines Ltd., 2.50%, 8/1/22		150,000	147,288
Williams Cos., Inc. (The), 3.70%, 1/15/23		80,000	79,870
Williams Partners LP, 4.125%, 11/15/20		160,000	172,748

			2,140,134

HEALTH CARE EQUIPMENT AND SUPPLIES†
Covidien International Finance SA, 3.20%, 6/15/22		50,000	52,336

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Aetna, Inc., 2.75%, 11/15/22		90,000	88,050
Express Scripts Holding Co., 2.65%, 2/15/17		260,000	271,979
Express Scripts, Inc., 7.25%, 6/15/19		340,000	435,003
Mayo Clinic Rochester, 3.77%, 11/15/43		45,000	43,411
NYU Hospitals Center, 4.43%, 7/1/42		70,000	68,278
UnitedHealth Group, Inc., 4.25%, 3/15/43		80,000	79,313
WellPoint, Inc., 3.30%, 1/15/23		40,000	40,570
WellPoint, Inc., 5.80%, 8/15/40		60,000	70,833

			1,097,437

INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17		320,000	375,742
General Electric Co., 2.70%, 10/9/22		190,000	190,013
General Electric Co., 4.125%, 10/9/42		60,000	60,244

			625,999

INSURANCE — 0.4%
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	150,000	231,727
Allstate Corp. (The), 7.45%, 5/16/19		$70,000	92,014
Allstate Corp. (The), 5.20%, 1/15/42		70,000	82,545
American International Group, Inc., 3.65%, 1/15/14		60,000	61,579
American International Group, Inc., 5.85%, 1/16/18		170,000	200,454
American International Group, Inc., 6.40%, 12/15/20		150,000	186,917
American International Group, Inc., 4.875%, 6/1/22		90,000	102,287
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		120,000	135,092
Berkshire Hathaway, Inc., 3.00%, 5/15/22		70,000	71,589
Berkshire Hathaway, Inc., 4.50%, 2/11/43		50,000	50,568
Genworth Financial, Inc., 7.20%, 2/15/21		50,000	57,454
Hartford Financial Services Group, Inc., 6.30%, 3/15/18		90,000	108,213
Hartford Financial Services Group, Inc., 5.125%, 4/15/22		50,000	57,728
Hartford Financial Services Group, Inc., 5.95%, 10/15/36		30,000	35,213
Liberty Mutual Group, Inc., 6.50%, 5/1/42(4)		50,000	56,970
Lincoln National Corp., 6.25%, 2/15/20		180,000	218,790
Markel Corp., 4.90%, 7/1/22		70,000	77,388
MetLife, Inc., 6.75%, 6/1/16		190,000	224,388
MetLife, Inc., 4.125%, 8/13/42		70,000	66,827
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)		100,000	100,006
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	51,197
Prudential Financial, Inc., 7.375%, 6/15/19		90,000	115,557
Prudential Financial, Inc., 5.375%, 6/21/20		100,000	118,115
Prudential Financial, Inc., 5.625%, 5/12/41		60,000	68,606

			2,571,224

IT SERVICES — 0.1%
International Business Machines Corp., 1.95%, 7/22/16	320,000	332,673

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	160,000	166,155

MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	160,000	163,540
Deere & Co., 5.375%, 10/16/29	250,000	311,147

		474,687

MEDIA — 0.6%
CBS Corp., 4.85%, 7/1/42	80,000	78,995
CC Holdings GS V LLC, 3.85%, 4/15/23(4)	40,000	40,300
Comcast Corp., 5.90%, 3/15/16	422,000	483,640
Comcast Corp., 6.50%, 11/15/35	70,000	90,234
Comcast Corp., 6.40%, 5/15/38	30,000	38,585
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	170,000	180,268
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	200,000	218,868
Discovery Communications LLC, 5.625%, 8/15/19	130,000	154,944
NBCUniversal Media LLC, 5.15%, 4/30/20	80,000	95,136
NBCUniversal Media LLC, 4.375%, 4/1/21	440,000	496,565
News America, Inc., 6.90%, 8/15/39	170,000	220,061
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	30,624
Qwest Corp., 7.50%, 10/1/14	130,000	141,938
Time Warner Cable, Inc., 6.75%, 7/1/18	240,000	294,228
Time Warner Cable, Inc., 4.50%, 9/15/42	30,000	27,434
Time Warner, Inc., 3.15%, 7/15/15	170,000	179,271
Time Warner, Inc., 7.70%, 5/1/32	220,000	303,386
Viacom, Inc., 4.375%, 9/15/14	120,000	126,665
Viacom, Inc., 4.50%, 3/1/21	90,000	100,550
Viacom, Inc., 3.125%, 6/15/22	80,000	80,421
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	100,000	98,207

		3,480,320

METALS AND MINING — 0.1%
Barrick North America Finance LLC, 4.40%, 5/30/21	110,000	118,175
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	213,303
Newmont Mining Corp., 6.25%, 10/1/39	150,000	178,618
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	70,000	74,553
Teck Resources Ltd., 3.15%, 1/15/17	90,000	93,959
Xstrata Canada Financial Corp., 4.95%, 11/15/21(4)	70,000	75,592

		754,200

MULTI-UTILITIES — 0.4%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	50,000	47,703
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	127,000	144,359
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	60,000	59,780
Constellation Energy Group, Inc., 5.15%, 12/1/20	80,000	91,269
Consumers Energy Co., 2.85%, 5/15/22	30,000	30,959
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	234,846
Dominion Resources, Inc., 2.75%, 9/15/22	80,000	80,407
Dominion Resources, Inc., 4.90%, 8/1/41	100,000	111,527
Duke Energy Corp., 6.30%, 2/1/14	100,000	105,051
Duke Energy Corp., 3.95%, 9/15/14	160,000	167,856
Edison International, 3.75%, 9/15/17	110,000	119,666

FirstEnergy Solutions Corp., 6.05%, 8/15/21	60,000	71,541
Florida Power Corp., 6.35%, 9/15/37	170,000	224,649
Florida Power Corp., 3.85%, 11/15/42	80,000	77,503
Georgia Power Co., 4.30%, 3/15/42	50,000	51,852
Nisource Finance Corp., 4.45%, 12/1/21	50,000	54,890
Nisource Finance Corp., 5.25%, 2/15/43	50,000	53,272
Northern States Power Co., 3.40%, 8/15/42	50,000	46,214
Pacific Gas & Electric Co., 5.80%, 3/1/37	55,000	68,404
Pacific Gas & Electric Co., 4.45%, 4/15/42	40,000	42,713
Progress Energy, Inc., 3.15%, 4/1/22	60,000	61,049
Public Service Company of Colorado, 4.75%, 8/15/41	40,000	45,954
Sempra Energy, 6.50%, 6/1/16	150,000	175,434
Southern California Edison Co., 5.625%, 2/1/36	100,000	124,551
Southern Power Co., 5.15%, 9/15/41	40,000	44,981

		2,336,430

MULTILINE RETAIL†
Target Corp., 4.00%, 7/1/42	50,000	49,141

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	100,000	100,916

OIL, GAS AND CONSUMABLE FUELS — 0.4%
Anadarko Petroleum Corp., 6.45%, 9/15/36	50,000	61,548
Apache Corp., 2.625%, 1/15/23	100,000	97,324
Apache Corp., 4.75%, 4/15/43	50,000	52,023
BP Capital Markets plc, 3.20%, 3/11/16	100,000	106,827
BP Capital Markets plc, 2.25%, 11/1/16	150,000	156,274
BP Capital Markets plc, 4.50%, 10/1/20	90,000	102,486
ConocoPhillips, 5.75%, 2/1/19	230,000	281,921
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	55,129
Devon Energy Corp., 1.875%, 5/15/17	40,000	40,429
Devon Energy Corp., 5.60%, 7/15/41	150,000	166,812
EOG Resources, Inc., 5.625%, 6/1/19	210,000	256,170
Hess Corp., 6.00%, 1/15/40	40,000	44,223
Marathon Petroleum Corp., 3.50%, 3/1/16	40,000	42,741
Noble Energy, Inc., 4.15%, 12/15/21	80,000	87,703
Occidental Petroleum Corp., 2.70%, 2/15/23	50,000	50,559
Phillips 66, 4.30%, 4/1/22	110,000	121,475
Pioneer Natural Resources Co., 3.95%, 7/15/22	80,000	83,556
Shell International Finance BV, 2.375%, 8/21/22	100,000	99,127
Shell International Finance BV, 3.625%, 8/21/42	140,000	136,381
Suncor Energy, Inc., 6.10%, 6/1/18	147,000	178,429
Talisman Energy, Inc., 7.75%, 6/1/19	140,000	179,649

		2,400,786

PAPER AND FOREST PRODUCTS†
Domtar Corp., 4.40%, 4/1/22	40,000	39,913
International Paper Co., 6.00%, 11/15/41	90,000	105,328

		145,241

PHARMACEUTICALS — 0.2%
AbbVie, Inc., 1.75%, 11/6/17(4)	110,000	111,514
AbbVie, Inc., 4.40%, 11/6/42(4)	40,000	40,861
Actavis, Inc., 4.625%, 10/1/42	40,000	40,538
Bristol-Myers Squibb Co., 3.25%, 8/1/42	70,000	62,861

GlaxoSmithKline Capital plc, 2.85%, 5/8/22		170,000	173,181
Merck & Co., Inc., 2.40%, 9/15/22		110,000	108,989
Merck & Co., Inc., 3.60%, 9/15/42		20,000	19,290
Mylan, Inc., 3.125%, 1/15/23(4)		80,000	78,766
Roche Holdings, Inc., 6.00%, 3/1/19(4)		70,000	87,414
Roche Holdings, Inc., 7.00%, 3/1/39(4)		120,000	176,045
Sanofi, 4.00%, 3/29/21		78,000	87,290
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14		250,000	264,627

			1,251,376

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
BRE Properties, Inc., 3.375%, 1/15/23		80,000	79,440
Essex Portfolio LP, 3.625%, 8/15/22(4)		60,000	59,600
HCP, Inc., 3.75%, 2/1/16		130,000	139,279
Health Care REIT, Inc., 2.25%, 3/15/18		80,000	80,817
Health Care REIT, Inc., 3.75%, 3/15/23		120,000	121,365
Kilroy Realty LP, 3.80%, 1/15/23		140,000	143,644
Simon Property Group LP, 5.10%, 6/15/15		170,000	186,453
UDR, Inc., 4.25%, 6/1/18		90,000	99,531
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15		140,000	147,958
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19		70,000	76,074
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21		40,000	44,343
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22		70,000	69,676
WEA Finance LLC, 4.625%, 5/10/21(4)		90,000	100,128

			1,348,308

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19		160,000	194,335

ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		142,000	152,718
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41		50,000	55,624
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		20,000	21,861
CSX Corp., 4.25%, 6/1/21		80,000	88,983
CSX Corp., 4.75%, 5/30/42		90,000	94,034
Norfolk Southern Corp., 3.25%, 12/1/21		90,000	94,018
Union Pacific Corp., 4.75%, 9/15/41		120,000	132,264

			639,502

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17		100,000	100,351

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17		302,000	346,700
Oracle Corp., 2.50%, 10/15/22		210,000	207,182

			553,882

SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41		180,000	235,908
Staples, Inc., 4.375%, 1/12/23		90,000	90,816

			326,724

THRIFTS AND MORTGAGE FINANCE — 0.1%
Cie de Financement Foncier, 4.375%, 4/25/19	EUR	200,000	305,012
Cie de Financement Foncier, MTN, 4.50%, 5/16/18	EUR	165,000	250,836

			555,848

TOBACCO — 0.1%
Altria Group, Inc., 2.85%, 8/9/22		$260,000	255,575
Philip Morris International, Inc., 4.125%, 5/17/21		150,000	167,978

			423,553

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32		70,000	105,380
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18		300,000	406,682
Vodafone Group plc, 5.625%, 2/27/17		70,000	81,628

			593,690

TOTAL CORPORATE BONDS (Cost $45,889,573)			49,577,466

SOVEREIGN GOVERNMENTS AND AGENCIES — 7.0%

AUSTRALIA — 0.2%
Australia Government Bond, 6.50%, 5/15/13	AUD	445,000	457,954
Australia Government Bond, 5.75%, 7/15/22	AUD	445,000	543,928
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	285,000	316,133

			1,318,015

AUSTRIA — 0.5%
Austria Government Bond, 3.40%, 10/20/14(4)	EUR	450,000	619,985
Austria Government Bond, 4.30%, 9/15/17(4)	EUR	190,000	288,462
Austria Government Bond, 4.35%, 3/15/19(4)	EUR	655,000	1,022,332
Austria Government Bond, 3.90%, 7/15/20(4)	EUR	285,000	438,849
Austria Government Bond, 4.15%, 3/15/37(4)	EUR	235,000	388,256

			2,757,884

BELGIUM — 0.5%
Belgium Government Bond, 4.00%, 3/28/14	EUR	725,000	985,707
Belgium Government Bond, 4.00%, 3/28/18	EUR	540,000	808,822
Belgium Government Bond, 3.75%, 9/28/20	EUR	260,000	388,645
Belgium Government Bond, 5.00%, 3/28/35	EUR	320,000	545,054

			2,728,228

CANADA — 0.4%
Canadian Government Bond, 5.00%, 6/1/14	CAD	490,000	498,842
Canadian Government Bond, 1.50%, 3/1/17	CAD	300,000	293,705
Canadian Government Bond, 3.75%, 6/1/19	CAD	280,000	307,670
Canadian Government Bond, 5.75%, 6/1/33	CAD	345,000	508,522
Hydro-Quebec, 8.40%, 1/15/22		$77,000	110,263
Province of British Columbia, 3.25%, 12/18/21	CAD	315,000	323,715
Province of Ontario Canada, 5.45%, 4/27/16		$130,000	149,489
Province of Ontario Canada, 1.60%, 9/21/16		90,000	92,765

			2,284,971

DENMARK — 0.3%
Denmark Government Bond, 4.00%, 11/15/17	DKK	2,220,000	453,332
Denmark Government Bond, 4.00%, 11/15/19	DKK	290,000	61,361
Denmark Government Bond, 7.00%, 11/10/24	DKK	1,830,000	509,254
Denmark Government Bond, 4.50%, 11/15/39	DKK	2,435,000	628,159

			1,652,106

FINLAND — 0.4%
Finland Government Bond, 3.125%, 9/15/14	EUR	460,000	629,061

Finland Government Bond, 3.875%, 9/15/17	EUR	455,000	680,706
Finland Government Bond, 4.375%, 7/4/19	EUR	104,000	163,895
Finland Government Bond, 1.625%, 9/15/22	EUR	295,000	384,405
Finland Government Bond, 4.00%, 7/4/25	EUR	435,000	691,424

			2,549,491

FRANCE — 0.3%
France Government Bond OAT, 4.00%, 4/25/14	EUR	210,000	286,402
France Government Bond OAT, 3.25%, 10/25/21	EUR	120,000	173,545
France Government Bond OAT, 5.50%, 4/25/29	EUR	145,000	255,268
France Government Bond OAT, 4.75%, 4/25/35	EUR	185,000	308,017
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	645,000	887,835

			1,911,067

GERMANY — 0.4%
Bundesobligation, 2.00%, 2/26/16	EUR	510,000	703,539
Bundesrepublik Deutschland, 4.00%, 1/4/18	EUR	305,000	466,829
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	230,000	428,698
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	275,000	500,725

			2,099,791

JAPAN — 1.6%
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	210,000,000	2,325,327
Japan Government Ten Year Bond, 1.50%, 9/20/18	JPY	178,500,000	2,070,057
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	144,850,000	1,625,045
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	78,600,000	958,538
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	52,700,000	593,200
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	147,200,000	1,800,337

			9,372,504

MULTI-NATIONAL — 0.2%
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	275,311
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	150,000	225,224
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	427,687

			928,222

NETHERLANDS — 0.3%
Netherlands Government Bond, 4.00%, 7/15/16(4)	EUR	440,000	643,190
Netherlands Government Bond, 3.50%, 7/15/20(4)	EUR	615,000	925,255
Netherlands Government Bond, 4.00%, 1/15/37(4)	EUR	270,000	449,534

			2,017,979

NEW ZEALAND†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	175,000	158,290

NORWAY — 0.1%
Norway Government Bond, 4.25%, 5/19/17	NOK	930,000	179,222
Norway Government Bond, 3.75%, 5/25/21	NOK	3,100,000	602,791

			782,013

SINGAPORE — 0.1%
Singapore Government Bond, 2.375%, 4/1/17	SGD	270,000	235,936
Singapore Government Bond, 3.125%, 9/1/22	SGD	120,000	110,910

			346,846

SWEDEN — 0.2%
Sweden Government Bond, 6.75%, 5/5/14	SEK	2,400,000	396,404

Sweden Government Bond, 4.25%, 3/12/19	SEK	1,505,000	268,335
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,210,000	563,558

			1,228,297

SWITZERLAND — 0.1%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	150,000	179,627
Switzerland Government Bond, 2.50%, 3/8/36	CHF	95,000	130,465

			310,092

UNITED KINGDOM — 1.4%
United Kingdom Gilt, 5.00%, 9/7/14	GBP	635,000	1,032,772
United Kingdom Gilt, 4.00%, 9/7/16	GBP	810,000	1,380,541
United Kingdom Gilt, 4.50%, 3/7/19	GBP	535,000	970,149
United Kingdom Gilt, 8.00%, 6/7/21	GBP	69,000	156,044
United Kingdom Gilt, 3.75%, 9/7/21	GBP	710,000	1,248,407
United Kingdom Gilt, 4.25%, 6/7/32	GBP	180,000	327,033
United Kingdom Gilt, 4.25%, 3/7/36	GBP	905,000	1,630,649
United Kingdom Gilt, 4.50%, 12/7/42	GBP	640,000	1,197,740
United Kingdom Gilt, 4.25%, 12/7/55	GBP	280,000	508,279

			8,451,614

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $40,341,614)		40,897,410

COMMERCIAL PAPER(5) — 4.1%

Bank of Nova Scotia, 0.18%, 5/2/13	$2,400,000	2,399,274
Catholic Health Initiatives, 0.21%, 6/4/13	2,400,000	2,398,464
Charta LLC, 0.25%, 4/2/13(4)	2,400,000	2,399,423
CRC Funding LLC, 0.25%, 4/2/13(4)	2,400,000	2,399,424
Crown Point Capital Co., 0.21%, 3/14/13(4)	2,300,000	2,299,830
Legacy Capital LLC, 0.21%, 3/1/13(4)	2,400,000	2,399,987
Lexington Parker Capital, 0.21%, 3/6/13(4)	2,400,000	2,399,900
Liberty Street Funding LLC, 0.16%, 3/6/13(4)	2,400,000	2,399,924
San Francisco City and County Public Utilities Commission Water Rev., 0.16%, 4/1/13	2,400,000	2,400,000
Toyota Motor Credit Corp., 0.27%, 3/13/13	2,400,000	2,399,928

TOTAL COMMERCIAL PAPER (Cost $23,896,346)		23,896,154

MUNICIPAL SECURITIES — 3.8%

Alameda County Industrial Development Authority (Pacific Paper Tube), VRDN, 0.14%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	1,875,000	1,875,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	65,000	87,625
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	130,000	177,854
California GO, (Building Bonds), 7.30%, 10/1/39	80,000	112,470
California GO, (Building Bonds), 7.60%, 11/1/40	25,000	36,723
California Infrastructure & Economic Development Bank Rev., Series 1999 A, VRDN, 0.20%, 3/7/13 (LOC: Comerica Bank)	655,000	655,000
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.16%, 3/6/13 (LOC: JPMorgan Chase Bank N.A.)	2,200,000	2,200,000
City of New York GO, Series 1995 F-5, VRDN, 0.14%, 3/6/13 (LOC: Bayerische Landesbank)	1,220,000	1,220,000
City of Russell Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.14%, 3/7/13 (AGM) (LOC: JPMorgan Chase Bank N.A.)	1,385,000	1,385,000

City of Venice Health Care Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.14%, 3/7/13 (AGM) (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	130,000	129,340
Indiana Educational Facilities Authority Rev., (Wabash College), VRDN, 0.15%, 3/7/13 (LOC: Bank One N.A.)	905,000	905,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	65,000	88,607
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	80,000	98,476
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	55,000	73,325
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.13%, 3/1/13 (LOC: Commerce Bank)	1,500,000	1,500,000
Nevada Housing Division Multifamily Rev., (Golden Apartments), VRDN, 0.14%, 3/7/13 (LIQ FAC: FHLMC)	1,600,000	1,600,000
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	100,000	146,986
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	75,000	106,720
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2005 B, (Second Generation Resolution), VRDN, 0.10%, 3/1/13 (SBBPA: California State Teacher's Retirement)	300,000	300,000
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	40,000	53,061
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/11	70,000	75,932
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	110,000	127,280
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.20%, 3/6/13 (LOC: FNMA)	820,000	820,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	90,308
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	56,124
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	215,000	218,242
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	150,000	186,786
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	180,000	222,052
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	110,243
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	75,000	93,991
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	105,000	128,698
State of Ohio Rev., Series 2012 B, 0.60%, 5/30/13	1,930,000	1,930,154
Texas GO, (Building Bonds), 5.52%, 4/1/39	125,000	160,569
Vermont Student Assistance Corp. Rev., Series 2008 B-1, (Guaranteed Student Loans), VRDN, 0.10%, 3/7/13 (LOC: Mellon Bank N.A.)	2,240,000	2,240,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	50,000	60,117
Wisconsin Health & Educational Facilities Authority Rev., (Milwaukee Institute of Art & Design), VRDN, 0.16%, 3/6/13 (LOC: Citibank N.A.)	2,170,000	2,170,000

TOTAL MUNICIPAL SECURITIES (Cost $21,950,442)		22,441,683

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 1.4%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	345,210	354,047
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 3/1/13	250,000	274,897
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 3/1/13	200,000	220,327
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)	350,000	356,238
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(4)	325,000	330,450
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	200,000	207,767
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 3/1/13	475,000	493,376
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 3/1/13	43,860	43,973
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 3/1/13	300,000	317,847
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 3/1/13	452,000	473,987
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	300,000	321,305
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,025,000	1,096,781
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	300,000	317,745
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	359,311	369,533
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	600,000	617,785
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.54%, 3/11/13	250,000	263,605
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	408,102	416,757
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 3/11/13	100,000	110,117
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	125,000	127,499
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	50,562	50,566
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	475,000	502,787
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	58,398	59,208
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	875,000	926,579

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,181,099)		8,253,176

EXCHANGE-TRADED FUNDS — 0.3%

iShares Dow Jones U.S. Real Estate Index Fund	1,700	115,804
iShares MSCI EAFE Index Fund	7,553	439,434
iShares Russell 2000 Value Index Fund	113	9,138
iShares Russell Midcap Value Index Fund	26,034	1,429,527

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,785,800)		1,993,903

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 0.2%

FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25 (Cost $857,965)	883,936	983,159

U.S. GOVERNMENT AGENCY SECURITIES — 0.1%

FHLMC, 2.375%, 1/13/22	380,000	395,640
FNMA, 6.625%, 11/15/30	100,000	149,400

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $529,025)		545,040

CONVERTIBLE PREFERRED STOCKS†

HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%, 7/15/15	562	15,056

INSURANCE†
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	1,007	65,808

LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	97	9,742

TOBACCO†
Universal Corp., 6.75%	9	11,230

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $89,545)		101,836

PREFERRED STOCKS†

REAL ESTATE INVESTMENT TRUSTS (REITs)†
DuPont Fabros Technology, Inc., Series A, 7.875%	287	7,674
Inland Real Estate Corp., Series A, 8.125%	196	5,269
PS Business Parks, Inc., 6.45%	191	5,090

TOTAL PREFERRED STOCKS (Cost $17,070)		18,033

TEMPORARY CASH INVESTMENTS — 2.3%

SSgA U.S. Government Money Market Fund (Cost $13,773,016)	13,773,016	13,773,016

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $504,512,305)		583,367,815

OTHER ASSETS AND LIABILITIES — 0.6%		3,450,993

TOTAL NET ASSETS — 100.0%		$586,818,808

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

291,278	CAD for USD	Barclays Bank plc	4/26/13	282,105	(10,226)
49,000	CAD for USD	HSBC Holdings plc	4/26/13	47,457	(1,602)
5,801	CHF for USD	Credit Suisse AG	3/28/13	6,190	(36)
196,962	CHF for USD	UBS AG	4/26/13	210,262	(2,030)
4,789,000	CZK for USD	Deutsche Bank	4/26/13	243,785	(5,261)
207,000	DKK for USD	Barclays Bank plc	4/29/13	36,268	(897)
4,095,459	DKK for USD	UBS AG	4/29/13	717,564	(13,020)

66,000	EUR for USD	Barclays Bank plc	4/26/13	86,200	(2,166)
1,000,000	EUR for USD	Deutsche Bank	4/26/13	1,306,059	(48,781)
169,000	EUR for USD	HSBC Holdings plc	4/26/13	220,724	(1,105)
51,000	EUR for USD	HSBC Holdings plc	4/26/13	66,609	(1,310)
76,000	EUR for USD	HSBC Holdings plc	4/26/13	99,261	(3,620)
30,000	GBP for USD	Barclays Bank plc	4/26/13	45,499	(1,577)
31,000	GBP for USD	HSBC Holdings plc	4/26/13	47,016	(1,514)
27,000	GBP for USD	HSBC Holdings plc	4/26/13	40,949	(1,520)
31,000	GBP for USD	HSBC Holdings plc	4/26/13	47,016	(2,065)
129,000	HKD for USD	Westpac Group	4/26/13	16,637	(10)
10,688,000	JPY for USD	Barclays Bank plc	4/26/13	115,349	597
39,156,000	JPY for USD	HSBC Holdings plc	4/26/13	422,588	(525)
4,641,000	JPY for USD	HSBC Holdings plc	4/26/13	50,088	(2,335)
162,723,390	JPY for USD	UBS AG	4/26/13	1,756,181	(82,971)
59,287,995	KRW for USD	HSBC Holdings plc	4/26/13	54,400	65
1,780,616,996	KRW for USD	HSBC Holdings plc	4/26/13	1,633,811	(28,849)
415,000	NOK for USD	Barclays Bank plc	4/26/13	72,146	(450)
1,512,936	NOK for USD	Deutsche Bank	4/26/13	263,019	(7,202)
152,347	NZD for USD	Westpac Group	4/26/13	125,507	(1,932)
6,000	SEK for USD	HSBC Holdings plc	4/26/13	927	(22)
401,000	SGD for USD	HSBC Holdings plc	4/26/13	323,804	(2,812)

				8,337,421	(223,176)

(Value on Settlement Date $8,560,597)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

209,693	AUD for USD	Westpac Group	4/26/13	213,333	6,724
950,087	CAD for USD	UBS AG	3/28/13	920,744	7,637
233,737	CHF for USD	Credit Suisse AG	3/28/13	249,439	2,825
38,000	CHF for USD	Deutsche Bank	4/26/13	40,566	834
309,000	DKK for USD	Deutsche Bank	4/29/13	54,140	1,311
284,043	DKK for USD	UBS AG	4/29/13	49,767	506
306,000	EUR for USD	Deutsche Bank	4/26/13	399,654	9,896
849,236	EUR for USD	HSBC Holdings plc	4/26/13	1,109,152	20,951
236,000	EUR for USD	HSBC Holdings plc	4/26/13	308,230	11,683
754,762	EUR for USD	UBS AG	3/28/13	985,549	18,172
197,717	EUR for USD	UBS AG	3/28/13	258,173	4,760
95,569	EUR for USD	UBS AG	3/28/13	124,791	2,301
455,120	GBP for USD	Barclays Bank plc	4/26/13	690,249	31,617
4,118	GBP for USD	Credit Suisse AG	3/28/13	6,247	—
124,161	GBP for USD	Credit Suisse AG	3/28/13	188,333	(873)
127,000	GBP for USD	Deutsche Bank	4/26/13	192,612	6,295
15,000	GBP for USD	HSBC Holdings plc	4/26/13	22,749	13
22,982,000	JPY for USD	Deutsche Bank	4/26/13	248,032	(1,655)
17,300,000	JPY for USD	HSBC Holdings plc	4/26/13	186,709	849
9,000	NOK for USD	HSBC Holdings plc	4/26/13	1,565	76
3,540,942	NOK for USD	UBS AG	4/26/13	615,580	20,148
500,000	SEK for USD	Barclays Bank plc	4/26/13	77,221	332
2,614,708	SEK for USD	Deutsche Bank	4/26/13	403,822	(3,131)
1,476,823	SEK for USD	HSBC Holdings plc	4/26/13	228,084	(44)
1,458,812	SEK for USD	UBS AG	4/26/13	225,302	1,710
139,398	SGD for USD	Barclays Bank plc	4/26/13	112,563	(82)

293,978	SGD for USD	Deutsche Bank	4/26/13	237,385	(466)

				8,149,991	142,389
(Value on Settlement Date $8,292,380)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)

41	S&P 500 E-Mini	March 2013	3,102,265	1,061
12	S&P Mid Cap 400 E-Mini	March 2013	1,322,040	136
22	U.S. Treasury 30-Year Bonds	June 2013	3,163,188	(2,454)

			7,587,493	(1,257)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal Corporation
AUD	-	Australian Dollar
BB-UBS	-	Barclays Bank PLC - UBS Real Estate Securities, Inc.
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CZK	-	Czech Koruna
DKK	-	Danish Krone
EAFE	-	Europe, Australasia, and Far East
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MSCI	-	Morgan Stanley Capital International
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $110,129.

(3)	Final maturity date indicated, unless otherwise noted.

(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $25,688,094, which represented 4.4% of total net assets.

(5)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	213,834,269	—	—
Foreign Common Stocks	3,418,143	36,437,464	—
U.S. Treasury Securities	—	111,423,004	—
U.S. Government Agency Mortgage-Backed Securities	—	55,774,059	—
Corporate Bonds	—	49,577,466	—
Sovereign Governments and Agencies	—	40,897,410	—
Commercial Paper	—	23,896,154	—
Municipal Securities	—	22,441,683	—
Commercial Mortgage-Backed Securities	—	8,253,176	—
Exchange-Traded Funds	1,993,903	—	—
Collateralized Mortgage Obligations	—	983,159	—
U.S. Government Agency Securities	—	545,040	—
Convertible Preferred Stocks	—	101,836	—
Preferred Stocks	—	18,033	—
Temporary Cash Investments	13,773,016	—	—

Total Value of Investment Securities	233,019,331	350,348,484	—

Other Financial Instruments
Futures Contracts	(1,257)	—	—
Forward Foreign Currency Exchange Contracts	—	(80,787)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	(1,257)	(80,787)	—

3. Federal Tax Information

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$513,819,150
Gross tax appreciation of investments	$72,076,164
Gross tax depreciation of investments	(2,527,499)
Net tax appreciation (depreciation) of investments	$69,548,665

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Moderate Fund

February 28, 2013

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 61.6%

AEROSPACE AND DEFENSE — 1.9%
AAR Corp.	1,663	29,219
Aerovironment, Inc.(1)	2,024	44,771
American Science & Engineering, Inc.	2,699	168,796
B/E Aerospace, Inc.(1)	14,515	763,634
Boeing Co. (The)	38,917	2,992,717
Curtiss-Wright Corp.	726	25,200
European Aeronautic Defence and Space Co. NV	39,239	2,007,131
General Dynamics Corp.	51,287	3,485,977
Honeywell International, Inc.	44,752	3,137,115
KEYW Holding Corp. (The)(1)	2,391	34,670
L-3 Communications Holdings, Inc.	3,697	281,970
Moog, Inc., Class A(1)	569	25,582
National Presto Industries, Inc.	255	19,377
Northrop Grumman Corp.	61,598	4,045,757
Orbital Sciences Corp.(1)	1,359	20,086
Precision Castparts Corp.	8,548	1,594,971
Raytheon Co.	69,425	3,788,522
Rockwell Collins, Inc.	11,679	702,025
Rolls-Royce Holdings plc	69,424	1,082,686
Teledyne Technologies, Inc.(1)	343	25,238
Textron, Inc.	104,166	3,005,189
TransDigm Group, Inc.	9,440	1,343,690
Triumph Group, Inc.	2,125	155,996
United Technologies Corp.	26,900	2,435,795
Zodiac Aerospace	5,659	636,707

		31,852,821

AIR FREIGHT AND LOGISTICS — 0.2%
Hyundai Glovis Co. Ltd.	2,609	495,140
United Parcel Service, Inc., Class B	26,928	2,225,599
UTi Worldwide, Inc.	2,240	34,115

		2,754,854

AIRLINES — 0.3%
Alaska Air Group, Inc.(1)	28,079	1,447,472
Copa Holdings SA Class A	3,390	353,984
JetBlue Airways Corp.(1)	4,153	25,167
Ryanair Holdings plc ADR	38,110	1,473,333
Southwest Airlines Co.	116,194	1,359,470
Spirit Airlines, Inc.(1)	357	7,229

		4,666,655

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc.(1)	13,845	175,139
Autoliv, Inc.	9,063	590,726
BorgWarner, Inc.(1)	27,098	2,016,362
Continental AG	6,367	747,371
Dana Holding Corp.	4,631	77,477
Delphi Automotive plc(1)	32,445	1,357,823

Hyundai Wia Corp.	2,949	433,026

		5,397,924

AUTOMOBILES — 0.8%
Brilliance China Automotive Holdings Ltd.(1)	1,104,000	1,523,132
Ford Motor Co.	136,260	1,718,239
Fuji Heavy Industries Ltd.	50,000	747,653
Harley-Davidson, Inc.	37,749	1,986,730
PT Astra International Tbk	556,000	457,412
Tata Motors Ltd.	116,881	617,758
Tata Motors Ltd. ADR	6,322	171,579
Thor Industries, Inc.	1,990	74,804
Tofas Turk Otomobil Fabrikasi	67,379	417,642
Toyota Motor Corp.	71,600	3,680,807
Volkswagen AG Preference Shares	6,634	1,448,555
Winnebago Industries, Inc.(1)	6,792	131,629

		12,975,940

BEVERAGES — 1.0%
Anheuser-Busch InBev NV	23,440	2,196,005
Beam, Inc.	18,910	1,154,077
Boston Beer Co., Inc., Class A(1)	222	34,505
Brown-Forman Corp., Class B	6,063	397,854
Cia de Bebidas das Americas Preference Shares ADR	19,833	880,189
Coca-Cola Co. (The)	115,778	4,482,924
Dr Pepper Snapple Group, Inc.	25,138	1,096,520
Fomento Economico Mexicano SAB de CV ADR	2,855	319,018
Monster Beverage Corp.(1)	9,458	476,967
PepsiCo, Inc.	46,802	3,546,187
Pernod-Ricard SA	19,492	2,529,254

		17,113,500

BIOTECHNOLOGY — 1.1%
Acorda Therapeutics, Inc.(1)	1,314	39,091
Aegerion Pharmaceuticals, Inc.(1)	880	26,506
Alexion Pharmaceuticals, Inc.(1)	27,386	2,375,462
Alkermes plc(1)	3,575	77,613
Alnylam Pharmaceuticals, Inc.(1)	1,557	36,885
Amgen, Inc.	59,620	5,449,864
Arena Pharmaceuticals, Inc.(1)	5,807	48,721
Celgene Corp.(1)	7,277	750,841
Cepheid, Inc.(1)	1,946	70,893
CSL Ltd.	16,578	1,016,016
Cubist Pharmaceuticals, Inc.(1)	1,883	79,896
Dendreon Corp.(1)	5,581	32,314
Exact Sciences Corp.(1)	2,439	26,048
Exelixis, Inc.(1)	6,044	27,561
Gilead Sciences, Inc.(1)	57,127	2,439,894
Grifols SA(1)	80,779	2,877,503
Halozyme Therapeutics, Inc.(1)	3,086	16,850
ImmunoGen, Inc.(1)	2,325	35,270
Infinity Pharmaceuticals, Inc.(1)	827	34,147
Ironwood Pharmaceuticals, Inc.(1)	2,523	37,668
Isis Pharmaceuticals, Inc.(1)	3,453	50,759

Keryx Biopharmaceuticals, Inc.(1)	2,792	17,953
Neurocrine Biosciences, Inc.(1)	2,755	29,148
Onyx Pharmaceuticals, Inc.(1)	5,289	398,315
Opko Health, Inc.(1)	4,666	32,382
PDL BioPharma, Inc.	3,968	28,331
Pharmacyclics, Inc.(1)	1,506	132,197
Regeneron Pharmaceuticals, Inc.(1)	5,935	991,145
Rigel Pharmaceuticals, Inc.(1)	2,235	15,019
Seattle Genetics, Inc.(1)	2,795	78,651
Theravance, Inc.(1)	1,875	38,044
United Therapeutics Corp.(1)	13,876	829,923

		18,140,910

BUILDING PRODUCTS — 0.2%
American Woodmark Corp.(1)	1,770	56,817
Apogee Enterprises, Inc.	4,965	128,047
Builders FirstSource, Inc.(1)	22,469	135,938
China Liansu Group Holdings Ltd.	267,000	186,937
Daikin Industries Ltd.	30,700	1,137,712
Fortune Brands Home & Security, Inc.(1)	45,960	1,587,918
Lennox International, Inc.	1,073	63,382
Nortek, Inc.(1)	200	14,388
Quanex Building Products Corp.	1,690	33,648

		3,344,787

CAPITAL MARKETS — 1.2%
Affiliated Managers Group, Inc.(1)	14,170	2,072,079
Ameriprise Financial, Inc.	21,320	1,463,192
Apollo Investment Corp.	5,118	44,475
Ares Capital Corp.	372	6,888
Bank of New York Mellon Corp. (The)	33,340	904,848
BlackRock, Inc.	5,370	1,287,457
Calamos Asset Management, Inc., Class A	2,301	25,725
Charles Schwab Corp. (The)	47,728	775,103
Federated Investors, Inc. Class B	12,594	292,433
Fifth Street Finance Corp.	2,640	28,248
Franklin Resources, Inc.	4,638	655,117
Goldman Sachs Group, Inc. (The)	35,508	5,317,678
Hercules Technology Growth Capital, Inc.	1,993	24,972
Investment Technology Group, Inc.(1)	2,080	25,189
Janus Capital Group, Inc.	49,853	461,639
KKR & Co. LP	32,383	590,018
Morgan Stanley	20,650	465,658
Northern Trust Corp.	47,091	2,503,828
PennantPark Investment Corp.	6,416	74,426
Raymond James Financial, Inc.	12,687	556,706
SEI Investments Co.	5,230	147,852
Solar Capital Ltd.	2,004	49,098
State Street Corp.	6,591	372,985
Stifel Financial Corp.(1)	683	23,591
Triangle Capital Corp.	3,121	94,254
UBS AG	78,544	1,242,726
Waddell & Reed Financial, Inc.	498	20,428

Walter Investment Management Corp.(1)	1,549	71,130

		19,597,743

CHEMICALS — 2.1%
Agrium, Inc.	7,674	793,875
Airgas, Inc.	10,130	1,015,836
Akzo Nobel NV	14,915	952,778
BASF SE	19,561	1,843,322
Celanese Corp.	20,185	945,667
CF Industries Holdings, Inc.	10,294	2,067,344
Christian Hansen Holding A/S	37,191	1,344,610
Cytec Industries, Inc.	11,608	840,303
E.I. du Pont de Nemours & Co.	35,073	1,679,997
Eastman Chemical Co.	22,680	1,581,476
Flotek Industries, Inc.(1)	2,215	31,099
FMC Corp.	22,810	1,374,531
H.B. Fuller Co.	2,105	86,031
Hawkins, Inc.	1,311	51,706
Huntsman Corp.	53,272	917,876
Innophos Holdings, Inc.	1,402	68,460
Intrepid Potash, Inc.	2,984	58,815
LG Chem Ltd.	1,302	356,515
LyondellBasell Industries NV, Class A	52,251	3,062,954
Mexichem SAB de CV	86,990	434,795
Minerals Technologies, Inc.	988	39,757
Monsanto Co.	57,648	5,824,177
NewMarket Corp.	2,960	744,943
OM Group, Inc.(1)	792	19,436
PPG Industries, Inc.	7,613	1,025,167
Rentech Nitrogen Partners LP	1,463	59,983
Sensient Technologies Corp.	1,058	39,051
Sherwin-Williams Co. (The)	15,425	2,492,526
Shin-Etsu Chemical Co. Ltd.	19,200	1,180,710
Sociedad Quimica y Minera de Chile SA ADR	7,400	410,108
Syngenta AG	6,739	2,862,260
Tredegar Corp.	2,280	55,814
Tronox Ltd. Class A	8,311	170,708
Umicore SA	13,694	684,556
W.R. Grace & Co.(1)	6,632	474,718

		35,591,904

COMMERCIAL BANKS — 2.8%
American National Bankshares, Inc.	2,918	59,031
Banco Bilbao Vizcaya Argentaria SA	71,799	696,561
Banco Latinoamericano de Comercio Exterior SA E Shares	2,572	62,191
BancorpSouth, Inc.	1,853	28,351
Bank of Ireland(1)	5,287,203	911,157
Bank of Montreal	14,799	920,942
Bank of Nova Scotia	14,930	889,357
BankUnited, Inc.	7,847	222,541
BNP Paribas SA	27,636	1,555,235
BOK Financial Corp.	708	42,076
Boston Private Financial Holdings, Inc.	6,133	55,994
Cathay General Bancorp.	7,147	139,295

China Minsheng Banking Corp. Ltd. H Shares	476,000	662,850
City National Corp.	747	42,437
Comerica, Inc.	26,481	910,417
Commerce Bancshares, Inc.	32,425	1,235,068
Commonwealth Bank of Australia	27,802	1,910,358
Credicorp Ltd.	10,348	1,551,993
Cullen/Frost Bankers, Inc.	9,602	581,497
CVB Financial Corp.	3,751	39,761
DBS Group Holdings Ltd.	63,000	768,677
Erste Group Bank AG(1)	36,838	1,186,715
F.N.B. Corp.	2,913	33,092
First Financial Bankshares, Inc.	1,669	74,437
First Horizon National Corp.	5,693	60,517
First Interstate Bancsystem, Inc.	1,988	36,321
First Niagara Financial Group, Inc.	6,244	51,076
FirstMerit Corp.	1,601	24,207
Fulton Financial Corp.	3,822	43,380
Grupo Financiero Banorte SAB de CV	103,592	766,113
HDFC Bank Ltd.	66,751	767,259
Heritage Financial Corp.	3,685	51,037
Home Bancshares, Inc.	3,161	107,000
HSBC Holdings plc (Hong Kong)	184,498	2,042,286
IBERIABANK Corp.	1,823	91,515
ICICI Bank Ltd. ADR	16,401	687,530
Industrial & Commercial Bank of China Ltd. H Shares	975,105	700,311
Itau Unibanco Holding SA Preference Shares	19,900	352,578
Kasikornbank PCL NVDR	287,900	2,051,590
KeyCorp	126,674	1,189,469
Lakeland Financial Corp.	1,722	42,568
Lloyds Banking Group plc(1)	2,153,936	1,779,877
MB Financial, Inc.	2,518	59,702
National Bankshares, Inc.	1,844	62,216
Old National Bancorp.	2,607	35,194
Pacific Continental Corp.	3,645	38,746
Park Sterling Corp.(1)	7,495	42,572
Pinnacle Financial Partners, Inc.(1)	3,415	74,140
PNC Financial Services Group, Inc.	49,587	3,093,733
Popular, Inc.(1)	3,364	93,923
Prosperity Bancshares, Inc.	1,274	58,782
PT Bank Mandiri (Persero) Tbk	1,521,801	1,582,667
PT Bank Rakyat Indonesia (Persero) Tbk	689,000	673,778
Sberbank of Russia	582,520	1,983,481
Signature Bank(1)	1,544	114,673
Standard Chartered plc	63,658	1,734,440
SunTrust Banks, Inc.	53,219	1,468,312
Susquehanna Bancshares, Inc.	4,273	49,695
TCF Financial Corp.	2,516	34,570
Texas Capital Bancshares, Inc.(1)	2,230	94,240
Trico Bancshares	781	13,316
Turkiye Garanti Bankasi AS	391,662	1,872,470
Turkiye Halk Bankasi AS	47,638	471,388
U.S. Bancorp	56,590	1,922,928
United Bankshares, Inc.	668	17,368

Washington Banking Co.	2,331	32,028
Wells Fargo & Co.	184,846	6,484,398
Westamerica Bancorp.	14,667	649,015

		48,182,442

COMMERCIAL SERVICES AND SUPPLIES — 0.6%
ADT Corp. (The)	17,488	837,500
Aggreko plc	12,332	317,292
Avery Dennison Corp.	7,110	290,444
Deluxe Corp.	7,722	306,409
G&K Services, Inc., Class A	2,959	123,302
HNI Corp.	1,026	32,381
Metalico, Inc.(1)	3,782	6,202
Republic Services, Inc.	94,188	2,961,271
Stericycle, Inc.(1)	14,270	1,368,778
Team, Inc.(1)	962	42,193
Tyco International Ltd.	87,259	2,793,161
US Ecology, Inc.	2,692	66,950
Waste Management, Inc.	11,451	427,351

		9,573,234

COMMUNICATIONS EQUIPMENT — 1.0%
AAC Technologies Holdings, Inc.	110,000	467,340
Aruba Networks, Inc.(1)	4,671	116,401
Bel Fuse, Inc., Class B	2,252	37,518
Brocade Communications Systems, Inc.(1)	39,148	219,620
Cisco Systems, Inc.	425,133	8,864,023
Finisar Corp.(1)	3,573	52,345
Harris Corp.	8,360	401,865
InterDigital, Inc.	1,416	62,870
Ixia(1)	5,217	105,801
Palo Alto Networks, Inc.(1)	16,520	1,009,868
QUALCOMM, Inc.	35,760	2,346,929
Research In Motion Ltd.(1)	27,328	364,829
Riverbed Technology, Inc.(1)	52,618	804,003
Telefonaktiebolaget LM Ericsson B Shares	115,525	1,401,326
Telular Corp.	4,031	40,149

		16,294,887

COMPUTERS AND PERIPHERALS — 1.8%
Apple, Inc.	38,188	16,856,183
Electronics for Imaging, Inc.(1)	1,537	35,443
EMC Corp.(1)	219,530	5,051,385
Gemalto NV	8,617	784,570
NetApp, Inc.(1)	96,341	3,259,216
QLogic Corp.(1)	5,092	57,947
SanDisk Corp.(1)	9,635	485,508
Seagate Technology plc	57,626	1,853,252
Silicon Graphics International Corp.(1)	2,867	43,148
Western Digital Corp.	42,446	2,001,754

		30,428,406

CONSTRUCTION AND ENGINEERING — 0.3%
Chicago Bridge & Iron Co. NV New York Shares	11,151	597,582
China Communications Construction Co. Ltd. H Shares	667,000	631,257

China Railway Construction Corp. Ltd. H Shares	753,000	789,351
EMCOR Group, Inc.	1,607	61,982
Granite Construction, Inc.	732	22,758
MasTec, Inc.(1)	14,773	444,520
Pike Electric Corp.	2,571	35,840
Promotora y Operadora de Infraestructura SAB de CV(1)	61,411	437,806
Quanta Services, Inc.(1)	59,700	1,695,480

		4,716,576

CONSTRUCTION MATERIALS — 0.4%
Cemex SAB de CV ADR(1)	153,317	1,646,625
Eagle Materials, Inc.	12,324	792,556
Headwaters, Inc.(1)	14,779	139,070
Holcim Ltd.	12,011	970,696
James Hardie Industries SE	98,601	987,017
Martin Marietta Materials, Inc.	6,912	671,363
PT Semen Gresik (Persero) Tbk	419,000	752,279
Siam Cement PCL NVDR	54,900	856,256
Texas Industries, Inc.(1)	11,141	646,735

		7,462,597

CONSUMER FINANCE — 0.3%
American Express Co.	45,023	2,798,180
Cash America International, Inc.	32,967	1,669,449
Discover Financial Services	26,980	1,039,539
Portfolio Recovery Associates, Inc.(1)	453	52,967

		5,560,135

CONTAINERS AND PACKAGING — 0.2%
Bemis Co., Inc.	18,274	682,351
Graphic Packaging Holding Co.(1)	10,150	75,313
Klabin SA Preference Shares	93,400	628,046
Owens-Illinois, Inc.(1)	53,107	1,354,229
Packaging Corp. of America	11,271	470,902
Sealed Air Corp.	4,734	105,142
Silgan Holdings, Inc.	1,778	76,330
Sonoco Products Co.	17,716	562,837

		3,955,150

DISTRIBUTORS†
Core-Mark Holding Co., Inc.	522	25,014
LKQ Corp.(1)	22,499	476,754
Pool Corp.	2,305	105,385

		607,153

DIVERSIFIED CONSUMER SERVICES — 0.1%
Anhanguera Educacional Participacoes SA	30,100	623,472
Coinstar, Inc.(1)	12,268	627,999
Grand Canyon Education, Inc.(1)	2,946	70,557
Sotheby's	1,993	76,192
Steiner Leisure, Ltd.(1)	1,754	82,701

		1,480,921

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Bank of America Corp.	122,314	1,373,586

Chailease Holding Co. Ltd.	374,379	1,056,653
Citigroup, Inc.	74,280	3,117,532
Compass Diversified Holdings	1,607	24,908
Grupo BTG Pactual	31,100	571,753
JPMorgan Chase & Co.	170,613	8,346,388
MarketAxess Holdings, Inc.	861	33,631
Moody's Corp.	8,901	427,782
ORIX Corp.	19,890	2,214,530
PHH Corp.(1)	2,624	55,130

		17,221,893

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
8x8, Inc.(1)	6,704	40,559
AT&T, Inc.	252,085	9,052,372
CenturyLink, Inc.	76,761	2,661,304
Telenor ASA	70,878	1,526,037
tw telecom, inc., Class A(1)	53,303	1,349,632
Verizon Communications, Inc.	129,101	6,007,070

		20,636,974

ELECTRIC UTILITIES — 0.7%
American Electric Power Co., Inc.	17,980	841,284
El Paso Electric Co.	2,656	88,578
Empire District Electric Co. (The)	33,904	725,885
Exelon Corp.	17,030	527,760
Great Plains Energy, Inc.	76,896	1,678,640
IDACORP, Inc.	10,484	489,498
Northeast Utilities	11,661	484,048
NV Energy, Inc.	61,023	1,205,814
Pinnacle West Capital Corp.	14,860	831,268
Portland General Electric Co.	46,237	1,372,776
PPL Corp.	30,950	953,879
Westar Energy, Inc.	35,089	1,088,461
Xcel Energy, Inc.	69,528	1,995,454

		12,283,345

ELECTRICAL EQUIPMENT — 0.4%
ABB Ltd. ADR	29,231	664,128
Acuity Brands, Inc.	755	51,438
AMETEK, Inc.	16,051	671,413
Belden, Inc.	1,942	97,799
Brady Corp., Class A	7,614	259,257
Eaton Corp. plc	29,380	1,820,679
Emerson Electric Co.	19,902	1,128,443
Encore Wire Corp.	1,727	56,456
Franklin Electric Co., Inc.	1,006	65,461
Generac Holdings, Inc.	1,375	47,369
Rockwell Automation, Inc.	11,860	1,071,432
Schneider Electric SA	20,200	1,553,844

		7,487,719

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Audience, Inc.(1)	3,058	41,711
Avnet, Inc.(1)	12,347	435,973

Cognex Corp.	1,955	80,526
FARO Technologies, Inc.(1)	1,589	67,294
FLIR Systems, Inc.	4,759	125,352
Hitachi Ltd.	76,000	426,368
Hon Hai Precision Industry Co. Ltd.	244,009	677,910
Ingram Micro, Inc. Class A(1)	4,590	86,567
Jabil Circuit, Inc.	3,616	67,728
LG Display Co. Ltd.(1)	13,390	377,775
Littelfuse, Inc.	2,225	147,228
Methode Electronics, Inc.	1,995	26,154
Molex, Inc., Class A	13,530	307,402
OSI Systems, Inc.(1)	1,249	71,980
Park Electrochemical Corp.	1,322	33,447
TE Connectivity Ltd.	26,245	1,053,212
Tech Data Corp.(1)	3,872	205,448
TPK Holding Co. Ltd.	39,000	740,371
Trimble Navigation Ltd.(1)	38,566	2,291,977
TTM Technologies, Inc.(1)	6,063	49,717
Vishay Intertechnology, Inc.(1)	3,203	42,248

		7,356,388

ENERGY EQUIPMENT AND SERVICES — 0.9%
Atwood Oceanics, Inc.(1)	13,504	690,730
Baker Hughes, Inc.	27,360	1,226,275
Bristow Group, Inc.	1,878	109,412
Cal Dive International, Inc.(1)	14,152	25,615
Cameron International Corp.(1)	15,276	973,387
Core Laboratories NV	3,293	451,635
Dril-Quip, Inc.(1)	1,893	155,661
Eurasia Drilling Co. Ltd. GDR	14,397	550,973
Gulfmark Offshore, Inc. Class A	1,068	38,149
Heckmann Corp.(1)	11,741	41,798
Helix Energy Solutions Group, Inc.(1)	22,891	535,878
Helmerich & Payne, Inc.	5,563	368,604
Hornbeck Offshore Services, Inc.(1)	4,044	171,870
Key Energy Services, Inc.(1)	5,824	49,970
Matrix Service Co.(1)	3,244	50,477
McDermott International, Inc.(1)	1,616	20,555
National Oilwell Varco, Inc.	20,390	1,389,171
Oceaneering International, Inc.	34,768	2,210,897
Patterson-UTI Energy, Inc.	16,900	394,446
Petrofac Ltd.	22,071	486,840
Petroleum Geo-Services ASA	74,127	1,168,585
RigNet, Inc.(1)	835	16,383
Schlumberger Ltd.	34,983	2,723,426
Technip SA	8,145	882,172
Tetra Technologies, Inc.(1)	6,203	57,254

		14,790,163

FOOD AND STAPLES RETAILING — 1.8%
Almacenes Exito SA	19,161	370,006
Andersons, Inc. (The)	1,799	88,295
BIM Birlesik Magazalar AS	8,490	402,353
Brazil Pharma SA	29,800	234,859

Carrefour SA	44,216	1,205,323
Clicks Group Ltd.	64,677	425,110
Costco Wholesale Corp.	41,452	4,198,673
CP ALL PCL	971,700	1,543,288
CVS Caremark Corp.	94,763	4,844,285
Eurocash SA	31,774	530,033
Jeronimo Martins SGPS SA	40,345	804,044
Kroger Co. (The)	37,850	1,105,598
Lawson, Inc.	8,800	654,137
Magnit OJSC GDR	63,172	2,679,756
SYSCO Corp.	28,337	911,318
United Natural Foods, Inc.(1)	1,224	61,959
Village Super Market, Inc., Class A	1,645	53,874
Wal-Mart de Mexico SAB de CV	113,945	357,067
Wal-Mart Stores, Inc.	97,743	6,918,250
Weis Markets, Inc.	1,734	70,158
Whole Foods Market, Inc.	34,604	2,962,794

		30,421,180

FOOD PRODUCTS — 1.2%
Annie's, Inc.(1)	6,572	275,761
Associated British Foods plc	31,402	882,263
Campbell Soup Co.	3,571	146,982
ConAgra Foods, Inc.	13,049	445,101
Dean Foods Co.(1)	111,782	1,855,581
Dole Food Co., Inc.(1)	2,832	31,719
General Mills, Inc.	40,285	1,863,181
Hain Celestial Group, Inc. (The)(1)	13,208	723,138
Hershey Co. (The)	5,004	417,033
Ingredion, Inc.	8,442	558,861
J&J Snack Foods Corp.	2,043	141,417
Kellogg Co.	5,516	333,718
Kraft Foods Group, Inc.	27,522	1,333,991
Mead Johnson Nutrition Co.	29,975	2,245,427
Mondelez International, Inc. Class A	26,550	734,108
Nestle SA	42,302	2,956,130
Orion Corp.(1)	679	670,958
Post Holdings, Inc.(1)	2,098	81,109
Snyders-Lance, Inc.	1,693	41,919
Tata Global Beverages Ltd.	133,528	307,283
TreeHouse Foods, Inc.(1)	1,067	62,302
Unilever plc	84,283	3,360,201

		19,468,183

GAS UTILITIES — 0.1%
AGL Resources, Inc.	29,708	1,187,132
Laclede Group, Inc. (The)	844	34,401
ONEOK, Inc.	15,181	682,993
Southwest Gas Corp.	1,329	60,204
WGL Holdings, Inc.	5,239	220,929

		2,185,659

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.8%
Abaxis, Inc.	822	34,869

Abbott Laboratories	108,743	3,674,426
Align Technology, Inc.(1)	2,205	69,325
Analogic Corp.	404	29,973
Arthrocare Corp.(1)	846	29,542
Becton, Dickinson and Co.	20,399	1,796,336
Boston Scientific Corp.(1)	67,385	497,975
CareFusion Corp.(1)	62,918	2,059,935
Cie Generale d'Optique Essilor International SA	11,897	1,227,814
Coloplast A/S B Shares	16,925	882,750
Conceptus, Inc.(1)	1,189	26,550
Cooper Cos., Inc. (The)	11,401	1,209,190
Covidien plc	8,833	561,514
Cyberonics, Inc.(1)	903	41,312
DENTSPLY International, Inc.	8,439	349,543
DexCom, Inc.(1)	2,292	34,220
Edwards Lifesciences Corp.(1)	6,018	517,127
Endologix, Inc.(1)	1,742	26,235
Haemonetics Corp.(1)	2,252	92,895
HeartWare International, Inc.(1)	460	39,293
ICU Medical, Inc.(1)	468	26,564
IDEXX Laboratories, Inc.(1)	13,925	1,282,771
Insulet Corp.(1)	1,655	37,353
Integra LifeSciences Holdings Corp.(1)	969	39,477
Masimo Corp.	1,793	35,591
Medtronic, Inc.	130,483	5,866,516
Meridian Bioscience, Inc.	1,514	32,097
Mettler-Toledo International, Inc.(1)	3,578	761,398
Neogen Corp.(1)	829	38,814
NxStage Medical, Inc.(1)	2,212	24,819
Orthofix International NV(1)	3,540	131,900
ResMed, Inc.	8,650	384,839
St. Jude Medical, Inc.	56,580	2,319,780
STERIS Corp.	20,545	801,255
Stryker Corp.	34,143	2,181,055
Sysmex Corp.	16,100	844,169
Utah Medical Products, Inc.	1,501	62,216
Volcano Corp.(1)	1,818	39,342
West Pharmaceutical Services, Inc.	721	43,563
Zimmer Holdings, Inc.	27,949	2,095,057

		30,249,400

HEALTH CARE PROVIDERS AND SERVICES — 0.8%
Acadia Healthcare Co., Inc.(1)	825	22,456
Accretive Health, Inc.(1)	1,516	14,523
Aetna, Inc.	22,930	1,082,067
Air Methods Corp.	1,182	52,942
AmerisourceBergen Corp.	28,268	1,334,250
Bio-Reference Labs, Inc.(1)	1,019	26,983
Catamaran Corp.(1)	54,060	2,903,563
Centene Corp.(1)	1,589	71,537
Chemed Corp.	610	47,086
CIGNA Corp.	7,412	433,305
Community Health Systems, Inc.	842	35,583
Emeritus Corp.(1)	1,192	33,960

Express Scripts Holding Co.(1)	37,646	2,142,434
Health Management Associates, Inc., Class A(1)	3,478	38,223
HealthSouth Corp.(1)	5,220	125,906
Humana, Inc.	9,992	682,054
IPC The Hospitalist Co., Inc.(1)	622	25,937
Landauer, Inc.	403	23,660
LifePoint Hospitals, Inc.(1)	25,663	1,131,482
Magellan Health Services, Inc.(1)	534	27,533
MWI Veterinary Supply, Inc.(1)	403	50,883
National Healthcare Corp.	975	45,211
Owens & Minor, Inc.	3,907	118,968
Patterson Cos., Inc.	20,661	750,821
Quest Diagnostics, Inc.	20,622	1,158,338
Team Health Holdings, Inc.(1)	1,073	35,935
VCA Antech, Inc.(1)	1,151	25,276
WellCare Health Plans, Inc.(1)	737	42,149
WellPoint, Inc.	18,780	1,167,740

		13,650,805

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	2,658	33,810
athenahealth, Inc.(1)	1,068	100,168
Cerner Corp.(1)	14,945	1,307,090
Computer Programs & Systems, Inc.	460	23,984
HMS Holdings Corp.(1)	2,600	75,374
Medidata Solutions, Inc.(1)	613	31,949
Quality Systems, Inc.	1,560	28,891

		1,601,266

HOTELS, RESTAURANTS AND LEISURE — 1.1%
AFC Enterprises, Inc.(1)	2,955	88,650
Bally Technologies, Inc.(1)	6,942	331,481
Bob Evans Farms, Inc.	539	21,937
Carnival Corp.	37,106	1,327,282
Carnival plc	4,643	174,542
CEC Entertainment, Inc.	19,833	599,948
Cedar Fair LP	3,133	118,553
Compass Group plc	70,197	852,471
Cracker Barrel Old Country Store, Inc.	7,058	531,326
Dunkin' Brands Group, Inc.	16,294	605,322
InterContinental Hotels Group plc	22,907	665,135
International Game Technology	93,803	1,495,220
International Speedway Corp., Class A	7,215	217,460
Las Vegas Sands Corp.	4,000	205,960
Life Time Fitness, Inc.(1)	1,196	50,400
Marriott International, Inc. Class A	32,484	1,281,494
McDonald's Corp.	25,623	2,457,246
Minor International PCL	959,900	814,705
Norwegian Cruise Line Holdings Ltd.(1)	17,946	555,967
Orient-Express Hotels Ltd. Class A(1)	4,649	48,024
Panera Bread Co., Class A(1)	3,422	550,771
Papa John's International, Inc.(1)	1,825	94,918
Paradise Co. Ltd.	28,971	521,723
Red Robin Gourmet Burgers, Inc.(1)	1,001	42,923

Royal Caribbean Cruises Ltd.	13,075	455,925
Sands China Ltd.	147,200	701,305
Six Flags Entertainment Corp.	1,647	110,036
Starbucks Corp.	22,181	1,215,962
Vail Resorts, Inc.	843	46,567
Whitbread plc	40,473	1,549,111
WMS Industries, Inc.(1)	1,418	35,507
Wyndham Worldwide Corp.	3,700	222,888

		17,990,759

HOUSEHOLD DURABLES — 0.6%
Cavco Industries, Inc.(1)	1,730	78,040
CSS Industries, Inc.	2,558	61,418
D.R. Horton, Inc.	17,200	383,560
Garmin Ltd.	48,443	1,663,533
Haier Electronics Group Co. Ltd.(1)	338,000	610,140
Harman International Industries, Inc.	10,457	443,900
Helen of Troy Ltd.(1)	938	34,781
Lennar Corp., Class A	25,613	988,406
Libbey, Inc.(1)	2,282	41,875
M.D.C. Holdings, Inc.	4,991	191,804
M/I Homes, Inc.(1)	8,100	185,490
Mohawk Industries, Inc.(1)	11,857	1,257,079
MRV Engenharia e Participacoes SA	64,100	411,271
Newell Rubbermaid, Inc.	90,487	2,111,966
PulteGroup, Inc.(1)	24,800	475,664
Standard Pacific Corp.(1)	20,973	170,720
Toll Brothers, Inc.(1)	34,360	1,172,363
TRI Pointe Homes, Inc.(1)	2,436	44,822
Tupperware Brands Corp.	756	59,142

		10,385,974

HOUSEHOLD PRODUCTS — 1.0%
Central Garden and Pet Co.(1)	3,781	33,008
Church & Dwight Co., Inc.	27,649	1,713,132
Clorox Co.	5,634	473,312
Colgate-Palmolive Co.	10,224	1,169,932
Energizer Holdings, Inc.	23,369	2,148,312
Henkel AG & Co. KGaA Preference Shares	7,770	684,830
Kimberly-Clark Corp.	5,712	538,527
LG Household & Health Care Ltd.	1,166	668,701
Procter & Gamble Co. (The)	75,287	5,735,364
Svenska Cellulosa AB B Shares	63,281	1,546,947
Unicharm Corp.	27,400	1,587,421

		16,299,486

INDUSTRIAL CONGLOMERATES — 0.8%
Alfa SAB de CV, Series A	206,162	496,002
Danaher Corp.	67,252	4,142,723
General Electric Co.	344,397	7,996,898
Koninklijke Philips Electronics NV	24,212	686,569
Raven Industries, Inc.	2,340	66,058

		13,388,250

INSURANCE — 2.8%
ACE Ltd.	8,913	761,081
Aflac, Inc.	49,975	2,496,251
AIA Group Ltd.	295,800	1,281,510
Allied World Assurance Co. Holdings AG	15,494	1,360,528
Allstate Corp. (The)	97,146	4,470,659
Alterra Capital Holdings Ltd.	2,780	85,179
American Equity Investment Life Holding Co.	2,456	34,089
American International Group, Inc.(1)	67,765	2,575,748
Amtrust Financial Services, Inc.	1,081	35,943
Aon plc	10,750	656,717
Aspen Insurance Holdings Ltd.	1,639	58,775
Assurant, Inc.	3,637	152,718
Axis Capital Holdings Ltd.	53,397	2,174,860
Baldwin & Lyons, Inc., Class B	2,747	63,978
Berkshire Hathaway, Inc., Class B(1)	33,736	3,446,470
Chubb Corp. (The)	21,137	1,776,142
Cincinnati Financial Corp.	12,930	581,979
Discovery Holdings Ltd.	93,098	775,610
Hanover Insurance Group, Inc. (The)	909	38,796
HCC Insurance Holdings, Inc.	32,479	1,299,160
Infinity Property & Casualty Corp.	1,815	101,985
Loews Corp.	21,560	929,452
Marsh & McLennan Cos., Inc.	24,541	911,453
MetLife, Inc.	110,491	3,915,801
Muenchener Rueckversicherungs AG	16,211	2,914,319
National Financial Partners Corp.(1)	1,741	34,228
Ping An Insurance Group Co. H Shares	150,000	1,255,222
Platinum Underwriters Holdings Ltd.	1,377	72,816
Powszechny Zaklad Ubezpieczen SA	2,511	318,419
Primerica, Inc.	793	24,956
Principal Financial Group, Inc.	37,758	1,193,530
ProAssurance Corp.	2,011	94,296
Prudential Financial, Inc.	23,950	1,330,901
Reinsurance Group of America, Inc.	23,642	1,359,415
Sampo A Shares	18,560	685,980
Symetra Financial Corp.	37,352	491,926
Torchmark Corp.	4,340	243,865
Travelers Cos., Inc. (The)	72,093	5,797,719
United Fire Group, Inc.	2,994	73,592
Unum Group	26,552	649,727

		46,525,795

INTERNET AND CATALOG RETAIL — 0.5%
Amazon.com, Inc.(1)	8,644	2,284,350
Expedia, Inc.	63,508	4,054,351
HSN, Inc.	1,928	103,148
priceline.com, Inc.(1)	1,460	1,003,867
Rakuten, Inc.	85,292	737,068

		8,182,784

INTERNET SOFTWARE AND SERVICES — 0.9%
Angie's List, Inc.(1)	3,911	66,722
Blucora, Inc.(1)	1,967	30,488

CoStar Group, Inc.(1)	1,217	122,601
eBay, Inc.(1)	44,250	2,419,590
Equinix, Inc.(1)	3,092	654,113
Google, Inc., Class A(1)	7,293	5,843,152
LinkedIn Corp., Class A(1)	7,720	1,298,350
Mail.ru Group Ltd. GDR	11,834	397,386
Market Leader, Inc.(1)	4,824	35,890
NIC, Inc.	2,331	41,305
OpenTable, Inc.(1)	1,235	68,666
Perficient, Inc.(1)	2,295	26,576
Rackspace Hosting, Inc.(1)	16,603	927,443
Telecity Group plc	80,794	1,146,016
Tencent Holdings Ltd.	49,600	1,715,241
ValueClick, Inc.(1)	4,171	111,240
Web.com Group, Inc.(1)	6,241	106,596
Yahoo Japan Corp.	2,396	1,014,597

		16,025,972

IT SERVICES — 1.1%
Accenture plc, Class A	17,219	1,280,405
Alliance Data Systems Corp.(1)	17,200	2,729,468
Cognizant Technology Solutions Corp., Class A(1)	8,837	678,417
Computer Task Group, Inc.(1)	1,859	36,994
Convergys Corp.	1,019	16,905
DST Systems, Inc.	2,345	159,272
FleetCor Technologies, Inc.(1)	1,559	108,834
Global Payments, Inc.	2,730	131,613
Heartland Payment Systems, Inc.	3,526	109,659
International Business Machines Corp.	39,547	7,942,224
MasterCard, Inc., Class A	5,176	2,680,236
MAXIMUS, Inc.	1,145	83,333
SAIC, Inc.	48,684	575,445
SYKES Enterprises, Inc.(1)	4,483	66,617
Teradata Corp.(1)	19,612	1,138,673
WEX, Inc.(1)	1,003	75,235

		17,813,330

LEISURE EQUIPMENT AND PRODUCTS — 0.2%
Brunswick Corp.	2,615	95,291
Hasbro, Inc.	28,095	1,124,362
Mattel, Inc.	21,279	867,119
Merida Industry Co. Ltd.	123,000	601,419
Polaris Industries, Inc.	937	81,866

		2,770,057

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	16,827	697,984
Covance, Inc.(1)	8,458	563,218
Life Technologies Corp.(1)	19,706	1,145,510
Luminex Corp.(1)	1,716	28,966
PAREXEL International Corp.(1)	1,601	55,539
Waters Corp.(1)	8,296	769,205

		3,260,422

MACHINERY — 1.3%
Altra Holdings, Inc.	4,171	107,362
Barnes Group, Inc.	1,741	46,328
Briggs & Stratton Corp.	2,723	66,605
Caterpillar, Inc.	7,816	721,964
Chart Industries, Inc.(1)	8,108	588,316
CLARCOR, Inc.	993	50,633
Crane Co.	8,763	471,274
Deere & Co.	4,058	356,414
Dover Corp.	12,710	932,279
Dynamic Materials Corp.	4,202	71,014
FANUC Corp.	4,700	725,612
Flowserve Corp.	3,330	534,465
FreightCar America, Inc.	2,361	49,652
Gardner Denver, Inc.	356	25,272
IDEX Corp.	930	47,365
Ingersoll-Rand plc	17,400	916,110
ITT Corp.	27,658	728,235
John Bean Technologies Corp.	2,116	38,998
Joy Global, Inc.	7,175	454,465
Kaydon Corp.	26,813	670,593
Kennametal, Inc.	2,569	103,993
Kone Oyj	13,871	1,122,775
Kubota Corp.	123,000	1,484,917
Lincoln Electric Holdings, Inc.	7,942	445,149
Lindsay Corp.	1,704	145,607
Marcopolo SA Preference Shares	70,700	473,262
Middleby Corp.(1)	1,383	206,496
Mitsubishi Heavy Industries Ltd.	166,000	920,531
Mueller Industries, Inc., Class A	559	29,728
Mueller Water Products, Inc. Class A	11,598	65,181
PACCAR, Inc.	16,400	777,852
Parker-Hannifin Corp.	36,778	3,474,785
Standex International Corp.	1,036	55,758
Titan International, Inc.	2,349	49,587
Trinity Industries, Inc.	17,931	775,336
Valmont Industries, Inc.	8,030	1,265,126
Volvo AB B Shares	103,607	1,553,929
WABCO Holdings, Inc.(1)	5,999	412,251
Woodward, Inc.	17,039	637,770

		21,602,989

MEDIA — 1.8%
Belo Corp. Class A	7,070	61,085
CBS Corp., Class B	57,696	2,503,429
Charter Communications, Inc., Class A(1)	4,293	370,872
Comcast Corp., Class A	205,175	8,163,913
Discovery Communications, Inc. Class A(1)	14,624	1,072,378
E.W. Scripps Co. (The), Class A(1)	5,359	57,931
Entercom Communications Corp., Class A(1)	9,483	71,217
Entravision Communications Corp., Class A	36,761	73,522
Focus Media Holding Ltd. ADR	12,393	312,427
Kabel Deutschland Holding AG	18,057	1,566,041
Liberty Global, Inc. Class A(1)	20,340	1,401,223

LIN TV Corp., Class A(1)	5,615	63,842
Naspers Ltd. N Shares	14,569	941,949
Nexstar Broadcasting Group, Inc. Class A	3,486	51,802
Publicis Groupe SA	10,504	694,177
ReachLocal, Inc.(1)	1,342	16,815
Regal Entertainment Group Class A	5,137	80,497
Scripps Networks Interactive, Inc. Class A	23,442	1,478,018
SES SA	45,756	1,408,592
Sirius XM Radio, Inc.	267,407	828,962
Sky Deutschland AG(1)	109,336	699,729
Thomson Reuters Corp.	16,701	510,717
Time Warner Cable, Inc.	41,943	3,623,456
Time Warner, Inc.	36,630	1,947,617
Viacom, Inc., Class B	29,508	1,725,038

		29,725,249

METALS AND MINING — 0.8%
Antofagasta plc	18,230	302,278
BHP Billiton Ltd.	76,285	2,888,544
Carpenter Technology Corp.	6,653	314,221
Century Aluminum Co.(1)	4,410	35,765
Coeur d'Alene Mines Corp.(1)	29,825	566,973
Compass Minerals International, Inc.	1,552	114,414
Freeport-McMoRan Copper & Gold, Inc.	36,910	1,178,167
Haynes International, Inc.	989	50,934
Kaiser Aluminum Corp.	262	16,045
Koza Altin Isletmeleri AS	21,924	519,200
Lonmin plc(1)	84,981	460,246
Newmont Mining Corp.	21,835	879,732
Nucor Corp.	40,906	1,842,815
Rio Tinto plc	45,733	2,456,719
Schnitzer Steel Industries, Inc. Class A	2,472	70,724
Southern Copper Corp.	17,412	658,000
Vale SA Preference Shares	24,600	454,244
Worthington Industries, Inc.	6,560	185,910

		12,994,931

MULTI-UTILITIES — 0.3%
Avista Corp.	2,967	77,706
DTE Energy Co.	7,543	503,872
NorthWestern Corp.	678	26,429
PG&E Corp.	53,963	2,300,982
Public Service Enterprise Group, Inc.	73,151	2,383,991
Wisconsin Energy Corp.	5,967	246,437

		5,539,417

MULTILINE RETAIL — 0.3%
Dillard's, Inc., Class A	11,218	893,850
Kohl's Corp.	11,210	516,781
Macy's, Inc.	24,320	999,552
SACI Falabella	50,874	595,322
Saks, Inc.(1)	2,994	34,132
Target Corp.	44,823	2,822,056

		5,861,693

OIL, GAS AND CONSUMABLE FUELS — 3.9%
Alliance Resource Partners LP	1,329	82,518
Alon USA Energy, Inc.	2,236	43,580
Alon USA Partners LP(1)	2,172	59,274
Apache Corp.	27,530	2,044,653
Berry Petroleum Co., Class A	756	34,602
BG Group plc	73,089	1,292,303
Bill Barrett Corp.(1)	1,256	22,671
Bonanza Creek Energy, Inc.(1)	1,549	52,403
Cabot Oil & Gas Corp.	28,473	1,764,472
Calumet Specialty Products Partners LP	7,257	278,378
Chevron Corp.	62,341	7,303,248
China Shenhua Energy Co. Ltd. H Shares	132,000	500,387
CNOOC Ltd.	407,000	799,768
Concho Resources, Inc.(1)	9,610	864,516
ConocoPhillips	5,055	292,937
Delek US Holdings, Inc.	2,936	109,689
Devon Energy Corp.	15,682	850,905
Dragon Oil plc	47,176	441,219
Encana Corp.	43,771	787,347
ENI SpA	40,068	913,346
EOG Resources, Inc.	11,452	1,439,631
EQT Corp.	3,030	191,163
EQT Midstream Partners LP	1,560	59,186
Exxaro Resources Ltd.	17,575	335,049
Exxon Mobil Corp.	210,670	18,865,498
Global Partners LP	1,248	42,120
Gulfport Energy Corp.(1)	5,340	218,673
Hugoton Royalty Trust	5,040	40,118
Imperial Oil Ltd.	49,680	2,065,724
Kodiak Oil & Gas Corp.(1)	71,659	637,765
Kunlun Energy Co. Ltd.	508,000	1,053,257
Marathon Petroleum Corp.	33,056	2,739,681
Murphy Oil Corp.	13,420	817,010
Noble Energy, Inc.	11,283	1,250,495
NovaTek OAO GDR	5,663	656,908
Oasis Petroleum, Inc.(1)	14,874	545,876
Occidental Petroleum Corp.	26,039	2,143,791
Pacific Coast Oil Trust	4,925	93,427
Pacific Rubiales Energy Corp.	13,559	331,990
PBF Energy, Inc.(1)	2,923	122,035
Peabody Energy Corp.	11,141	240,200
Rosetta Resources, Inc.(1)	2,948	143,509
Royal Dutch Shell plc, Class A	40,700	1,337,961
Southwestern Energy Co.(1)	23,812	816,037
Spectra Energy Partners LP	9,673	357,127
Statoil ASA	85,015	2,113,268
Suncor Energy, Inc.	55,177	1,669,104
Tesoro Corp.	22,038	1,239,417
Tesoro Logistics LP	751	37,475
Total SA ADR	26,410	1,321,028
Vaalco Energy, Inc.(1)	4,642	37,647
Valero Energy Corp.	71,451	3,257,451

W&T Offshore, Inc.	860	12,780
Western Refining, Inc.	40,329	1,447,408

		66,218,025

PAPER AND FOREST PRODUCTS — 0.1%
Boise Cascade Co.(1)	1,283	34,769
Buckeye Technologies, Inc.	869	24,097
Clearwater Paper Corp.(1)	1,765	85,408
International Paper Co.	23,540	1,035,996
KapStone Paper and Packaging Corp.	6,353	169,244
Louisiana-Pacific Corp.(1)	3,629	76,100
Neenah Paper, Inc.	1,950	56,940

		1,482,554

PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. (The), Class A	13,224	847,658
Hengan International Group Co. Ltd.	59,000	598,703
Hypermarcas SA(1)	45,500	402,039
L'Oreal SA	5,757	860,963
Nu Skin Enterprises, Inc., Class A	32,623	1,344,068

		4,053,431

PHARMACEUTICALS — 3.5%
AbbVie, Inc.	84,584	3,122,841
Actavis, Inc.(1)	13,489	1,148,723
Akorn, Inc.(1)	1,823	25,157
Allergan, Inc.	9,450	1,024,569
Aspen Pharmacare Holdings Ltd.	38,833	702,961
Auxilium Pharmaceuticals, Inc.(1)	1,635	27,877
Bristol-Myers Squibb Co.	86,367	3,192,988
Eli Lilly & Co.	86,304	4,717,377
Hospira, Inc.(1)	26,939	792,815
Impax Laboratories, Inc.(1)	3,881	76,960
Jazz Pharmaceuticals plc(1)	1,263	73,481
Johnson & Johnson	154,654	11,770,716
Medicines Co. (The)(1)	1,675	53,282
Merck & Co., Inc.	169,907	7,260,126
Nektar Therapeutics(1)	3,009	27,893
Novartis AG	29,917	2,031,598
Novo Nordisk A/S B Shares	15,252	2,663,656
Optimer Pharmaceuticals, Inc.(1)	1,927	23,355
Perrigo Co.	15,100	1,708,867
Pfizer, Inc.	385,095	10,540,050
Questcor Pharmaceuticals, Inc.	1,738	56,659
Roche Holding AG	17,617	4,035,389
Sanofi	33,029	3,129,722
Santarus, Inc.(1)	1,803	23,926
VIVUS, Inc.(1)	3,211	34,422
Zoetis, Inc.(1)	14,048	469,906

		58,735,316

PROFESSIONAL SERVICES — 0.4%
Adecco SA	22,577	1,287,465
Barrett Business Services, Inc.	2,060	89,981
Capita Group plc (The)	94,592	1,181,729

CDI Corp.	5,300	87,238
Dun & Bradstreet Corp.	26,049	2,099,549
Equifax, Inc.	7,147	393,943
Experian plc	41,722	692,440
Huron Consulting Group, Inc.(1)	1,783	69,876
Kforce, Inc.	4,739	68,905
On Assignment, Inc.(1)	5,098	111,442
SGS SA	301	764,944

		6,847,512

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.4%
American Campus Communities, Inc.	21,154	956,161
American Tower Corp.	12,217	948,039
Annaly Capital Management, Inc.	35,344	547,479
Apartment Investment & Management Co., Class A	25,065	742,425
Apollo Commercial Real Estate Finance, Inc.	1,878	32,396
Associated Estates Realty Corp.	2,427	42,424
AvalonBay Communities, Inc.	8,722	1,088,767
BioMed Realty Trust, Inc.	3,345	70,646
Boston Properties, Inc.	14,019	1,456,294
Brandywine Realty Trust	3,933	54,079
BRE Properties, Inc.	5,500	267,355
Camden Property Trust	11,247	777,618
Campus Crest Communities, Inc.	5,771	72,368
Capstead Mortgage Corp.	2,604	32,654
CBL & Associates Properties, Inc.	8,683	197,451
Chimera Investment Corp.	12,609	37,575
Colony Financial, Inc.	2,076	45,983
CommonWealth REIT	5,837	147,384
Corrections Corp. of America	17,590	674,577
CreXus Investment Corp.	1,907	25,382
DCT Industrial Trust, Inc.	42,555	308,949
DDR Corp.	28,986	500,588
DiamondRock Hospitality Co.	16,756	149,799
Digital Realty Trust, Inc.	17,344	1,161,701
Douglas Emmett, Inc.	26,100	639,711
Duke Realty Corp.	34,789	562,190
Equity Lifestyle Properties, Inc.	585	43,109
Equity One, Inc.	16,800	394,968
Equity Residential	22,847	1,257,499
Essex Property Trust, Inc.	3,809	567,503
Extra Space Storage, Inc.	8,020	300,269
First Industrial Realty Trust, Inc.(1)	9,175	145,607
General Growth Properties, Inc.	25,038	479,227
Government Properties Income Trust	1,019	26,963
Hatteras Financial Corp.	1,142	30,480
HCP, Inc.	42,939	2,098,858
Health Care REIT, Inc.	16,598	1,064,596
Healthcare Realty Trust, Inc.	1,280	34,048
Hersha Hospitality Trust	13,982	78,439
Highwoods Properties, Inc.	2,146	78,329
Host Hotels & Resorts, Inc.	76,936	1,282,523
Hudson Pacific Properties, Inc.	7,552	170,449
Kilroy Realty Corp.	17,342	914,964

Kimco Realty Corp.	38,724	843,022
LaSalle Hotel Properties	18,228	462,809
Lexington Realty Trust	5,775	66,182
Link Real Estate Investment Trust (The)	148,844	795,501
Macerich Co. (The)	12,668	761,473
Mack-Cali Realty Corp.	2,894	82,132
Medical Properties Trust, Inc.	1,730	25,120
MFA Financial, Inc.	3,766	33,442
National Retail Properties, Inc.	3,752	129,256
Newcastle Investment Corp.	61,340	684,554
Omega Healthcare Investors, Inc.	5,978	167,324
Pebblebrook Hotel Trust	12,984	310,447
PennyMac Mortgage Investment Trust	2,358	59,940
Piedmont Office Realty Trust, Inc., Class A	53,465	1,051,122
Post Properties, Inc.	8,100	386,694
ProLogis, Inc.	41,464	1,614,608
PS Business Parks, Inc.	798	59,044
Public Storage	8,900	1,345,769
RLJ Lodging Trust	3,158	67,550
Sabra Health Care REIT, Inc.	2,266	59,890
Simon Property Group, Inc.	32,963	5,236,502
SL Green Realty Corp.	5,139	419,445
Sovran Self Storage, Inc.	1,318	80,187
Summit Hotel Properties, Inc.	3,438	33,005
Sun Communities, Inc.	795	36,991
Sunstone Hotel Investors, Inc.(1)	46,851	530,822
Taubman Centers, Inc.	8,023	615,525
UDR, Inc.	25,656	612,152
Urstadt Biddle Properties, Inc., Class A	2,935	62,017
Ventas, Inc.	31,456	2,226,456
Vornado Realty Trust	13,539	1,085,963
Washington Real Estate Investment Trust	1,265	35,028
Weingarten Realty Investors	17,600	539,440

		41,027,238

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
BR Malls Participacoes SA	105,700	1,367,040
BR Properties SA	59,900	744,438
CBRE Group, Inc.(1)	79,398	1,919,050
China Overseas Land & Investment Ltd.	440,000	1,336,067
Daito Trust Construction Co. Ltd.	13,900	1,244,686
Forest City Enterprises, Inc. Class A(1)	12,800	205,312
Mitsubishi Estate Co. Ltd.	84,000	2,093,430
Realogy Holdings Corp.(1)	6,605	296,234

		9,206,257

ROAD AND RAIL — 0.7%
AMERCO, Inc.	230	34,663
Canadian Pacific Railway Ltd.	16,447	2,000,752
Canadian Pacific Railway Ltd. New York Shares	17,619	2,141,061
Celadon Group, Inc.	3,144	62,660
Genesee & Wyoming, Inc. Class A(1)	11,519	1,031,181
Heartland Express, Inc.	64,802	879,363
Kansas City Southern	24,421	2,514,630

Marten Transport Ltd.	4,420	91,494
Saia, Inc.(1)	1,336	42,926
Union Pacific Corp.	26,771	3,670,572
Werner Enterprises, Inc.	1,482	34,116

		12,503,418

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Analog Devices, Inc.	8,035	363,343
Applied Materials, Inc.	312,304	4,278,565
ARM Holdings plc	154,530	2,238,804
ASML Holding NV	32,503	2,313,517
Avago Technologies Ltd.	19,658	672,697
Broadcom Corp., Class A	70,023	2,388,484
Cirrus Logic, Inc.(1)	2,388	57,407
Cypress Semiconductor Corp.	8,889	93,601
Diodes, Inc.(1)	8,030	160,038
Freescale Semiconductor Ltd.(1)	25,101	387,308
Intel Corp.	69,385	1,446,677
Intersil Corp., Class A	8,706	73,914
KLA-Tencor Corp.	46,156	2,527,503
Linear Technology Corp.	32,763	1,252,857
M/A-COM Technology Solutions Holdings, Inc.(1)	3,069	49,718
MediaTek, Inc.	35,000	393,746
Microchip Technology, Inc.	10,214	372,505
MKS Instruments, Inc.	3,490	94,719
Nanometrics, Inc.(1)	8,120	119,770
NXP Semiconductor NV(1)	20,552	664,241
ON Semiconductor Corp.(1)	7,398	59,184
Photronics, Inc.(1)	8,679	57,629
Power Integrations, Inc.	1,452	60,708
Samsung Electronics Co. Ltd.	6,557	9,349,625
Semtech Corp.(1)	2,708	82,784
Skyworks Solutions, Inc.(1)	5,227	111,335
Spansion, Inc., Class A(1)	8,654	101,771
Taiwan Semiconductor Manufacturing Co. Ltd.	1,059,500	3,733,569
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	96,761	1,765,888
Teradyne, Inc.(1)	112,115	1,879,047
Texas Instruments, Inc.	56,973	1,958,162
Ultratech, Inc.(1)	3,024	123,923
Xilinx, Inc.	49,268	1,836,218

		41,069,257

SOFTWARE — 2.3%
Activision Blizzard, Inc.	18,649	266,681
Adobe Systems, Inc.(1)	60,050	2,359,965
Aspen Technology, Inc.(1)	4,206	129,377
Bottomline Technologies (de), Inc.(1)	2,178	59,089
CA, Inc.	58,659	1,436,559
Cadence Design Systems, Inc.(1)	56,456	799,417
Citrix Systems, Inc.(1)	19,680	1,395,312
CommVault Systems, Inc.(1)	17,236	1,274,602
Compuware Corp.(1)	5,024	58,329
Dassault Systemes SA	9,904	1,124,148
Electronic Arts, Inc.(1)	41,341	724,708

Interactive Intelligence, Inc.(1)	1,409	58,628
Mentor Graphics Corp.(1)	1,949	34,517
Microsoft Corp.	375,508	10,439,122
Monotype Imaging Holdings, Inc.	2,550	53,550
NetScout Systems, Inc.(1)	3,614	91,904
NetSuite, Inc.(1)	25,699	1,793,533
Oracle Corp.	282,433	9,676,155
PROS Holdings, Inc.(1)	1,870	48,732
PTC, Inc.(1)	2,450	56,693
QLIK Technologies, Inc.(1)	3,252	84,552
Salesforce.com, Inc.(1)	5,018	849,146
SAP AG	18,584	1,452,100
SolarWinds, Inc.(1)	1,255	70,857
Splunk, Inc.(1)	28,743	1,038,485
Symantec Corp.(1)	107,693	2,524,324
Synchronoss Technologies, Inc.(1)	1,177	35,510
Tangoe, Inc.(1)	3,444	47,079
Tyler Technologies, Inc.(1)	894	50,422
Ultimate Software Group, Inc.(1)	808	79,402
Websense, Inc.(1)	13,108	196,489

		38,309,387

SPECIALTY RETAIL — 2.0%
American Eagle Outfitters, Inc.	59,401	1,228,413
ANN, Inc.(1)	1,842	52,110
Asbury Automotive Group, Inc.(1)	2,739	92,469
Bed Bath & Beyond, Inc.(1)	7,778	441,402
Belle International Holdings Ltd.	208,000	382,980
Buckle, Inc. (The)	12,287	550,581
Cabela's, Inc.(1)	1,039	52,563
Chico's FAS, Inc.	25,935	440,376
Conn's, Inc.(1)	1,602	51,328
Destination Maternity Corp.	2,470	55,303
DSW, Inc., Class A	17,398	1,177,671
Fast Retailing Co. Ltd.	4,100	1,124,857
Foot Locker, Inc.	33,509	1,145,673
GameStop Corp., Class A	9,589	240,300
Gap, Inc. (The)	45,961	1,513,036
Genesco, Inc.(1)	1,462	85,790
GNC Holdings, Inc. Class A	53,594	2,197,354
Group 1 Automotive, Inc.	845	48,790
Haverty Furniture Cos., Inc.	1,403	25,745
Home Depot, Inc. (The)	67,406	4,617,311
Inditex SA	10,056	1,347,651
Lithia Motors, Inc., Class A	5,708	234,599
Lowe's Cos., Inc.	102,164	3,897,557
Lumber Liquidators Holdings, Inc.(1)	9,498	562,187
Men's Wearhouse, Inc. (The)	803	22,580
O'Reilly Automotive, Inc.(1)	11,526	1,172,655
Office Depot, Inc.(1)	7,836	31,579
OfficeMax, Inc.	2,052	24,562
Penske Automotive Group, Inc.	2,562	76,245
PetSmart, Inc.	54,053	3,519,391
Ross Stores, Inc.	18,150	1,051,974

Rue21, Inc.(1)	2,525	68,175
TJX Cos., Inc. (The)	58,594	2,634,972
Tractor Supply Co.	20,705	2,153,113
Ulta Salon Cosmetics & Fragrance, Inc.	9,866	873,733
Urban Outfitters, Inc.(1)	32,684	1,324,356

		34,519,381

TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
adidas AG	8,248	751,618
Burberry Group plc	23,858	498,026
Carter's, Inc.(1)	820	46,256
Cie Financiere Richemont SA	11,606	933,012
Crocs, Inc.(1)	5,353	81,152
Culp, Inc.	3,830	60,169
G-III Apparel Group Ltd.(1)	1,761	64,277
Hanesbrands, Inc.(1)	10,727	425,218
Iconix Brand Group, Inc.(1)	4,100	96,842
Luxottica Group SpA	21,478	997,124
Michael Kors Holdings Ltd.(1)	22,409	1,328,406
Movado Group, Inc.	3,227	116,301
Prada SpA	173,900	1,719,806
PVH Corp.	19,372	2,360,478
True Religion Apparel, Inc.	1,551	41,396
Under Armour, Inc. Class A(1)	10,150	500,192
Vera Bradley, Inc.(1)	4,694	118,289
VF Corp.	3,004	484,425

		10,622,987

THRIFTS AND MORTGAGE FINANCE — 0.2%
Brookline Bancorp., Inc.	3,548	32,287
Capitol Federal Financial, Inc.	63,018	745,503
Flushing Financial Corp.	2,374	37,509
Ocwen Financial Corp.(1)	53,427	2,106,092
Oritani Financial Corp.	3,746	55,104
People's United Financial, Inc.	64,692	847,465
Provident Financial Services, Inc.	2,369	35,511
Rockville Financial, Inc.	2,803	36,047
Simplicity Bancorp, Inc.	1,749	26,655
ViewPoint Financial Group, Inc.	7,801	162,651
Washington Federal, Inc.	1,884	33,064

		4,117,888

TOBACCO — 0.7%
Altria Group, Inc.	31,570	1,059,174
British American Tobacco plc	34,398	1,792,242
ITC Ltd.	205,753	1,114,897
Japan Tobacco, Inc.	42,900	1,353,787
Lorillard, Inc.	21,058	811,575
Philip Morris International, Inc.	52,325	4,800,819
Universal Corp.	28,618	1,596,598

		12,529,092

TRADING COMPANIES AND DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	1,859	80,699
Ashtead Group plc	73,264	572,398

Beacon Roofing Supply, Inc.(1)	2,727	100,626
DXP Enterprises, Inc.(1)	1,845	114,759
Edgen Group, Inc.(1)	2,530	20,291
Erickson Air-Crane, Inc.(1)	4,075	54,279
Fastenal Co.	16,940	874,612
H&E Equipment Services, Inc.	5,097	99,188
Kaman Corp.	1,619	56,503
Mitsubishi Corp.	70,600	1,400,727
PT AKR Corporindo Tbk	1,303,000	603,397
Titan Machinery, Inc.(1)	3,380	95,485
United Rentals, Inc.(1)	31,759	1,696,248
Watsco, Inc.	869	67,669
Wolseley plc	25,739	1,213,201

		7,050,082

TRANSPORTATION INFRASTRUCTURE — 0.2%
CCR SA	81,600	818,309
Grupo Aeroportuario del Sureste SAB de CV B Shares	27,245	359,630
Koninklijke Vopak NV	16,586	1,193,343
TAV Havalimanlari Holding AS(1)	101,046	615,089

		2,986,371

WATER UTILITIES†
Artesian Resources Corp., Class A	1,867	41,541
Cia de Saneamento de Minas Gerais-COPASA	20,258	525,025

		566,566

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Axiata Group Bhd	332,100	687,733
KDDI Corp.	19,650	1,475,499
Mobile Telesystems OJSC ADR	24,083	498,277
Rogers Communications, Inc., Class B	9,242	438,956
SBA Communications Corp., Class A(1)	51,512	3,663,534

		6,763,999

TOTAL COMMON STOCKS (Cost $791,790,926)		1,044,027,383

U.S. TREASURY SECURITIES — 11.5%

U.S. Treasury Bonds, 5.50%, 8/15/28	150,000	207,773
U.S. Treasury Bonds, 5.375%, 2/15/31	2,100,000	2,923,922
U.S. Treasury Bonds, 4.375%, 11/15/39	5,400,000	6,808,217
U.S. Treasury Bonds, 4.375%, 5/15/41	370,000	466,894
U.S. Treasury Bonds, 3.125%, 11/15/41	500,000	505,860
U.S. Treasury Bonds, 2.75%, 11/15/42	3,050,000	2,840,788
U.S. Treasury Bonds, 3.125%, 2/15/43	520,000	523,494
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	14,928,964	20,958,862
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	956,052	1,369,544
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	2,568,703	3,703,748
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	1,981,415	2,112,220
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	9,004,670	9,338,824
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	10,414,590	10,958,919
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	3,692,675	3,924,331
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	8,188,128	8,837,422
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	8,917,198	10,474,220

U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	2,335,872	2,783,154
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	10,495,900	12,370,405
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,501,034	6,283,215
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,572,367	1,711,791
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,496,075	2,721,698
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	4,575,666	4,945,293
U.S. Treasury Notes, 0.75%, 9/15/13	15,000,000	15,051,570
U.S. Treasury Notes, 1.25%, 4/15/14	1,100,000	1,113,191
U.S. Treasury Notes, 0.50%, 10/15/14	10,000,000	10,047,660
U.S. Treasury Notes, 1.375%, 11/30/15	500,000	514,414
U.S. Treasury Notes, 2.125%, 12/31/15	500,000	525,313
U.S. Treasury Notes, 0.375%, 1/15/16	8,000,000	8,010,624
U.S. Treasury Notes, 1.50%, 6/30/16	3,250,000	3,366,545
U.S. Treasury Notes, 0.75%, 6/30/17	3,000,000	3,016,407
U.S. Treasury Notes, 2.375%, 7/31/17	1,800,000	1,936,406
U.S. Treasury Notes, 0.75%, 10/31/17	2,350,000	2,356,242
U.S. Treasury Notes, 0.75%, 12/31/17(2)	5,700,000	5,706,680
U.S. Treasury Notes, 0.875%, 1/31/18	3,750,000	3,773,438
U.S. Treasury Notes, 0.75%, 2/28/18	700,000	699,617
U.S. Treasury Notes, 2.75%, 2/28/18	1,200,000	1,317,376
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	327,797
U.S. Treasury Notes, 1.375%, 11/30/18	2,000,000	2,049,062
U.S. Treasury Notes, 2.625%, 8/15/20	1,000,000	1,091,094
U.S. Treasury Notes, 2.125%, 8/15/21	7,150,000	7,454,990
U.S. Treasury Notes, 2.00%, 2/15/22	3,100,000	3,178,470
U.S. Treasury Notes, 1.625%, 8/15/22	1,450,000	1,427,004
U.S. Treasury Notes, 1.625%, 11/15/22	3,550,000	3,477,892
U.S. Treasury Notes, 2.00%, 2/15/23	900,000	909,563

TOTAL U.S. TREASURY SECURITIES (Cost $180,259,295)		194,121,949

CORPORATE BONDS — 8.4%

AEROSPACE AND DEFENSE — 0.1%
B/E Aerospace, Inc., 5.25%, 4/1/22	155,000	161,588
L-3 Communications Corp., 4.75%, 7/15/20	130,000	143,935
Lockheed Martin Corp., 4.25%, 11/15/19	220,000	248,306
Raytheon Co., 2.50%, 12/15/22	160,000	157,140
Triumph Group, Inc., 8.00%, 11/15/17	125,000	134,375
United Technologies Corp., 3.10%, 6/1/22	70,000	73,391
United Technologies Corp., 5.70%, 4/15/40	200,000	251,645
United Technologies Corp., 4.50%, 6/1/42	160,000	172,811

		1,343,191

AUTO COMPONENTS — 0.1%
Allison Transmission, Inc., 7.125%, 5/15/19(3)	150,000	160,500
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	375,000	387,191
Delphi Corp., 5.875%, 5/15/19	150,000	161,250
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	55,000	59,813
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	150,000	157,125
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	82,000	92,045
TRW Automotive, Inc., 8.875%, 12/1/17(3)	225,000	246,937
UCI International, Inc., 8.625%, 2/15/19	200,000	205,500

Visteon Corp., 6.75%, 4/15/19	70,000	74,900

		1,545,261

AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.375%, 3/18/13(3)	310,000	310,228
American Honda Finance Corp., 2.50%, 9/21/15(3)	390,000	406,133
American Honda Finance Corp., 1.50%, 9/11/17(3)	70,000	70,692
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	225,000	247,781
Daimler Finance North America LLC, 1.30%, 7/31/15(3)	230,000	231,398
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	310,000	323,560
Ford Motor Co., 4.75%, 1/15/43	60,000	57,305
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	200,000	221,229
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	105,000	132,703
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	105,000	119,097
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	500,000	571,388

		2,691,514

BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	610,000	808,058
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	260,000	255,529
Brown-Forman Corp., 3.75%, 1/15/43	50,000	49,017
Coca-Cola Co. (The), 1.80%, 9/1/16	260,000	269,466
Constellation Brands, Inc., 7.25%, 9/1/16	125,000	142,344
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	90,000	95,148
PepsiCo, Inc., 2.75%, 3/1/23	130,000	130,463
PepsiCo, Inc., 4.875%, 11/1/40	80,000	91,191
PepsiCo, Inc., 3.60%, 8/13/42	160,000	148,957
Pernod-Ricard SA, 2.95%, 1/15/17(3)	230,000	242,960
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)	310,000	323,691
United Technologies Corp., 6.05%, 6/1/36	72,000	92,509

		2,649,333

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	290,000	299,805
Amgen, Inc., 4.10%, 6/15/21	120,000	132,700
Amgen, Inc., 3.625%, 5/15/22	30,000	31,998
Amgen, Inc., 6.40%, 2/1/39	60,000	76,129
Amgen, Inc., 5.375%, 5/15/43	80,000	91,243
Celgene Corp., 3.25%, 8/15/22	130,000	131,382
Gilead Sciences, Inc., 4.40%, 12/1/21	190,000	213,911

		977,168

BUILDING PRODUCTS†
Masco Corp., 6.125%, 10/3/16	110,000	122,230
Masco Corp., 5.95%, 3/15/22	120,000	133,913
USG Corp., 8.375%, 10/15/18(3)	100,000	111,250

		367,393

CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	500,000	602,422
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	120,000	129,353
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	280,000	298,142
Dresdner Funding Trust I, 8.15%, 6/30/31(3)	210,000	215,250
E*TRADE Financial Corp., 6.75%, 6/1/16	130,000	139,425
Jefferies Group, Inc., 5.125%, 4/13/18	180,000	195,300

Merrill Lynch & Co., Inc., MTN, 5.45%, 7/15/14		125,000	132,039

			1,711,931

CHEMICALS — 0.2%
CF Industries, Inc., 6.875%, 5/1/18		160,000	195,354
Dow Chemical Co. (The), 5.90%, 2/15/15		320,000	351,404
Dow Chemical Co. (The), 2.50%, 2/15/16		200,000	208,766
Dow Chemical Co. (The), 4.25%, 11/15/20		100,000	110,233
Eastman Chemical Co., 2.40%, 6/1/17		130,000	135,582
Eastman Chemical Co., 3.60%, 8/15/22		250,000	260,568
Ecolab, Inc., 4.35%, 12/8/21		120,000	133,575
EI du Pont de Nemours & Co., 4.15%, 2/15/43		50,000	51,648
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		125,000	126,250
Ineos Finance plc, 9.00%, 5/15/15(3)		125,000	132,813
Ineos Finance plc, 8.375%, 2/15/19(3)		250,000	274,687
Ineos Finance plc, 7.50%, 5/1/20(3)		125,000	135,312
LyondellBasell Industries NV, 5.00%, 4/15/19		125,000	140,000
Momentive Performance Materials, Inc., 10.00%, 10/15/20		125,000	126,250
Momentive Performance Materials, Inc., 9.00%, 1/15/21		225,000	172,687

			2,555,129

COMMERCIAL BANKS — 0.5%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22	GBP	100,000	178,403
Bank of America N.A., 5.30%, 3/15/17		$1,470,000	1,649,305
Bank of Nova Scotia, 2.55%, 1/12/17		210,000	220,690
BB&T Corp., 5.70%, 4/30/14		140,000	148,368
BB&T Corp., 3.20%, 3/15/16		260,000	277,896
Capital One Financial Corp., 1.00%, 11/6/15		110,000	109,674
Capital One Financial Corp., 4.75%, 7/15/21		140,000	159,672
Co-Operative Bank plc, 4.75%, 11/11/21	GBP	100,000	175,520
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	211,183
Fifth Third Bancorp, 6.25%, 5/1/13		$240,000	242,330
HSBC Bank plc, 3.50%, 6/28/15(3)		230,000	243,863
Intesa Sanpaolo SpA, 3.875%, 1/16/18		50,000	49,195
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14		400,000	424,217
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16		420,000	439,189
Kreditanstalt fuer Wiederaufbau, MTN, 4.625%, 1/4/23	EUR	140,000	230,597
LBG Capital No.1 plc, 7.875%, 11/1/20(3)		$250,000	276,825
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(3)		265,000	240,487
Northern Trust Co. (The), 6.50%, 8/15/18		250,000	312,530
Regions Bank, 6.45%, 6/26/37		250,000	268,750
Regions Financial Corp., 5.75%, 6/15/15		75,000	81,656
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/29/17		300,000	274,500
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31		125,000	133,125
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		210,000	229,515
SunTrust Bank, 7.25%, 3/15/18		240,000	299,279
SunTrust Banks, Inc., 3.60%, 4/15/16		74,000	79,334
Toronto-Dominion Bank (The), 2.375%, 10/19/16		300,000	314,954
U.S. Bancorp., 3.44%, 2/1/16		180,000	190,317
U.S. Bancorp., MTN, 3.00%, 3/15/22		130,000	134,348
U.S. Bancorp., MTN, 2.95%, 7/15/22		60,000	59,955
Wachovia Bank N.A., 4.80%, 11/1/14		564,000	602,349
Wells Fargo & Co., 3.68%, 6/15/16		220,000	238,784
Wells Fargo & Co., 2.10%, 5/8/17		380,000	393,034

Wells Fargo & Co., 4.60%, 4/1/21	130,000	148,728

		9,038,572

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Ceridian Corp., 8.875%, 7/15/19(3)	180,000	203,850
Clean Harbors, Inc., 5.25%, 8/1/20	115,000	119,025
Emergency Medical Services Corp., 8.125%, 6/1/19	250,000	274,062
Iron Mountain, Inc., 8.375%, 8/15/21	225,000	248,063
Iron Mountain, Inc., 5.75%, 8/15/24	160,000	160,400
Republic Services, Inc., 3.80%, 5/15/18	100,000	110,271
Republic Services, Inc., 3.55%, 6/1/22	110,000	114,946
ServiceMaster Co., 8.00%, 2/15/20	250,000	266,250
Waste Management, Inc., 6.125%, 11/30/39	240,000	296,772

		1,793,639

COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	150,000	117,375
Avaya, Inc., 7.00%, 4/1/19(3)	145,000	139,200
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	190,588
CommScope, Inc., 8.25%, 1/15/19(3)	225,000	245,250
Crown Castle International Corp., 5.25%, 1/15/23	125,000	128,594
SBA Communications Corp., 5.625%, 10/1/19(3)	125,000	129,219

		950,226

COMPUTERS AND PERIPHERALS†
Dell, Inc., 2.30%, 9/10/15	100,000	99,387
Dell, Inc., 3.10%, 4/1/16	40,000	39,859
Hewlett-Packard Co., 2.60%, 9/15/17	390,000	390,927
Seagate Technology HDD Holdings, 6.80%, 10/1/16	100,000	113,000

		643,173

CONSTRUCTION MATERIALS — 0.1%
Associated Materials LLC, 9.125%, 11/1/17	100,000	104,875
Building Materials Corp. of America, 6.75%, 5/1/21(3)	115,000	123,769
HD Supply, Inc., 8.125%, 4/15/19(3)	50,000	56,563
HD Supply, Inc., 10.50%, 1/15/21(3)	120,000	124,350
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	57,000
Nortek, Inc., 8.50%, 4/15/21	125,000	138,437
Owens Corning, 4.20%, 12/15/22	140,000	143,765
Summit Materials LLC/Summit Materials Finance Corp., 10.50%, 1/31/20(3)	250,000	278,750
Vulcan Materials Co., 7.00%, 6/15/18	100,000	114,500

		1,142,009

CONSUMER FINANCE — 0.2%
American Express Centurion Bank, 6.00%, 9/13/17	250,000	299,324
American Express Credit Corp., MTN, 2.75%, 9/15/15	320,000	334,902
American Express Credit Corp., MTN, 2.375%, 3/24/17	130,000	136,003
CIT Group, Inc., 4.75%, 2/15/15(3)	130,000	137,475
CIT Group, Inc., 4.25%, 8/15/17	380,000	395,200
Equifax, Inc., 3.30%, 12/15/22	170,000	167,075
PNC Bank N.A., 6.00%, 12/7/17	640,000	765,386
SLM Corp., 6.25%, 1/25/16	120,000	130,500
SLM Corp., MTN, 5.00%, 10/1/13	270,000	276,075
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	50,000	50,250
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	180,000	177,300

TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18		95,000	101,769

			2,971,259

CONTAINERS AND PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19		125,000	136,250
Ardagh Packaging Finance plc, 7.375%, 10/15/17(3)		140,000	153,300
Ardagh Packaging Finance plc, 9.125%, 10/15/20(3)		130,000	142,350
Ball Corp., 5.00%, 3/15/22		125,000	130,937
Berry Plastics Corp., VRN, 4.18%, 3/15/13		125,000	125,078
BWAY Holding Co., 10.00%, 6/15/18		100,000	112,750
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23(3)		75,000	73,688
Packaging Dynamics Corp., 8.75%, 2/1/16(3)		225,000	236,250

			1,110,603

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17		55,000	55,850
Catholic Health Initiatives, 2.95%, 11/1/22		105,000	105,773
Johns Hopkins University, 4.08%, 7/1/53		50,000	52,311
Laureate Education, Inc., 9.25%, 9/1/19(3)		125,000	136,562

			350,496

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Ally Financial, Inc., 8.30%, 2/12/15		425,000	473,875
Ally Financial, Inc., 4.625%, 6/26/15		125,000	131,478
Ally Financial, Inc., 5.50%, 2/15/17		250,000	272,278
Ally Financial, Inc., 6.25%, 12/1/17		275,000	308,178
Ally Financial, Inc., 8.00%, 3/15/20		105,000	129,413
Bank of America Corp., 3.75%, 7/12/16		170,000	182,050
Bank of America Corp., 6.50%, 8/1/16		210,000	242,525
Bank of America Corp., 5.75%, 12/1/17		500,000	579,348
Bank of America Corp., 5.70%, 1/24/22		190,000	225,203
Citigroup, Inc., 6.01%, 1/15/15		510,000	553,993
Citigroup, Inc., 4.75%, 5/19/15		130,000	139,591
Citigroup, Inc., 4.45%, 1/10/17		50,000	55,268
Citigroup, Inc., 5.50%, 2/15/17		170,000	191,123
Citigroup, Inc., 6.125%, 11/21/17		670,000	793,511
Citigroup, Inc., 4.50%, 1/14/22		350,000	390,303
Citigroup, Inc., 4.05%, 7/30/22		80,000	83,244
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16		225,000	240,188
Deutsche Bank AG (London), 3.875%, 8/18/14		370,000	386,548
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	150,000	238,026
General Electric Capital Corp., 3.75%, 11/14/14		$400,000	421,082
General Electric Capital Corp., 2.25%, 11/9/15		330,000	342,177
General Electric Capital Corp., 5.625%, 9/15/17		670,000	790,091
General Electric Capital Corp., 2.10%, 12/11/19		40,000	40,828
General Electric Capital Corp., 4.375%, 9/16/20		600,000	672,887
General Electric Capital Corp., MTN, 6.00%, 8/7/19		120,000	146,574
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15		40,000	41,845
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18		600,000	702,616
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		410,000	415,887
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		530,000	623,076
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		150,000	170,657
HSBC Holdings plc, 5.10%, 4/5/21		170,000	198,386
HSBC Holdings plc, 4.00%, 3/30/22		580,000	625,793

JPMorgan Chase & Co., 6.00%, 1/15/18	1,300,000	1,555,424
JPMorgan Chase & Co., 4.25%, 10/15/20	80,000	88,658
Morgan Stanley, 4.20%, 11/20/14	125,000	131,053
Morgan Stanley, 6.00%, 4/28/15	190,000	207,517
Morgan Stanley, 4.75%, 3/22/17	160,000	176,931
Morgan Stanley, 6.625%, 4/1/18	460,000	548,067
Morgan Stanley, 5.625%, 9/23/19	300,000	347,591
Morgan Stanley, 5.75%, 1/25/21	230,000	267,133
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 8.25%, 9/1/17	135,000	145,125
Serta Simmons Holdings LLC, 8.125%, 10/1/20(3)	240,000	246,000
UBS AG, 7.625%, 8/17/22	175,000	195,693
UBS AG (Stamford Branch), 5.875%, 12/20/17	297,000	356,031
UPCB Finance III Ltd., 6.625%, 7/1/20(3)	160,000	172,400

		15,245,665

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 3.875%, 8/15/21	100,000	108,669
AT&T, Inc., 6.55%, 2/15/39	415,000	523,466
AT&T, Inc., 4.30%, 12/15/42(3)	210,000	198,818
British Telecommunications plc, 5.95%, 1/15/18	420,000	501,978
CenturyLink, Inc., Series P, 7.60%, 9/15/39	12,000	11,823
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	220,000	237,443
Cincinnati Bell, Inc., 8.75%, 3/15/18	150,000	154,125
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	50,000	51,404
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	240,000	297,631
France Telecom SA, 4.375%, 7/8/14	610,000	638,677
Frontier Communications Corp., 8.25%, 4/15/17	110,000	126,225
Frontier Communications Corp., 7.125%, 3/15/19	200,000	217,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19	105,000	115,500
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	305,000	328,637
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	125,000	134,531
Intelsat Luxembourg SA, 11.25%, 2/4/17	250,000	265,938
Level 3 Financing, Inc., 10.00%, 2/1/18	130,000	144,300
Level 3 Financing, Inc., 7.00%, 6/1/20(3)	125,000	131,719
Level 3 Financing, Inc., 8.625%, 7/15/20	350,000	389,812
Sprint Capital Corp., 6.90%, 5/1/19	275,000	300,438
Sprint Capital Corp., 8.75%, 3/15/32	105,000	123,900
Telecom Italia Capital SA, 4.95%, 9/30/14	125,000	129,531
Telecom Italia Capital SA, 7.00%, 6/4/18	50,000	56,853
Telefonica Emisiones SAU, 5.88%, 7/15/19	370,000	404,171
Windstream Corp., 7.875%, 11/1/17	210,000	238,875

		5,831,464

ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	290,000	336,400
Edison Mission Energy, 7.00%, 5/15/17(1)(4)	325,000	165,750

		502,150

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20	100,000	107,000
Sanmina Corp., 7.00%, 5/15/19(3)	270,000	280,125

		387,125

ENERGY EQUIPMENT AND SERVICES — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	250,000	256,250

Ensco plc, 3.25%, 3/15/16	170,000	180,797
Ensco plc, 4.70%, 3/15/21	150,000	168,196
Noble Holding International Ltd., 3.95%, 3/15/22	60,000	61,751
Pioneer Drilling Co., 9.875%, 3/15/18	100,000	109,750
Transocean, Inc., 2.50%, 10/15/17	110,000	111,515
Transocean, Inc., 6.50%, 11/15/20	150,000	175,167
Transocean, Inc., 6.375%, 12/15/21	60,000	70,851
Weatherford International Ltd., 9.625%, 3/1/19	180,000	236,548

		1,370,825

FOOD AND STAPLES RETAILING — 0.2%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(3)	130,000	139,750
CVS Caremark Corp., 2.75%, 12/1/22	350,000	347,947
Kroger Co. (The), 6.40%, 8/15/17	320,000	382,993
Rite Aid Corp., 7.50%, 3/1/17	225,000	232,312
Rite Aid Corp., 9.25%, 3/15/20	250,000	281,250
Safeway, Inc., 4.75%, 12/1/21	100,000	104,287
SUPERVALU, Inc., 8.00%, 5/1/16	325,000	327,031
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16	105,000	111,038
Wal-Mart Stores, Inc., 5.875%, 4/5/27	104,000	137,585
Wal-Mart Stores, Inc., 5.625%, 4/1/40	340,000	428,798
Walgreen Co., 1.80%, 9/15/17	110,000	111,710

		2,604,701

FOOD PRODUCTS — 0.1%
Bumble Bee Acquisition Corp., 9.00%, 12/15/17(3)	139,000	152,553
Del Monte Corp., 7.625%, 2/15/19	160,000	166,800
General Mills, Inc., 4.15%, 2/15/43	100,000	100,828
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(3)	70,000	75,775
Kellogg Co., 4.45%, 5/30/16	500,000	552,747
Kraft Foods Group, Inc., 6.125%, 8/23/18	125,000	152,996
Kraft Foods Group, Inc., 5.00%, 6/4/42	90,000	98,657
Mead Johnson Nutrition Co., 3.50%, 11/1/14	220,000	228,958
Michael Foods Group, Inc., 9.75%, 7/15/18	225,000	251,437
Mondelez International, Inc., 6.125%, 2/1/18	45,000	54,324
Mondelez International, Inc., 6.50%, 2/9/40	110,000	144,530
Post Holdings, Inc., 7.375%, 2/15/22	250,000	271,250

		2,250,855

GAS UTILITIES — 0.3%
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 5.875%, 8/1/23(3)	160,000	159,400
El Paso Corp., 6.875%, 6/15/14	100,000	106,722
El Paso Corp., 7.25%, 6/1/18	70,000	80,471
Enbridge Energy Partners LP, 6.50%, 4/15/18	240,000	287,007
Energy Transfer Equity LP, 7.50%, 10/15/20	130,000	149,175
Energy Transfer Partners LP, 5.20%, 2/1/22	80,000	90,087
Energy Transfer Partners LP, 6.50%, 2/1/42	100,000	115,864
Enterprise Products Operating LLC, 6.30%, 9/15/17	340,000	410,617
Enterprise Products Operating LLC, 5.95%, 2/1/41	180,000	211,606
Enterprise Products Operating LLC, 4.45%, 2/15/43	110,000	107,312
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	510,000	641,025
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	260,000	315,557
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(3)	310,000	343,730
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	247,039

MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	163,000	177,466
NGPL PipeCo LLC, 7.12%, 12/15/17(3)	150,000	165,750
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	100,000	107,702
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	140,000	147,926
Rockies Express Pipeline LLC, 3.90%, 4/15/15(3)	250,000	252,500
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	220,000	220,376
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	300,000	328,500
TransCanada PipeLines Ltd., 2.50%, 8/1/22	180,000	176,745
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	129,788
Williams Partners LP, 4.125%, 11/15/20	220,000	237,529

		5,209,894

HEALTH CARE EQUIPMENT AND SUPPLIES†
Alere, Inc., 9.00%, 5/15/16	145,000	152,975
Biomet, Inc., 6.50%, 8/1/20(3)	280,000	297,150
Covidien International Finance SA, 3.20%, 6/15/22	80,000	83,737
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	50,000	48,938
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(3)	150,000	162,375
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19(3)	50,000	49,500

		794,675

HEALTH CARE PROVIDERS AND SERVICES — 0.3%
Aetna, Inc., 2.75%, 11/15/22	160,000	156,533
Apria Healthcare Group, Inc., 11.25%, 11/1/14	125,000	129,375
Capella Healthcare, Inc., 9.25%, 7/1/17	225,000	243,562
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	155,000	171,856
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	175,000	187,031
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	70,000	76,650
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	120,000	125,700
Express Scripts, Inc., 7.25%, 6/15/19	630,000	806,035
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(3)	145,000	159,862
Gentiva Health Services, Inc., 11.50%, 9/1/18	80,000	81,000
HCA Holdings, Inc., 7.75%, 5/15/21	250,000	276,250
HCA, Inc., 6.50%, 2/15/16	200,000	219,250
HCA, Inc., 8.50%, 4/15/19	125,000	138,750
HCA, Inc., 7.25%, 9/15/20	110,000	122,375
HCA, Inc., 7.50%, 2/15/22	125,000	144,063
Health Management Associates, Inc., 7.375%, 1/15/20	200,000	219,500
Healthsouth Corp., 8.125%, 2/15/20	80,000	88,200
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	280,000	289,800
Mayo Clinic Rochester, 3.77%, 11/15/43	70,000	67,529
NYU Hospitals Center, 4.43%, 7/1/42	110,000	107,293
Radiation Therapy Services, Inc., 8.875%, 1/15/17	120,000	119,100
Tenet Healthcare Corp., 8.875%, 7/1/19	105,000	118,913
Tenet Healthcare Corp., 8.00%, 8/1/20	170,000	186,150
UnitedHealth Group, Inc., 4.25%, 3/15/43	140,000	138,798
Universal Health Services, Inc., 7.00%, 10/1/18	125,000	137,813
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	75,000	80,719
WellPoint, Inc., 3.30%, 1/15/23	60,000	60,856
WellPoint, Inc., 5.80%, 8/15/40	100,000	118,054

		4,771,017

HOTELS, RESTAURANTS AND LEISURE — 0.2%
American Casino & Entertainment Properties LLC, 11.00%, 6/15/14	150,000	153,375
Ameristar Casinos, Inc., 7.50%, 4/15/21	200,000	215,250
Boyd Gaming Corp., 9.125%, 12/1/18	70,000	72,975
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	230,000	245,812
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	225,000	149,625
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	125,000	122,266
Chester Downs & Marina LLC, 9.25%, 2/1/20(3)	300,000	291,000
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16	300,000	324,375
Dave & Buster's, Inc., 11.00%, 6/1/18	75,000	84,938
DineEquity, Inc., 9.50%, 10/30/18	225,000	256,500
Marina District Finance Co., Inc., 9.50%, 10/15/15	225,000	232,453
MCE Finance Ltd., 5.00%, 2/15/21(3)	185,000	185,462
MGM Resorts International, 7.625%, 1/15/17	435,000	481,762
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	100,000	113,500
Station Casinos LLC, 3.66%, 6/18/18	125,000	125,078
Station Casinos LLC, 7.50%, 3/1/21(3)(5)	150,000	151,688
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	105,000	117,863
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	125,000	132,031

		3,455,953

HOUSEHOLD DURABLES — 0.1%
Beazer Homes USA, Inc., 8.125%, 6/15/16	125,000	135,937
Beazer Homes USA, Inc., 7.25%, 2/1/23(3)	21,000	21,263
D.R. Horton, Inc., 5.625%, 9/15/14	70,000	73,850
Lennar Corp., Series B, 5.60%, 5/31/15	50,000	53,562
Meritage Homes Corp., 7.00%, 4/1/22	125,000	139,062
Mohawk Industries, Inc., 3.85%, 2/1/23	110,000	111,222
Standard Pacific Corp., 8.375%, 5/15/18	400,000	473,000
Taylor Morrison, Inc., 7.75%, 4/15/20(3)	250,000	270,000
Toll Brothers Finance Corp., 6.75%, 11/1/19	170,000	200,626
William Lyon Homes, Inc., 8.50%, 11/15/20(3)	125,000	135,000

		1,613,522

HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18	345,000	357,937
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	40,000	43,150
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	100,000	106,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	105,000	116,550
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	125,000	137,187
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	160,000	165,600
Spectrum Brands, Inc., 6.75%, 3/15/20(3)	125,000	135,313

		1,062,237

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(3)	85,000	97,006
General Electric Co., 5.25%, 12/6/17	550,000	645,806
General Electric Co., 2.70%, 10/9/22	590,000	590,041
General Electric Co., 4.125%, 10/9/42	110,000	110,447

Harland Clarke Holdings Corp., 9.50%, 5/15/15		270,000	263,250
Schaeffler Finance BV, 7.75%, 2/15/17(3)		125,000	142,188

			1,848,738

INSURANCE — 0.4%
Aircastle Ltd., 6.75%, 4/15/17		130,000	143,975
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	150,000	231,727
Allstate Corp. (The), 7.45%, 5/16/19		$60,000	78,869
Allstate Corp. (The), 5.20%, 1/15/42		130,000	153,298
American International Group, Inc., 3.65%, 1/15/14		110,000	112,895
American International Group, Inc., 5.85%, 1/16/18		310,000	365,534
American International Group, Inc., 6.40%, 12/15/20		260,000	323,989
American International Group, Inc., 4.875%, 6/1/22		280,000	318,227
American International Group, Inc., 6.82%, 11/15/37		110,000	144,806
American International Group, Inc., VRN, 8.18%, 5/15/38		105,000	139,256
AXA SA, VRN, 6.46%, 12/14/18(3)		200,000	201,000
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		180,000	202,638
Berkshire Hathaway, Inc., 3.00%, 5/15/22		110,000	112,497
Berkshire Hathaway, Inc., 4.50%, 2/11/43		80,000	80,908
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(3)		125,000	131,563
Genworth Financial, Inc., 7.20%, 2/15/21		110,000	126,399
Genworth Financial, Inc., VRN, 6.15%, 11/15/16		400,000	352,500
Hartford Financial Services Group, Inc., 6.30%, 3/15/18		160,000	192,378
Hartford Financial Services Group, Inc., 5.125%, 4/15/22		70,000	80,820
Hartford Financial Services Group, Inc., 5.95%, 10/15/36		60,000	70,426
Hub International Ltd., 8.125%, 10/15/18(3)		125,000	130,938
ING U.S., Inc., 5.50%, 7/15/22(3)		160,000	177,011
International Lease Finance Corp., 6.625%, 11/15/13		100,000	103,750
International Lease Finance Corp., 5.75%, 5/15/16		220,000	237,697
International Lease Finance Corp., 8.75%, 3/15/17		375,000	443,906
International Lease Finance Corp., 6.25%, 5/15/19		135,000	148,549
Liberty Mutual Group, Inc., 6.50%, 5/1/42(3)		80,000	91,152
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(3)		200,000	205,000
Lincoln National Corp., 6.25%, 2/15/20		300,000	364,650
Markel Corp., 4.90%, 7/1/22		110,000	121,610
MetLife, Inc., 6.75%, 6/1/16		360,000	425,156
MetLife, Inc., 4.125%, 8/13/42		90,000	85,920
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		140,000	140,009
Principal Financial Group, Inc., 3.30%, 9/15/22		80,000	81,915
Prudential Financial, Inc., 5.375%, 6/21/20		160,000	188,984
Prudential Financial, Inc., 5.625%, 5/12/41		100,000	114,343
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(3)		200,000	212,500

			6,836,795

INTERNET SOFTWARE AND SERVICES†
Equinix, Inc., 7.00%, 7/15/21		75,000	82,594

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 7.625%, 7/15/17		185,000	200,031
Fidelity National Information Services, Inc., 5.00%, 3/15/22		50,000	53,250
First Data Corp., 9.875%, 9/24/15		70,000	72,363
First Data Corp., 11.25%, 3/31/16		160,000	159,000
First Data Corp., 7.375%, 6/15/19(3)		180,000	190,125
First Data Corp., 8.875%, 8/15/20(3)		110,000	122,100
First Data Corp., 8.25%, 1/15/21(3)		340,000	349,350

First Data Corp., 12.625%, 1/15/21	185,000	198,181
International Business Machines Corp., 1.95%, 7/22/16	610,000	634,159
SunGard Data Systems, Inc., 7.375%, 11/15/18	135,000	145,631

		2,124,190

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	260,000	270,002

MACHINERY — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17	100,000	117,875
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	250,000	255,532
Deere & Co., 5.375%, 10/16/29	410,000	510,281
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	130,000	142,350

		1,026,038

MEDIA — 0.7%
AMC Entertainment, Inc., 9.75%, 12/1/20	250,000	289,375
Cablevision Systems Corp., 8.625%, 9/15/17	250,000	291,250
Cablevision Systems Corp., 5.875%, 9/15/22	155,000	151,125
CBS Corp., 4.85%, 7/1/42	130,000	128,368
CC Holdings GS V LLC, 3.85%, 4/15/23(3)	70,000	70,526
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	105,000	112,613
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	320,000	346,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	230,000	227,412
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(3)	200,000	52,000
Clear Channel Communications, Inc., 10.75%, 8/1/16	225,000	168,750
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	275,000	286,000
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22(3)	110,000	116,325
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(3)	175,000	189,766
Comcast Corp., 5.90%, 3/15/16	720,000	825,168
Comcast Corp., 6.50%, 11/15/35	130,000	167,577
Comcast Corp., 6.40%, 5/15/38	120,000	154,338
CSC Holdings LLC, 6.75%, 11/15/21	125,000	137,031
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	225,000	226,687
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	240,000	254,496
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	570,000	623,773
Discovery Communications LLC, 5.625%, 8/15/19	130,000	154,944
DISH DBS Corp., 7.125%, 2/1/16	125,000	139,687
DISH DBS Corp., 4.625%, 7/15/17	130,000	135,200
DISH DBS Corp., 6.75%, 6/1/21	220,000	245,850
Lamar Media Corp., 5.875%, 2/1/22	120,000	130,800
Lamar Media Corp., 5.00%, 5/1/23(3)	150,000	151,687
McClatchy Co. (The), 9.00%, 12/15/22(3)	50,000	53,125
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	250,000	271,875
Nara Cable Funding Ltd., 8.875%, 12/1/18(3)	250,000	262,500
NBCUniversal Media LLC, 5.15%, 4/30/20	150,000	178,380
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	293,425
NBCUniversal Media LLC, 2.875%, 1/15/23	230,000	230,900
News America, Inc., 6.90%, 8/15/39	260,000	336,564
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17	120,000	132,600
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20(3)	114,000	113,145
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	30,624
Qwest Corp., 7.50%, 10/1/14	270,000	294,795
RR Donnelley & Sons Co., 7.25%, 5/15/18	135,000	141,750
RR Donnelley & Sons Co., 8.25%, 3/15/19	105,000	111,038

Sable International Finance Ltd., 8.75%, 2/1/20(3)	125,000	141,875
Sinclair Television Group, Inc., 9.25%, 11/1/17(3)	105,000	114,450
Sinclair Television Group, Inc., 8.375%, 10/15/18	100,000	112,000
Sirius XM Radio, Inc., 8.75%, 4/1/15(3)	100,000	112,250
Time Warner Cable, Inc., 6.75%, 7/1/18	430,000	527,158
Time Warner Cable, Inc., 4.50%, 9/15/42	50,000	45,724
Time Warner, Inc., 3.15%, 7/15/15	310,000	326,906
Time Warner, Inc., 7.70%, 5/1/32	390,000	537,821
Univision Communications, Inc., 6.875%, 5/15/19(3)	225,000	243,000
Univision Communications, Inc., 8.50%, 5/15/21(3)	120,000	131,550
UPCB Finance VI Ltd., 6.875%, 1/15/22(3)	250,000	271,875
Valassis Communications, Inc., 6.625%, 2/1/21	225,000	242,719
Viacom, Inc., 4.375%, 9/15/14	220,000	232,219
Viacom, Inc., 4.50%, 3/1/21	40,000	44,689
Viacom, Inc., 3.125%, 6/15/22	130,000	130,685
Videotron Ltee, 5.00%, 7/15/22	125,000	127,813
Visant Corp., 10.00%, 10/1/17	225,000	204,187
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	160,000	157,131
Wind Acquisition Finance SA, 11.75%, 7/15/17(3)	250,000	264,375
Wind Acquisition Finance SA, 7.25%, 2/15/18(3)	250,000	258,750

		12,455,046

METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20	150,000	134,250
Aleris International, Inc., 7.625%, 2/15/18	200,000	212,500
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	85,000	89,954
ArcelorMittal, 4.25%, 8/5/15	235,000	243,445
ArcelorMittal, 5.00%, 2/25/17	240,000	249,971
ArcelorMittal, 6.125%, 6/1/18	210,000	226,728
ArcelorMittal, 5.75%, 8/5/20	190,000	201,753
ArcelorMittal, 7.25%, 3/1/41	255,000	255,182
Barrick North America Finance LLC, 4.40%, 5/30/21	200,000	214,863
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	213,303
FMG Resources Pty Ltd., 7.00%, 11/1/15(3)	130,000	136,825
FMG Resources Pty Ltd., 6.875%, 2/1/18(3)	100,000	106,125
Inmet Mining Corp., 8.75%, 6/1/20(3)	25,000	27,312
Newmont Mining Corp., 6.25%, 10/1/39	190,000	226,250
Novelis, Inc., 8.375%, 12/15/17	110,000	120,725
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	120,000	127,805
Teck Resources Ltd., 3.15%, 1/15/17	160,000	167,039
Vale Overseas Ltd., 5.625%, 9/15/19	440,000	504,076
Vale Overseas Ltd., 4.625%, 9/15/20	120,000	128,777
Xstrata Canada Financial Corp., 4.95%, 11/15/21(3)	130,000	140,384

		3,727,267

MULTI-UTILITIES — 0.3%
Calpine Corp., 7.25%, 10/15/17(3)	110,000	117,563
Calpine Corp., 7.50%, 2/15/21(3)	95,000	103,788
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	80,000	76,324
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	202,000	229,611
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	100,000	99,633
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	148,311
Consumers Energy Co., 2.85%, 5/15/22	50,000	51,599
Dominion Resources, Inc., 6.40%, 6/15/18	360,000	444,972

Dominion Resources, Inc., 2.75%, 9/15/22	140,000	140,713
Dominion Resources, Inc., 4.90%, 8/1/41	70,000	78,069
Duke Energy Corp., 3.95%, 9/15/14	270,000	283,256
Duke Energy Corp., 3.55%, 9/15/21	120,000	127,168
Edison International, 3.75%, 9/15/17	200,000	217,575
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	364,000	414,960
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., PIK, 11.25%, 12/1/18(3)	34,000	32,725
FirstEnergy Solutions Corp., 6.05%, 8/15/21	70,000	83,465
Florida Power Corp., 6.35%, 9/15/37	270,000	356,795
Florida Power Corp., 3.85%, 11/15/42	130,000	125,942
GenOn Energy, Inc., 9.50%, 10/15/18	250,000	298,750
Georgia Power Co., 4.30%, 3/15/42	60,000	62,222
Ipalco Enterprises, Inc., 5.00%, 5/1/18	100,000	107,000
Nisource Finance Corp., 4.45%, 12/1/21	100,000	109,781
Nisource Finance Corp., 5.25%, 2/15/43	80,000	85,234
Northern States Power Co., 3.40%, 8/15/42	80,000	73,943
NRG Energy, Inc., 7.625%, 1/15/18	270,000	310,837
NRG Energy, Inc., 7.625%, 5/15/19	290,000	313,200
Pacific Gas & Electric Co., 5.80%, 3/1/37	136,000	169,145
Progress Energy, Inc., 3.15%, 4/1/22	110,000	111,923
Public Service Company of Colorado, 4.75%, 8/15/41	70,000	80,420
Sempra Energy, 6.50%, 6/1/16	170,000	198,825
Southern California Edison Co., 5.625%, 2/1/36	161,000	200,527
Southern Power Co., 5.15%, 9/15/41	60,000	67,472
Teco Finance, Inc., 6.75%, 5/1/15	40,000	44,245
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(3)	125,000	94,375

		5,460,368

MULTILINE RETAIL†
J.C. Penney Corp., Inc., 7.65%, 8/15/16	125,000	119,688
J.C. Penney Corp., Inc., Series A, 6.875%, 10/15/15	25,000	24,875
Target Corp., 4.00%, 7/1/42	80,000	78,625

		223,188

OFFICE ELECTRONICS†
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	110,000	122,375
Xerox Corp., 5.65%, 5/15/13	160,000	161,466

		283,841

OIL, GAS AND CONSUMABLE FUELS — 0.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	125,000	113,750
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	350,000	378,875
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	125,000	133,125
Anadarko Petroleum Corp., 5.95%, 9/15/16	30,000	34,525
Anadarko Petroleum Corp., 6.45%, 9/15/36	120,000	147,715
Antero Resources Finance Corp., 7.25%, 8/1/19	105,000	113,925
Apache Corp., 2.625%, 1/15/23	170,000	165,450
Apache Corp., 4.75%, 4/15/43	70,000	72,833
Arch Coal, Inc., 8.75%, 8/1/16	225,000	230,625
Bill Barrett Corp., 9.875%, 7/15/16	275,000	297,000
BP Capital Markets plc, 3.20%, 3/11/16	190,000	202,971

BP Capital Markets plc, 2.25%, 11/1/16	260,000	270,875
BP Capital Markets plc, 4.50%, 10/1/20	150,000	170,810
Chesapeake Energy Corp., 7.625%, 7/15/13	125,000	128,594
Chesapeake Energy Corp., 9.50%, 2/15/15	125,000	141,875
Chesapeake Energy Corp., 6.625%, 8/15/20	200,000	220,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(3)	275,000	285,312
Concho Resources, Inc., 5.50%, 10/1/22	155,000	162,169
ConocoPhillips, 5.75%, 2/1/19	420,000	514,813
ConocoPhillips Holding Co., 6.95%, 4/15/29	80,000	110,258
Consol Energy, Inc., 8.00%, 4/1/17	170,000	185,725
Continental Resources, Inc., 5.00%, 9/15/22	50,000	54,000
Denbury Resources, Inc., 8.25%, 2/15/20	120,000	135,300
Devon Energy Corp., 1.875%, 5/15/17	80,000	80,859
Devon Energy Corp., 5.60%, 7/15/41	210,000	233,536
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	200,000	215,500
EOG Resources, Inc., 5.625%, 6/1/19	380,000	463,545
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	265,000	303,425
Forest Oil Corp., 8.50%, 2/15/14	113,000	121,334
Forest Oil Corp., 7.50%, 9/15/20(3)	100,000	107,750
Halcon Resources Corp., 8.875%, 5/15/21(3)	110,000	118,800
Hess Corp., 6.00%, 1/15/40	70,000	77,390
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	210,000	218,400
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19(3)	200,000	205,000
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	155,000	172,244
Marathon Petroleum Corp., 3.50%, 3/1/16	70,000	74,796
Newfield Exploration Co., 5.625%, 7/1/24	90,000	94,275
Noble Energy, Inc., 4.15%, 12/15/21	260,000	285,035
Occidental Petroleum Corp., 2.70%, 2/15/23	70,000	70,783
Peabody Energy Corp., 6.00%, 11/15/18	250,000	266,875
Peabody Energy Corp., 6.50%, 9/15/20	50,000	53,375
Pemex Project Funding Master Trust, 6.625%, 6/15/35	70,000	84,350
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	390,000	434,974
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	310,000	340,061
Petroleos Mexicanos, 6.00%, 3/5/20	190,000	223,725
Petroleos Mexicanos, 3.50%, 1/30/23(3)	70,000	68,775
Petroleos Mexicanos, 5.50%, 6/27/44(3)	80,000	82,400
Phillips 66, 4.30%, 4/1/22	170,000	187,734
Pioneer Natural Resources Co., 3.95%, 7/15/22	210,000	219,336
Plains Exploration & Production Co., 6.50%, 11/15/20	155,000	173,987
Plains Exploration & Production Co., 6.625%, 5/1/21	105,000	117,469
Plains Exploration & Production Co., 6.75%, 2/1/22	100,000	114,000
QEP Resources, Inc., 5.25%, 5/1/23	125,000	130,000
Quicksilver Resources, Inc., 8.25%, 8/1/15	125,000	120,625
Range Resources Corp., 5.75%, 6/1/21	110,000	117,700
Range Resources Corp., 5.00%, 8/15/22	160,000	164,400
Sabine Pass LNG LP, 7.50%, 11/30/16	235,000	260,850
Samson Investment Co., 9.75%, 2/15/20(3)	125,000	133,594
SandRidge Energy, Inc., 8.75%, 1/15/20	175,000	189,000
SandRidge Energy, Inc., 7.50%, 3/15/21	270,000	283,500
Shell International Finance BV, 2.375%, 8/21/22	280,000	277,556
Shell International Finance BV, 3.625%, 8/21/42	140,000	136,381
Statoil ASA, 2.45%, 1/17/23	230,000	226,628

Suncor Energy, Inc., 6.10%, 6/1/18	266,000	322,871
Talisman Energy, Inc., 7.75%, 6/1/19	220,000	282,305
Venoco, Inc., 8.875%, 2/15/19	160,000	154,800
WPX Energy, Inc., 5.25%, 1/15/17	135,000	141,075

		12,421,543

PAPER AND FOREST PRODUCTS†
Domtar Corp., 4.40%, 4/1/22	150,000	149,674
International Paper Co., 6.00%, 11/15/41	150,000	175,546
Sappi Papier Holding GmbH, 6.625%, 4/15/21(3)	200,000	208,000

		533,220

PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21	160,000	178,400

PHARMACEUTICALS — 0.2%
AbbVie, Inc., 1.75%, 11/6/17(3)	170,000	172,340
AbbVie, Inc., 4.40%, 11/6/42(3)	70,000	71,507
Actavis, Inc., 4.625%, 10/1/42	70,000	70,942
Bristol-Myers Squibb Co., 3.25%, 8/1/42	100,000	89,800
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	35,000	38,019
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	280,000	285,239
Merck & Co., Inc., 2.40%, 9/15/22	180,000	178,346
Merck & Co., Inc., 3.60%, 9/15/42	40,000	38,580
Mylan, Inc., 6.00%, 11/15/18(3)	100,000	110,187
Mylan, Inc., 3.125%, 1/15/23(3)	140,000	137,841
Roche Holdings, Inc., 6.00%, 3/1/19(3)	200,000	249,754
Roche Holdings, Inc., 7.00%, 3/1/39(3)	230,000	337,419
Sanofi, 4.00%, 3/29/21	143,000	160,032
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	30,000	30,295
Valeant Pharmaceuticals International, 6.50%, 7/15/16(3)	70,000	73,894
Valeant Pharmaceuticals International, 6.875%, 12/1/18(3)	110,000	120,037
Valeant Pharmaceuticals International, 6.375%, 10/15/20(3)	100,000	107,875
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	225,000	244,125
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	438,000	463,627

		2,979,859

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
American Tower Corp., 4.50%, 1/15/18	130,000	143,369
American Tower Corp., 4.70%, 3/15/22	40,000	43,497
BRE Properties, Inc., 3.375%, 1/15/23	130,000	129,090
Essex Portfolio LP, 3.625%, 8/15/22(3)	100,000	99,334
Felcor Lodging LP, 6.75%, 6/1/19	20,000	21,588
HCP, Inc., 3.75%, 2/1/16	210,000	224,989
Health Care REIT, Inc., 2.25%, 3/15/18	130,000	131,328
Health Care REIT, Inc., 3.75%, 3/15/23	210,000	212,389
Host Hotels & Resorts LP, 6.75%, 6/1/16	172,000	177,160
Kilroy Realty LP, 3.80%, 1/15/23	220,000	225,726
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	125,000	135,469
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	150,000	162,750
Simon Property Group LP, 5.10%, 6/15/15	300,000	329,034
UDR, Inc., 4.25%, 6/1/18	170,000	188,003
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	270,000	285,347
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	90,000	99,771
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	90,000	89,583

WEA Finance LLC, 4.625%, 5/10/21(3)	140,000	155,756

		2,854,183

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
Country Garden Holdings Co. Ltd., 7.50%, 1/10/23(3)	200,000	208,500
ProLogis LP, 6.625%, 12/1/19	260,000	315,795
Realogy Corp., 11.50%, 4/15/17	125,000	133,906
Realogy Corp., 7.875%, 2/15/19(3)	200,000	218,500

		876,701

ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	265,000	285,002
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	100,000	111,249
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	54,651
CSX Corp., 4.25%, 6/1/21	60,000	66,737
CSX Corp., 4.75%, 5/30/42	160,000	167,172
Norfolk Southern Corp., 3.25%, 12/1/21	70,000	73,125
Union Pacific Corp., 4.75%, 9/15/41	220,000	242,483

		1,000,419

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	235,000	226,775
Freescale Semiconductor, Inc., 9.25%, 4/15/18(3)	115,000	127,075
Freescale Semiconductor, Inc., 8.05%, 2/1/20	300,000	315,000
Intel Corp., 1.35%, 12/15/17	170,000	170,596

		839,446

SOFTWARE — 0.1%
Infor US, Inc., 9.375%, 4/1/19	125,000	140,938
Intuit, Inc., 5.75%, 3/15/17	571,000	655,515
Oracle Corp., 2.50%, 10/15/22	360,000	355,169
Sabre, Inc., 8.50%, 5/15/19(3)	125,000	136,719

		1,288,341

SPECIALTY RETAIL — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	125,000	138,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	125,000	137,188
Hertz Corp. (The), 6.75%, 4/15/19	125,000	135,313
Hertz Corp. (The), 7.375%, 1/15/21	200,000	221,500
Home Depot, Inc. (The), 5.95%, 4/1/41	210,000	275,226
Petco Animal Supplies, Inc., 9.25%, 12/1/18(3)	275,000	304,563
Rent-A-Center, Inc., 6.625%, 11/15/20	325,000	351,812
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	145,000	162,400
Staples, Inc., 4.375%, 1/12/23	150,000	151,359
Stewart Enterprises, Inc., 6.50%, 4/15/19	60,000	64,350
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17	100,000	107,875
United Rentals (North America), Inc., 5.75%, 7/15/18	100,000	108,125
United Rentals (North America), Inc., 8.375%, 9/15/20	250,000	276,250

		2,434,711

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	225,000	249,187
Gap, Inc. (The), 5.95%, 4/12/21	160,000	181,298
Gymboree Corp., 9.125%, 12/1/18	250,000	234,688
Hanesbrands, Inc., 6.375%, 12/15/20	150,000	163,125

Ltd. Brands, Inc., 6.90%, 7/15/17		105,000	121,013
Ltd. Brands, Inc., 6.625%, 4/1/21		80,000	90,600
Ltd. Brands, Inc., 5.625%, 2/15/22		275,000	292,187
Phillips-Van Heusen Corp., 7.375%, 5/15/20		25,000	28,156
Polymer Group, Inc., 7.75%, 2/1/19		335,000	364,312

			1,724,566

THRIFTS AND MORTGAGE FINANCE†
Cie de Financement Foncier, 4.375%, 4/25/19	EUR	200,000	305,012
Cie de Financement Foncier, MTN, 4.50%, 5/16/18	EUR	165,000	250,836

			555,848

TOBACCO†
Altria Group, Inc., 9.25%, 8/6/19		$48,000	66,952
Altria Group, Inc., 2.85%, 8/9/22		400,000	393,192
Philip Morris International, Inc., 4.125%, 5/17/21		280,000	313,559

			773,703

TRANSPORTATION INFRASTRUCTURE†
CEVA Group plc, 8.375%, 12/1/17(3)		200,000	208,000

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32		130,000	195,706
America Movil SAB de CV, 5.00%, 3/30/20		200,000	228,572
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18		230,000	311,790
Cricket Communications, Inc., 7.75%, 10/15/20		295,000	301,637
MetroPCS Wireless, Inc., 7.875%, 9/1/18		95,000	102,956
MetroPCS Wireless, Inc., 6.625%, 11/15/20		135,000	141,750
Sprint Nextel Corp., 6.00%, 12/1/16		335,000	363,475
Sprint Nextel Corp., 9.00%, 11/15/18(3)		110,000	136,675
Sprint Nextel Corp., 7.00%, 3/1/20(3)		250,000	293,125
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(3)		130,000	146,835
Vodafone Group plc, 5.625%, 2/27/17		230,000	268,207

			2,490,728

TOTAL CORPORATE BONDS (Cost $133,693,866)			142,438,715

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 5.5%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
FHLMC, VRN, 2.08%, 3/15/13		1,247,047	1,288,743
FHLMC, VRN, 2.57%, 3/15/13		304,477	318,778
FHLMC, VRN, 2.90%, 3/15/13		138,843	146,030
FHLMC, VRN, 3.28%, 3/15/13		271,996	286,847
FHLMC, VRN, 3.81%, 3/15/13		522,327	551,999
FHLMC, VRN, 4.04%, 3/15/13		500,410	533,028
FHLMC, VRN, 5.43%, 3/15/13		775,518	830,544
FHLMC, VRN, 6.16%, 3/15/13		287,514	310,806
FNMA, VRN, 2.72%, 3/25/13		587,786	613,339
FNMA, VRN, 3.34%, 3/25/13		392,753	413,704
FNMA, VRN, 3.35%, 3/25/13		393,426	416,512
FNMA, VRN, 3.85%, 3/25/13		488,510	517,844
FNMA, VRN, 3.93%, 3/25/13		430,630	456,418
FNMA, VRN, 3.95%, 3/25/13		209,826	222,936

FNMA, VRN, 5.42%, 3/25/13	871,640	940,588

		7,848,116

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.0%
FHLMC, 7.00%, 6/1/14	4,150	4,316
FHLMC, 6.50%, 6/1/16	41,089	43,889
FHLMC, 6.50%, 6/1/16	40,028	43,355
FHLMC, 4.50%, 1/1/19	682,025	726,463
FHLMC, 5.00%, 10/1/19	20,272	21,770
FHLMC, 5.00%, 11/1/19	99,779	107,153
FHLMC, 5.50%, 11/1/19	3,522	3,804
FHLMC, 5.50%, 11/1/19	4,267	4,615
FHLMC, 5.50%, 11/1/19	4,905	5,306
FHLMC, 5.50%, 11/1/19	4,274	4,616
FHLMC, 5.50%, 11/1/19	3,037	3,285
FHLMC, 5.50%, 12/1/19	4,013	4,341
FHLMC, 5.00%, 2/1/20	7,687	8,363
FHLMC, 5.00%, 2/1/20	2,243	2,436
FHLMC, 5.50%, 3/1/20	8,702	9,413
FHLMC, 5.50%, 3/1/20	6,143	6,645
FHLMC, 5.50%, 3/1/20	13,054	14,120
FHLMC, 5.00%, 5/1/20	4,717	5,132
FHLMC, 5.00%, 5/1/20	13,259	14,425
FHLMC, 5.00%, 5/1/20	17,907	19,483
FHLMC, 4.50%, 7/1/20	63,999	68,409
FHLMC, 4.00%, 10/1/20	21,547	23,002
FHLMC, 5.00%, 4/1/21	2,391,213	2,570,927
FHLMC, 8.00%, 6/1/26	5,278	5,538
FHLMC, 8.00%, 6/1/26	982	1,186
FHLMC, 8.00%, 7/1/26	1,246	1,253
FHLMC, 7.00%, 8/1/29	3,251	3,869
FHLMC, 8.00%, 7/1/30	23,390	28,980
FHLMC, 6.50%, 6/1/31	90,972	105,479
FHLMC, 5.50%, 12/1/33	564,456	632,266
FHLMC, 6.50%, 5/1/34	18,447	21,077
FHLMC, 5.50%, 6/1/35	47,821	52,191
FHLMC, 5.00%, 9/1/35	22,274	24,056
FHLMC, 5.00%, 9/1/35	15,638	16,888
FHLMC, 5.50%, 10/1/35	115,954	126,967
FHLMC, 5.50%, 10/1/35	49,185	54,340
FHLMC, 5.00%, 11/1/35	209,241	231,272
FHLMC, 5.00%, 11/1/35	222,311	250,303
FHLMC, 6.50%, 3/1/36	10,403	11,631
FHLMC, 6.50%, 3/1/36	8,271	9,410
FHLMC, 5.50%, 1/1/38	781,850	850,611
FHLMC, 6.00%, 2/1/38	345,791	378,364
FHLMC, 6.00%, 11/1/38	1,954,142	2,138,215
FHLMC, 4.00%, 4/1/41	1,888,707	2,074,879
FHLMC, 6.50%, 7/1/47	50,451	55,684
FNMA, 6.00%, 12/1/13	1,909	1,927
FNMA, 5.32%, 4/1/14	85,695	88,054
FNMA, 6.00%, 4/1/14	8,911	8,993
FNMA, 7.50%, 6/1/15	2,253	2,281

FNMA, 5.17%, 1/1/16	158,458	172,608
FNMA, 4.50%, 5/1/19	937,750	1,011,451
FNMA, 4.00%, 6/1/19	7,130	7,661
FNMA, 4.50%, 6/1/19	122,837	135,370
FNMA, 4.50%, 12/1/19	9,968	10,985
FNMA, 5.00%, 3/1/20	20,318	22,350
FNMA, 5.00%, 3/1/20	21,461	23,608
FNMA, 5.00%, 4/1/20	10,948	12,023
FNMA, 5.00%, 5/1/20	5,146	5,661
FNMA, 5.00%, 5/1/20	23,800	26,181
FNMA, 5.00%, 7/1/20	30,391	32,938
FNMA, 7.00%, 5/1/26	3,449	4,084
FNMA, 7.00%, 6/1/26	2,832	3,354
FNMA, 7.50%, 3/1/27	7,627	8,334
FNMA, 6.50%, 4/1/29	16,962	19,254
FNMA, 6.50%, 6/1/29	13,370	15,719
FNMA, 6.50%, 6/1/29	34,692	40,788
FNMA, 7.00%, 7/1/29	21,751	25,980
FNMA, 6.50%, 8/1/29	39,218	44,556
FNMA, 7.00%, 3/1/30	20,818	24,865
FNMA, 8.00%, 7/1/30	36,323	40,531
FNMA, 7.50%, 9/1/30	13,978	17,073
FNMA, 6.50%, 9/1/31	84,386	99,403
FNMA, 7.00%, 9/1/31	49,314	58,856
FNMA, 6.50%, 1/1/32	42,556	50,208
FNMA, 6.50%, 10/1/32	340,414	402,144
FNMA, 5.50%, 6/1/33	204,547	226,544
FNMA, 5.50%, 8/1/33	1,318,524	1,450,553
FNMA, 5.00%, 11/1/33	1,167,676	1,271,829
FNMA, 5.50%, 1/1/34	1,063,899	1,171,401
FNMA, 5.50%, 9/1/34	67,132	74,484
FNMA, 5.50%, 10/1/34	61,881	68,213
FNMA, 6.00%, 10/1/34	74,536	82,817
FNMA, 5.00%, 11/1/34	366,384	410,273
FNMA, 5.50%, 3/1/35	6,141	6,908
FNMA, 5.50%, 3/1/35	11,441	12,869
FNMA, 5.50%, 3/1/35	18,948	21,313
FNMA, 5.50%, 3/1/35	50,391	56,555
FNMA, 5.50%, 3/1/35	30,955	34,819
FNMA, 5.00%, 4/1/35	53,881	61,027
FNMA, 6.00%, 5/1/35	33,412	36,946
FNMA, 6.00%, 5/1/35	2,925	3,352
FNMA, 6.00%, 6/1/35	42,341	46,819
FNMA, 6.00%, 6/1/35	16,345	18,074
FNMA, 6.00%, 6/1/35	835	923
FNMA, 5.00%, 7/1/35	205,160	232,371
FNMA, 5.50%, 7/1/35	36,016	39,960
FNMA, 6.00%, 7/1/35	97,942	108,300
FNMA, 6.00%, 7/1/35	13,114	14,501
FNMA, 6.00%, 7/1/35	83,752	92,610
FNMA, 5.50%, 8/1/35	17,488	19,403
FNMA, 6.00%, 8/1/35	5,942	6,557
FNMA, 4.50%, 9/1/35	1,479,954	1,595,740

FNMA, 5.50%, 9/1/35	99,106	109,959
FNMA, 5.50%, 9/1/35	3,276	3,629
FNMA, 5.50%, 9/1/35	1,127	1,248
FNMA, 5.50%, 9/1/35	25,015	27,754
FNMA, 5.50%, 9/1/35	193,310	214,479
FNMA, 5.00%, 10/1/35	32,883	37,245
FNMA, 5.50%, 10/1/35	427,973	474,840
FNMA, 6.00%, 10/1/35	43,850	48,487
FNMA, 5.50%, 11/1/35	233,877	259,028
FNMA, 6.00%, 11/1/35	58,879	65,262
FNMA, 6.50%, 11/1/35	5,861	6,587
FNMA, 6.50%, 11/1/35	12,885	15,259
FNMA, 6.50%, 12/1/35	42,658	47,632
FNMA, 6.50%, 4/1/36	17,073	19,088
FNMA, 6.00%, 8/1/36	58,070	63,803
FNMA, 5.00%, 10/1/36	648,961	702,790
FNMA, 5.00%, 11/1/36	648,415	702,198
FNMA, 5.50%, 1/1/37	2,139,397	2,344,932
FNMA, 5.50%, 2/1/37	709,007	773,578
FNMA, 6.00%, 5/1/37	54,658	60,054
FNMA, 6.00%, 7/1/37	13,589	14,930
FNMA, 6.50%, 8/1/37	18,405	20,308
FNMA, 6.50%, 8/1/37	1,922,497	2,121,312
FNMA, 6.50%, 8/1/37	656,928	724,865
FNMA, 4.00%, 1/1/41	7,371,107	8,122,697
FNMA, 4.50%, 1/1/41	968,854	1,062,517
FNMA, 4.50%, 2/1/41	2,826,026	3,052,423
FNMA, 4.00%, 5/1/41	1,996,451	2,131,390
FNMA, 4.50%, 7/1/41	1,997,952	2,192,351
FNMA, 4.50%, 9/1/41	60,465	66,178
FNMA, 4.00%, 12/1/41	3,536,509	3,858,426
FNMA, 4.00%, 1/1/42	1,584,474	1,692,063
FNMA, 4.00%, 1/1/42	72,852	78,527
FNMA, 3.50%, 5/1/42	3,453,765	3,668,083
FNMA, 3.50%, 6/1/42	1,218,085	1,297,478
FNMA, 3.50%, 9/1/42	4,832,184	5,115,427
FNMA, 3.00%, 11/1/42	1,737,052	1,800,631
FNMA, 6.50%, 6/1/47	125,951	138,228
FNMA, 6.50%, 8/1/47	190,509	209,079
FNMA, 6.50%, 8/1/47	192,589	211,362
FNMA, 6.50%, 9/1/47	73,366	80,517
FNMA, 6.50%, 9/1/47	474,132	520,349
FNMA, 6.50%, 9/1/47	17,173	18,847
FNMA, 6.50%, 9/1/47	150,923	165,635
FNMA, 6.50%, 9/1/47	148,175	162,619
GNMA, 9.00%, 4/20/25	1,954	2,413
GNMA, 7.50%, 10/15/25	5,197	5,997
GNMA, 6.00%, 4/15/26	1,569	1,783
GNMA, 6.00%, 4/15/26	412	469
GNMA, 7.50%, 6/15/26	4,450	5,149
GNMA, 7.00%, 12/15/27	17,179	20,447
GNMA, 7.50%, 12/15/27	23,483	28,447
GNMA, 6.00%, 5/15/28	29,863	34,004

GNMA, 6.00%, 5/15/28		55,277	63,564
GNMA, 6.50%, 5/15/28		6,992	8,208
GNMA, 7.00%, 5/15/31		51,423	61,687
GNMA, 5.50%, 11/15/32		218,945	242,083
GNMA, 6.50%, 10/15/38		3,599,477	4,106,577
GNMA, 4.00%, 1/20/41		3,219,640	3,527,607
GNMA, 4.50%, 5/20/41		4,079,302	4,487,050
GNMA, 4.50%, 6/15/41		1,016,586	1,131,009
GNMA, 4.00%, 12/15/41		1,843,014	2,005,944
GNMA, 4.00%, 6/20/42		3,106,240	3,353,629
GNMA, 3.50%, 7/20/42		1,189,622	1,276,335

			85,238,624

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $87,866,338)			93,086,740

SOVEREIGN GOVERNMENTS AND AGENCIES — 2.9%

AUSTRALIA — 0.1%
Australia Government Bond, 6.50%, 5/15/13	AUD	460,000	473,391
Australia Government Bond, 5.75%, 7/15/22	AUD	445,000	543,928
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	295,000	327,225

			1,344,544

AUSTRIA — 0.2%
Austria Government Bond, 3.40%, 10/20/14(3)	EUR	465,000	640,652
Austria Government Bond, 4.35%, 3/15/19(3)	EUR	680,000	1,061,352
Austria Government Bond, 3.90%, 7/15/20(3)	EUR	455,000	700,618
Austria Government Bond, 4.15%, 3/15/37(3)	EUR	275,000	454,342

			2,856,964

BELGIUM — 0.2%
Belgium Government Bond, 4.00%, 3/28/14	EUR	910,000	1,237,233
Belgium Government Bond, 4.00%, 3/28/18	EUR	560,000	838,778
Belgium Government Bond, 3.75%, 9/28/20	EUR	310,000	463,384
Belgium Government Bond, 5.00%, 3/28/35	EUR	330,000	562,087

			3,101,482

BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19		$1,000,000	1,212,500
Brazilian Government International Bond, 5.625%, 1/7/41		200,000	241,000

			1,453,500

CANADA — 0.2%
Canadian Government Bond, 5.00%, 6/1/14	CAD	485,000	493,752
Canadian Government Bond, 1.50%, 3/1/17	CAD	300,000	293,705
Canadian Government Bond, 3.75%, 6/1/19	CAD	320,000	351,623
Canadian Government Bond, 5.75%, 6/1/33	CAD	345,000	508,523
Hydro-Quebec, 8.40%, 1/15/22		$130,000	186,158
Province of British Columbia, 3.25%, 12/18/21	CAD	265,000	272,331
Province of Ontario Canada, 5.45%, 4/27/16		$240,000	275,979
Province of Ontario Canada, 1.60%, 9/21/16		160,000	164,915

			2,546,986

CHILE†
Chile Government International Bond, 3.25%, 9/14/21		230,000	244,375

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21		290,000	325,525

DENMARK — 0.1%
Denmark Government Bond, 4.00%, 11/15/17	DKK	2,300,000	469,668
Denmark Government Bond, 4.00%, 11/15/19	DKK	530,000	112,142
Denmark Government Bond, 7.00%, 11/10/24	DKK	2,350,000	653,961
Denmark Government Bond, 4.50%, 11/15/39	DKK	2,395,000	617,840

			1,853,611

FINLAND — 0.2%
Finland Government Bond, 3.125%, 9/15/14	EUR	480,000	656,412
Finland Government Bond, 3.875%, 9/15/17	EUR	460,000	688,187
Finland Government Bond, 4.375%, 7/4/19	EUR	111,000	174,926
Finland Government Bond, 1.625%, 9/15/22	EUR	305,000	397,436
Finland Government Bond, 4.00%, 7/4/25	EUR	460,000	731,160

			2,648,121

FRANCE — 0.1%
France Government Bond OAT, 4.00%, 4/25/14	EUR	240,000	327,317
France Government Bond OAT, 3.25%, 10/25/21	EUR	85,000	122,928
France Government Bond OAT, 5.50%, 4/25/29	EUR	160,000	281,675
France Government Bond OAT, 4.75%, 4/25/35	EUR	195,000	324,667
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	655,000	901,599

			1,958,186

GERMANY — 0.1%
Bundesobligation, 2.00%, 2/26/16	EUR	830,000	1,144,975
Bundesrepublik Deutschland, 4.00%, 1/4/18	EUR	315,000	482,135
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	35,000	52,410
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	250,000	465,976
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	210,000	382,372

			2,527,868

ITALY†
Italy Government International Bond, 6.875%, 9/27/23		$110,000	127,985

JAPAN — 0.6%
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	212,050,000	2,348,026
Japan Government Ten Year Bond, 1.50%, 9/20/18	JPY	174,200,000	2,020,190
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	148,100,000	1,661,507
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	86,500,000	1,054,879
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	53,700,000	604,456
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	144,700,000	1,769,761

			9,458,819

MEXICO — 0.1%
Mexico Government International Bond, 5.625%, 1/15/17		$160,000	185,440
Mexico Government International Bond, 5.95%, 3/19/19		710,000	865,490
Mexico Government International Bond, 5.125%, 1/15/20		350,000	413,350
Mexico Government International Bond, 6.05%, 1/11/40		220,000	276,100
Mexico Government International Bond, MTN, 4.75%, 3/8/44		80,000	84,200

			1,824,580

MULTI-NATIONAL — 0.1%
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	275,311
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	150,000	225,224
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	427,687

			928,222

NETHERLANDS — 0.1%
Netherlands Government Bond, 4.00%, 7/15/16(3)	EUR	550,000	803,987
Netherlands Government Bond, 3.50%, 7/15/20(3)	EUR	625,000	940,300
Netherlands Government Bond, 4.00%, 1/15/37(3)	EUR	280,000	466,183

			2,210,470

NEW ZEALAND†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	175,000	158,290

NORWAY†
Norway Government Bond, 4.25%, 5/19/17	NOK	1,000,000	192,712
Norway Government Bond, 3.75%, 5/25/21	NOK	3,100,000	602,791

			795,503

PERU†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	136,500
Peruvian Government International Bond, 5.625%, 11/18/50		150,000	180,525

			317,025

POLAND†
Poland Government International Bond, 5.125%, 4/21/21		250,000	290,000

SINGAPORE†
Singapore Government Bond, 2.375%, 4/1/17	SGD	280,000	244,674
Singapore Government Bond, 3.125%, 9/1/22	SGD	120,000	110,911

			355,585

SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16		$240,000	261,171
Korea Development Bank (The), 3.25%, 3/9/16		160,000	170,530
Korea Development Bank (The), 4.00%, 9/9/16		160,000	175,349

			607,050

SWEDEN — 0.1%
Sweden Government Bond, 6.75%, 5/5/14	SEK	2,540,000	419,528
Sweden Government Bond, 4.25%, 3/12/19	SEK	1,590,000	283,490
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,225,000	566,191

			1,269,209

SWITZERLAND†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	160,000	191,602
Switzerland Government Bond, 2.50%, 3/8/36	CHF	100,000	137,332

			328,934

UNITED KINGDOM — 0.6%
United Kingdom Gilt, 5.00%, 9/7/14	GBP	665,000	1,081,564
United Kingdom Gilt, 4.00%, 9/7/16	GBP	1,145,000	1,951,505
United Kingdom Gilt, 4.50%, 3/7/19	GBP	635,000	1,151,485
United Kingdom Gilt, 8.00%, 6/7/21	GBP	71,000	160,567
United Kingdom Gilt, 3.75%, 9/7/21	GBP	725,000	1,274,782
United Kingdom Gilt, 4.25%, 6/7/32	GBP	180,000	327,033

United Kingdom Gilt, 4.25%, 3/7/36	GBP	920,000	1,657,676
United Kingdom Gilt, 4.50%, 12/7/42	GBP	735,000	1,375,530
United Kingdom Gilt, 4.25%, 12/7/55	GBP	285,000	517,356

			9,497,498

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	75,200

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $47,817,326)			49,105,532

MUNICIPAL SECURITIES — 2.8%

Alameda County Industrial Development Authority, Series 1997 A, (Plyproperties), VRDN, 0.14%, 3/7/13 (LOC: Wells Fargo Bank N.A.)		3,600,000	3,600,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50		120,000	161,768
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.13%, 3/1/13		700,000	700,000
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40		120,000	164,173
Big Bear Lake Rev., Series 1993 A, (Southwest Gas Corp.), VRDN, 0.12%, 3/6/13 (LOC: Wells Fargo Bank N.A.)		4,100,000	4,100,000
California GO, (Building Bonds), 7.30%, 10/1/39		160,000	224,941
California GO, (Building Bonds), 7.60%, 11/1/40		45,000	66,101
City of Lowell, AR Rev., (Little Rock Newspapers), VRDN, 0.16%, 3/6/13 (LOC: JPMorgan Chase Bank N.A.)		3,850,000	3,850,000
Idaho Housing & Finance Association Multifamily Housing Rev., Series 2011 A, (Traditions At Boise Apartments), VRDN, 0.15%, 3/6/13 (LOC: East West Bank and FHLMC)(SBBPA: FHLB)		500,000	500,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		230,000	228,832
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36		120,000	163,582
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		130,000	160,024
Maryland Economic Development Corp. Rev., (Associated Catholic Charities, Inc.), VRDN, 0.12%, 3/1/13 (LOC: PNC Bank N.A.)		1,510,000	1,510,000
Medford Hospital Facilities Authority Rev., (Rogue Valley Manor Project), VRDN, 0.13%, 3/1/13 (LOC: Bank of America N.A.)		100,000	100,000
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40		185,000	241,784
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		100,000	133,319
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.13%, 3/1/13 (LOC: Commerce Bank)		3,000,000	3,000,000
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40		180,000	264,575
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41		140,000	199,210
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37		75,000	99,489
New York State Housing Finance Agency Rev., Series 2012 A, (Riverside Center 2 Housing), VRDN, 0.13%, 3/6/13 (LOC: Bank of America N.A.)		3,000,000	3,000,000
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34		200,000	231,418
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.20%, 3/6/13 (LOC: FNMA)		1,650,000	1,650,000

Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	130,000	167,714
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	360,000	365,429
Riverside County Industrial Development Authority (Cal-Mold, Inc.), VRDN, 0.21%, 3/6/13 (LOC: Bank of the West)	1,860,000	1,860,000
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	280,000	348,667
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	170,000	209,715
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	170,000	197,276
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	135,000	169,185
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	195,000	239,011
State of Ohio Rev., Series 2012 B, 0.60%, 5/30/13	3,335,000	3,335,267
Tempe Industrial Development Authority Rev., Series 2004 B, (ASUF Brickyard LLC), VRDN, 0.21%, 3/7/13 (LOC: Bank of America N.A.)	4,200,000	4,200,000
Washington Finance Commission Nonprofit Housing Rev., (Heatherwood), Series 2002 A, VRDN, 0.13%, 3/7/13 (LOC: FHLMC)	3,400,000	3,400,000
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.13%, 3/7/13 (LOC: JPMorgan Chase Bank N.A.)	4,000,000	4,000,000
Wisconsin Health & Educational Facilities Authority Rev., (Milwaukee Institute of Art & Design), VRDN, 0.16%, 3/6/13 (LOC: Citibank N.A.)	3,780,000	3,780,000

TOTAL MUNICIPAL SECURITIES (Cost $45,850,366)		46,621,480

COMMERCIAL PAPER(7) — 2.5%

Bank of Nova Scotia, 0.18%, 5/2/13	4,200,000	4,198,729
Catholic Health Initiatives, 0.21%, 6/4/13	4,100,000	4,097,376
Charta LLC, 0.25%, 4/2/13(3)	4,100,000	4,099,015
CRC Funding LLC, 0.25%, 4/2/13(3)	4,100,000	4,099,015
Crown Point Capital Co., 0.21%, 3/14/13(3)	4,200,000	4,199,689
Legacy Capital LLC, 0.21%, 3/1/13(3)	4,200,000	4,199,978
Lexington Parker Capital, 0.21%, 3/6/13(3)	4,200,000	4,199,825
Liberty Street Funding LLC, 0.16%, 3/6/13(3)	4,100,000	4,099,870
San Francisco City and County Public Utilities Commission Water Rev., 0.16%, 4/1/13	4,200,000	4,200,000
Toyota Motor Credit Corp., 0.27%, 3/13/13	4,200,000	4,199,875

TOTAL COMMERCIAL PAPER (Cost $41,593,693)		41,593,372

COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 0.9%

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	288,139	290,978
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 3/1/13	500,000	549,794
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 3/1/13	425,000	468,195
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	600,000	610,694
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(3)	550,000	559,223

CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	350,000	363,593
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 3/1/13	325,000	358,853
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 3/1/13	925,000	960,784
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 3/1/13	87,720	87,946
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 3/1/13	600,000	635,694
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 3/1/13	250,000	265,269
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 3/1/13	1,000,000	1,048,643
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	740,000	792,553
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,100,000	1,177,034
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	500,000	529,575
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	628,795	646,683
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	1,000,000	1,029,641
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.54%, 3/11/13	450,000	474,489
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 3/11/13	200,000	214,034
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 3/11/13	600,000	652,559
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 3/11/13	725,000	798,347
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	200,000	203,998
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	75,843	75,849
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	800,000	846,800
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	116,797	118,416
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,500,000	1,588,421

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,137,649)		15,348,065

COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 0.7%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	212,020	219,544
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	1,091,549	854,721
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	215,064	220,568
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	325,000	342,644

Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 3/1/13	535,821	536,900
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.36%, 3/1/13	289,096	291,236
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 3/1/13	635,432	656,875
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.06%, 3/1/13	298,433	296,357
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.93%, 3/1/13	687,593	674,064
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 3/1/13	300,000	315,536
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	257,206	271,835
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.91%, 3/1/13	326,560	346,205
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 3/1/13	364,619	375,796
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	407,367	432,465
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	474,563	499,026
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	142,126	149,256
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	474,757	494,772
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 3/1/13	211,151	213,608
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.69%, 3/1/13	651,751	662,956
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	577,875	600,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	290,332	298,602
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	346,037	372,168
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.03%, 3/1/13	244,487	250,377

		9,375,828

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	1,673,164	1,860,980

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,072,228)		11,236,808

EXCHANGE-TRADED FUNDS — 0.3%

iShares Dow Jones U.S. Real Estate Index Fund	9,700	660,764
iShares MSCI EAFE Index Fund	14,566	847,450
iShares MSCI Japan Index Fund	59,800	610,558
iShares Russell 2000 Value Index Fund	434	35,098
iShares Russell Midcap Value Index Fund	59,196	3,250,452

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,926,999)		5,404,322

U.S. GOVERNMENT AGENCY SECURITIES †

FHLMC, 2.375%, 1/13/22	210,000	218,643
FNMA, 6.625%, 11/15/30	200,000	298,800

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $510,927)		517,443

CONVERTIBLE PREFERRED STOCKS†

HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%, 7/15/15	2,172	58,188

INSURANCE†
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	3,854	251,859

LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	373	37,463

TOBACCO†
Universal Corp., 6.75%	36	44,919

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $342,454)		392,429

ASSET-BACKED SECURITIES(6)†

American Airlines Pass-Through Trust, 7.00%, 7/31/19(3)	21,404	22,421
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19	130,000	146,161
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	99,569	107,037

TOTAL ASSET-BACKED SECURITIES (Cost $259,285)		275,619

PREFERRED STOCKS†

CONSUMER FINANCE†
Ally Financial, Inc., 7.00%(3)	77	74,924

REAL ESTATE INVESTMENT TRUSTS (REITs)†
DuPont Fabros Technology, Inc., Series A, 7.875%	1,140	30,483
Inland Real Estate Corp., Series A, 8.125%	751	20,187
PS Business Parks, Inc., 6.45%	732	19,508

		70,178

TOTAL PREFERRED STOCKS (Cost $137,391)		145,102

TEMPORARY CASH INVESTMENTS — 1.6%

SSgA U.S. Government Money Market Fund (Cost $27,806,023)	27,806,023	27,806,023

TOTAL INVESTMENT SECURITIES — 98.7% (Cost $1,389,064,766)		1,672,120,982

OTHER ASSETS AND LIABILITIES — 1.3%		21,560,363
TOTAL NET ASSETS — 100.0%		$1,693,681,345

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

374,579	CAD for USD	Barclays Bank plc	4/26/13	362,782	(13,150)
80,000	CAD for USD	HSBC Holdings plc	4/26/13	77,480	(2,615)
13,623	CHF for USD	Credit Suisse AG	3/28/13	14,539	(84)
191,086	CHF for USD	UBS AG	4/26/13	203,989	(1,969)
4,805,000	CZK for USD	Deutsche Bank	4/26/13	244,599	(5,278)

308,000	DKK for USD	Barclays Bank plc	4/29/13	53,965	(1,335)
4,030,339	DKK for USD	UBS AG	4/29/13	706,154	(12,813)
30,000	EUR for USD	Barclays Bank plc	4/26/13	39,182	(985)
1,000,000	EUR for USD	Deutsche Bank	4/26/13	1,306,059	(48,781)
181,000	EUR for USD	HSBC Holdings plc	4/26/13	236,397	(1,184)
58,000	EUR for USD	HSBC Holdings plc	4/26/13	75,751	(1,490)
74,000	EUR for USD	HSBC Holdings plc	4/26/13	96,648	(3,524)
29,000	GBP for USD	HSBC Holdings plc	4/26/13	43,982	(1,416)
29,000	GBP for USD	HSBC Holdings plc	4/26/13	43,982	(1,932)
131,000	GBP for USD	HSBC Holdings plc	4/26/13	198,679	(7,377)
129,000	HKD for USD	Westpac Group	4/26/13	16,637	(10)
7,082,000	JPY for USD	Barclays Bank plc	4/26/13	76,432	395
60,160,000	JPY for USD	HSBC Holdings plc	4/26/13	649,273	(807)
4,174,000	JPY for USD	HSBC Holdings plc	4/26/13	45,048	(2,100)
180,427,578	JPY for USD	UBS AG	4/26/13	1,947,252	(91,998)
103,088,000	KRW for USD	HSBC Holdings plc	4/26/13	94,589	112
1,814,856,993	KRW for USD	HSBC Holdings plc	4/26/13	1,665,228	(29,403)
504,000	NOK for USD	Barclays Bank plc	4/26/13	87,619	(546)
1,559,862	NOK for USD	Deutsche Bank	4/26/13	271,177	(7,425)
170,047	NZD for USD	Westpac Group	4/26/13	140,089	(2,157)
410,000	SGD for USD	HSBC Holdings plc	4/26/13	331,072	(2,875)

				9,028,604	(240,747)
(Value on Settlement Date $9,269,351)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

199,372	AUD for USD	Westpac Group	4/26/13	202,832	6,393
2,220,251	CAD for USD	UBS AG	3/28/13	2,151,681	17,847
548,957	CHF for USD	Credit Suisse AG	3/28/13	585,833	6,634
931,032	DKK for USD	UBS AG	4/29/13	163,126	1,659
1,042,791	EUR for USD	HSBC Holdings plc	4/26/13	1,361,947	25,726
1,840,863	EUR for USD	UBS AG	3/28/13	2,403,751	44,321
469,024	EUR for USD	UBS AG	3/28/13	612,439	11,292
443,224	EUR for USD	UBS AG	3/28/13	578,750	10,671
370,275	GBP for USD	Barclays Bank plc	4/26/13	561,570	25,723
596,967	GBP for USD	Credit Suisse AG	3/28/13	905,509	(4,196)
17,000	GBP for USD	HSBC Holdings plc	4/26/13	25,783	15
297,096	GBP for USD	HSBC Holdings plc	4/26/13	450,585	(740)
343,111	GBP for USD	UBS AG	4/26/13	520,373	3,286
18,700,000	JPY for USD	HSBC Holdings plc	4/26/13	201,819	918
3,540,942	NOK for USD	UBS AG	4/26/13	615,580	20,148
463,000	SEK for USD	Barclays Bank plc	4/26/13	71,507	307
2,753,691	SEK for USD	Deutsche Bank	4/26/13	425,286	(3,297)
1,482,569	SEK for USD	HSBC Holdings plc	4/26/13	228,971	(44)
1,458,812	SEK for USD	UBS AG	4/26/13	225,302	1,710
139,398	SGD for USD	Barclays Bank plc	4/26/13	112,563	(82)
304,866	SGD for USD	Deutsche Bank	4/26/13	246,177	(484)

				12,651,384	167,807
(Value on Settlement Date $12,819,191)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)

201	S&P 500 E-Mini	March 2013	15,208,665	(8,355)
50	S&P Mid Cap 400 E-Mini	March 2013	5,508,500	(3,347)
36	U.S. Treasury 30-Year Bonds	June 2013	5,176,125	(4,015)

			25,893,290	(15,717)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BB-UBS	-	Barclays Bank PLC - UBS Real Estate Securities, Inc.
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CZK	-	Czech Koruna
DKK	-	Danish Krone
EAFE	-	Europe, Australasia, and Far East
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MSCI	-	Morgan Stanley Capital International
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PHHMC	-	PHH Mortgage Corporation
PIK	-	Payment in Kind
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $150,176.

(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $52,239,167, which represented 3.1% of total net assets.

(4)	Security is in default.
(5)	When-issued security.
(6)	Final maturity date indicated, unless otherwise noted.
(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	790,207,922	—	—
Foreign Common Stocks	23,932,938	229,886,523	—
U.S. Treasury Securities	—	194,121,949	—
Corporate Bonds	—	142,438,715	—
U.S. Government Agency Mortgage-Backed Securities	—	93,086,740	—
Sovereign Governments and Agencies	—	49,105,532	—
Municipal Securities	—	46,621,480	—
Commercial Paper	—	41,593,372	—
Commercial Mortgage-Backed Securities	—	15,348,065	—
Collateralized Mortgage Obligations	—	11,236,808	—
Exchange-Traded Funds	5,404,322	—	—
U.S. Government Agency Securities	—	517,443	—
Convertible Preferred Stocks	—	392,429	—
Asset-Backed Securities	—	275,619	—
Preferred Stocks	—	145,102	—
Temporary Cash Investments	27,806,023	—	—

Total Value of Investment Securities	847,351,205	824,769,777	—

Other Financial Instruments
Futures Contracts	(15,717)	—	—
Forward Foreign Currency Exchange Contracts	—	(72,940)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	(15,717)	(72,940)	—

3. Federal Tax Information

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,419,873,556
Gross tax appreciation of investments	$260,943,133
Gross tax depreciation of investments	(8,695,707)
Net tax appreciation (depreciation) of investments	$252,247,426

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 25, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 25, 2013